As filed with the Securities and Exchange Commission on January 18, 2002


                                                    Registration No. 333 - 7509
                                                                     811 - 7689

-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C.  20549

-------------------------------------------------------------------------------

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]

                     Pre-Effective Amendment No.
                                                ---

                     Post-Effective Amendment No. 11

                                                 ---
                                      and

                       REGISTRATION STATEMENT UNDER THE                 [X]
                        INVESTMENT COMPANY ACT OF 1940

                          Amendment No. 29

                                        --

                  RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT
                  -------------------------------------------
                        (Exact Name of Registrant)





                      TRANSAMERICA LIFE INSURANCE COMPANY
                      -----------------------------------
                           (Name of Depositor)




            4333 Edgewood Road N.E., Cedar Rapids, Iowa  52499-0001
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code

                                 (319) 297-8468

                             Frank A. Camp, Esquire

                    Transamerica Life Insurance Company
                            4333 Edgewood Road, N.E.
                         Cedar Rapids, Iowa  52499-0001
                    (Name and Address of Agent for Service)

                                    Copy to:

                         Frederick R. Bellamy, Esquire
                     Sutherland, Asbill and Brennan L.L.P.
                        1275 Pennsylvania Avenue, N.W.
                         Washington, D.C.  20004-2404

Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies

                              ------------------------



                              ------------------------


It is proposed that this filing will become effective:

-----   immediately upon filing pursuant to paragraph (b) of Rule 485.

        on ______________ pursuant to paragraph (b) of Rule 485.

-----

        60 days after filing pursuant to paragraph (a)(1) of Rule 485
-----

  X     on March 18, 2002 pursuant to paragraph (a)(1) of Rule 485

-----


If appropriate, check the following box:

                This post-effective amendment designates a new effective date
        ---
for a previously filed post-effective amendment.

The Prospectuses and Statements of Additional Information for the Retirement Income Builder Variable Annuity and the Retirement Income Builder II Variable Annuity of the Retirement Builder Variable Annuity Account are hereby incorporated by reference to Form N-4 Registration Statement (333-7509 and 811-
7689) filed on April 30, 2001.

                                                                PORTFOLIO SELECT
                                                                VARIABLE ANNUITY



                                                                  Issued Through
                                                       RETIREMENT INCOME BUILDER
                                                        VARIABLE ANNUITY ACCOUNT
                                                                              By
                                             TRANSAMERICA LIFE INSURANCE COMPANY



Prospectus - May 1, 2002

This flexible premium deferred annuity policy has many investment choices. There is a fixed account, which offers interest at rates that are guaranteed by Transamerica Life Insurance Company (Transamerica), and forty-three underlying fund portfolios. You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the underlying fund portfolios.

This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying funds. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the Portfolio Select Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2002. Please call us at (800) 525-6205 or write us at: Transamerica Life Insurance Company, Financial Markets Division, Variable Annuity Department, 4333 Edgewood Road NE, Cedar Rapids, Iowa, 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission
(SEC) and the SAI is incorporated herein by reference. Information about the separate account can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the policies and the underlying funds:
 . are not bank deposits
 . are not federally insured
 . are not endorsed by any bank or government agency
 . are not guaranteed to achieve their goal
 . are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

AIM Variable Insurance Funds
AIM V.I. Capital Appreciation Fund
AIM V.I. Growth and Income Fund
AIM V.I. International Equity Fund
AIM V.I. Value Fund
AIM V.I. Dent Demographic Trends Fund

Alliance Variable Products Series Fund, Inc. - Class B
Alliance Premier Growth Portfolio
Alliance Technology Portfolio

Davis Variable Account Fund, Inc.
Davis Value Portfolio

Evergreen Variable Trust
Evergreen VA Fund
Evergreen VA Foundation Fund
Evergreen VA Global Leaders Fund
Evergreen VA Growth and Income Fund
Evergreen VA Blue Chip Fund
Evergreen VA International Growth Fund
Evergreen VA Omega Fund
Evergreen VA Capital Growth Fund
Evergreen VA Growth Fund
Evergreen VA High Income Fund

Federated Insurance Series
Federated American Leaders Fund II
Federated High Income Bond Fund II

Franklin Templeton Variable Insurance
Products Trust - Class 2
Franklin Small Cap Fund
Templeton Global Asset Allocation Fund
Templeton Foreign Securities Fund
Templeton Developing Markets Securities Fund

MFS(R)Variable Insurance Trust(SM)
MFS Emerging Growth Series
MFS Research Series
MFS Total Return Series
MFS Utilities Series

Oppenheimer Variable Account Funds
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Main Street Growth & Income Fund/VA
Oppenheimer Multiple Strategies Fund/VA
Oppenheimer Strategic Bond Fund/VA

Putnam Variable Trust - Class IB Shares
Putnam VT Global Growth Fund
Putnam VT Growth and Income Fund
Putnam VT Growth Opportunities Fund
Putnam VT Money Market Fund
Putnam VT New Value Fund

Variable Insurance Products Fund
(VIP) - Service Class
Fidelity - VIP High Income Portfolio

Variable Insurance Products Fund
(VIP) - Service Class 2
Fidelity - VIP Equity-Income Portfolio
Fidelity - VIP Growth Portfolio

Variable Insurance Products Fund II
(VIP II) - Initial Class
Fidelity - VIP II Index 500 Portfolio
Fidelity - VIP II Investment Grade Bond Portfolio

Variable Insurance Products Fund III
(VIP III) - Service Class
Fidelity - VIP III Growth Opportunities Portfolio

TABLE OF CONTENTS                                                 Page
GLOSSARY OF TERMS....................................

SUMMARY..............................................

ANNUITY POLICY FEE TABLE.............................

EXAMPLES.............................................

1.   THE ANNUITY POLICY..............................

2.   PURCHASE........................................
     Policy Issue Requirements.......................
     Premium Payments................................
     Initial Premium Requirements....................
     Additional Premium Payments.....................
     Maximum Total Premium Payments..................
     Allocation of Premium Payments..................
     Policy Value....................................

3.   INVESTMENT CHOICES..............................
     The Separate Account............................
     The Fixed Account...............................
     Transfers.......................................

4.   PERFORMANCE.....................................

5.   EXPENSES........................................
     Surrender Charges...............................
     Excess Interest Adjustment......................
     Mortality and Expense Risk Fees.................
     Administrative Charges..........................
     Premium Taxes...................................
     Federal, State and Local Taxes..................
     Transfer Fee....................................
     Managed Annuity Program.........................
     Initial Payment Guarantee.......................
     Liquidity Rider.................................
     Beneficiary Earnings Enhancement ...............
     Beneficiary Earnings Enhancement-Extra..........
     Portfolio Fees and Expenses.....................

6.   ACCESS TO YOUR MONEY............................
     Surrenders......................................
     Delay of Payment and Transfers..................
     Excess Interest Adjustment......................

7.   ANNUITY PAYMENTS................................
     (THE INCOME PHASE)..............................
     Annuity Payment Options.........................

8.   DEATH BENEFIT...................................
     When We Pay A Death Benefit.....................
     When We Do Not Pay A Death Benefit..............
     Deaths After the Annuity Commencement Date......
     Amount of Death Benefit.........................
     Guaranteed Minimum Death Benefit................
     Adjusted Partial Surrender......................

9.   TAXES...........................................
     Annuity Policies in General.....................
     Qualified and Nonqualified Policies.............
     Surrenders - Qualified Policies.................
     Surrenders - 403(b) Policies....................
     Diversification and Distribution Requirements...
     Surrenders - Nonqualified Policies..............
     Taxation of Death Benefit Proceeds..............
     Annuity Payments................................
     Annuity Contracts Purchased by Nonresident
         Aliens and Foreign Corporations.............
     Transfers, Assignments or Exchanges
       of Policies...................................
     Possible Tax Law Changes........................
     Separate Account Charges........................

10.  ADDITIONAL FEATURES.............................
     Systematic Payout Option........................
     Managed Annuity Program.........................
     Initial Payment Guarantee.......................
     Liquidity Rider.................................
     Beneficiary Earnings Enhancement ...............
     Beneficiary Earnings Enhancement-Extra..........
     Portfolio Fees and Expenses.....................
     Nursing Care and Terminal Condition
      Withdrawal Option..............................
     Unemployment Waiver.............................
     Telephone Transactions..........................
     Dollar Cost Averaging Program...................
     Asset Rebalancing...............................

11.  OTHER INFORMATION...............................
     Ownership.......................................
     Assignment......................................
     Transamerica Life Insurance Company.............
     The Separate Account............................
     Mixed and Shared Funding........................
     Exchanges and Reinstatements....................
     Voting Rights...................................
     Distributor of the Policies.....................
     IMSA............................................
     Legal Proceedings...............................

TABLE OF CONTENTS OF THE STATEMENT
OF ADDITIONAL INFORMATION............................

APPENDIX A
Condensed Financial Information......................

APPENDIX B
Historical Performance Data..........................

GLOSSARY OF TERMS

Accumulation Unit--An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value--The policy value increased or decreased by any excess interest adjustment.

Annuitant--The person during whose life any annuity payments involving life contingencies will be based on.

Annuity Commencement Date--The date upon which annuity payments are to commence. The annuity commencement date may not be later than the last day of the policy month starting after the annuitant attains age 85, except as expressly allowed by Transamerica. In no event will this date be later than the last day of the policy month following the month in which the annuitant attains age 95. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option--A method of receiving a stream of annuity payments selected by the owner.

Cash Value--The adjusted policy value less any applicable surrender charge and less any rider fees (imposed upon surrender).

Excess Interest Adjustment--A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account--One or more investment choices under the policy that are part of Transamerica's general assets and are not in the separate account.

Guaranteed Period Options--The various guaranteed interest rate periods of the fixed account which Transamerica may offer and into which premium payments may be paid or amounts transferred.

Owner--The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information given to us to issue a policy.

Policy Value--On or before the annuity commencement date, the policy value is equal to the owner's:

 .    premium payments; minus
 .    partial surrenders (including the net effect of any applicable excess interest adjustments and/or surrender charges on such surrenders); plus
 .    interest credited in the fixed account; plus
 .    accumulated gains in the separate account; minus
 .    losses in the separate account; minus

 .    service charges, rider fees, premium taxes and transfer fees, and any other charges, if any.


Separate Account--The Portfolio Select Variable Annuity division of the Retirement Builder Variable Annuity Account. The Retirement Builder Variable Annuity Account is a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"), to which premium payments under the policies may be allocated.

Subaccount--A subdivision within the separate account, the assets of which are invested in a specified portfolio of the underlying funds.

You (Your) -- The owner of the contract.

  (Note: The SAI contains a more extensive Glossary.)

SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1. THE ANNUITY POLICY

The flexible premium deferred variable annuity policy offered by Transamerica Life Insurance Company (Transamerica, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: subaccounts of the separate account, and the fixed account of Transamerica. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy offers forty-three subaccounts that are listed in Section 3. Each subaccount invests exclusively in shares of one of the portfolios of the underlying funds. The policy value depends on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that Transamerica guarantees. We guarantee to return your investment with interest credited for all amounts allocated to the fixed account.

The policy, like all deferred annuity policies, has two phases: the "accumulation phase" and the "income phase." During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular payments from your policy. The money you can accumulate during the accumulation phase will largely determine the income payments you receive during the income phase.

2. PURCHASE

You can buy this policy with $2,000 or more under most circumstances. You can add as little as $50 at any time during the accumulation phase.

3. INVESTMENT CHOICES

You can allocate your premium payments to one or more of the following investment choices described in the underlying fund prospectuses:

AIM V.I. Capital Appreciation Fund
AIM V.I. Growth and Income Fund
AIM V.I. International Equity Fund
AIM V.I. Value Fund
AIM V.I. Dent Demographic Trends Fund
Alliance Premier Growth Portfolio - Class B
Alliance Technology Portfolio - Class B
Davis Value Portfolio
Evergreen VA Fund
Evergreen VA Foundation Fund
Evergreen VA Global Leaders Fund
Evergreen VA Growth and Income Fund
Evergreen VA Blue Chip Fund
Evergreen VA International Growth Fund
Evergreen VA Omega Fund
Evergreen VA Capital Growth Fund
Evergreen VA Growth Fund
Evergreen VA High Income Fund
Federated American Leaders Fund II
Federated High Income Bond Fund II
Franklin Small Cap Fund - Class 2
Templeton Global Asset Allocation Fund - Class 2
Templeton Foreign Securities Fund - Class 2
Templeton Developing Markets Securities Fund - Class 2
MFS Emerging Growth Series
MFS Research Series
MFS Total Return Series
MFS Utilities Series
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Main Street Growth & Income Fund/VA
Oppenheimer Multiple Strategies Fund/VA
Oppenheimer Strategic Bond Fund/VA
Putnam VT Global Growth Fund - Class IB Shares
Putnam VT Growth and Income Fund - Class IB Shares
Putnam VT Growth Opportunities Fund - Class IB Shares
Putnam VT Money Market Fund - Class IB Shares
Putnam VT New Value Fund - Class IB Shares
Fidelity - VIP High Income Portfolio - Service Class
Fidelity - VIP Equity-Income Portfolio - Service Class 2
Fidelity - VIP Growth Portfolio - Service Class 2
Fidelity - VIP II Index 500 Portfolio - Initial Class
Fidelity - VIP II Investment Grade Bond Portfolio - Initial Class
Fidelity - VIP III Growth Opportunities Portfolio - Service Class

Depending upon their investment performance, you can make or lose money in any of these subaccounts.

You can also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices. While we currently do not charge for transfers, we reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.

4. PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose. We provide performance information in Appendix B and in the SAI. This data does not indicate future performance.


5. EXPENSES

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 6% of premium payments surrendered within five years after the premium is paid. However, after the tenth policy year, no surrender charges apply, regardless of when you made your last premium payment. We will calculate surrender charges by taking the earnings, if any, out before premium payments.

Full surrenders and partial surrenders from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account.

We deduct daily mortality and expense risk fees and administrative charges of 1.25% per year from the assets in each subaccount for the Return of Premium Death Benefit. An additional 0.15% or 0.25% fee will be charged if you elect the Annual Step-Up Death Benefit or Enhanced Death Benefit, respectively.


During the accumulation phase, we deduct an annual service charge of no more than $30 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.

Upon total surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable, which currently range from 0% to 3.50%.

If you elect the Managed Annuity Program, there is an annual fee during the accumulation phase of 0.45% of the minimum income base. If you receive annuity payments under the rider, then during the income phase, there is a guaranteed payment fee at an annual rate of 1.25% of the daily net asset value in the subaccounts.

If you elect the Initial Payment Guarantee when you annuitize, there is a fee equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.

If you elect the Liquidity Rider, there is a fee equal to an annual rate of 0.50% of the daily net asset value in the subaccounts. This fee is only charged for the first three policy years.

If you elect the Beneficiary Earnings Enhancement, there is an annual fee during the accumulation phase of 0.25% of the policy value.

If you elect the Beneficiary Earnings Enhancement - Extra, there is an annual fee equal to 0.50% or 0.60% of the policy value in the subaccounts for the 50% and 75% initial death benefit options, respectively.

The value of the net assets of the variable subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.

6. ACCESS TO YOUR MONEY

You can take out $500 or more anytime during the accumulation phase (except under certain qualified policies). You may take out up to 10% of the policy value free of surrender charges each policy year. The amount that may be taken free of surrender charges is referred to as the cumulative free percentage. Any cumulative free percentage that is not taken in one year is carried forward and is available to be taken in the following policy year. Amounts surrendered in excess of this free amount may be subject to a surrender charge and excess interest adjustment.

You may also have to pay income tax and a tax penalty on any money you take out.

If you have policy value in the fixed account, you may also take out cumulative interest credited free of excess interest adjustments.

Unless you elect the Life with Emergency Cash(SM) annuity payment option, you can not take money out during the income phase, although you will be receiving annuity payments.

7. ANNUITY PAYMENTS (THE INCOME PHASE)

The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, the dollar amount of your payments may go up or down. However, the Managed Annuity Program and Initial Payment Guarantee are available as optional riders and they guarantee a minimum amount for each payment.

8. DEATH BENEFIT

If the annuitant dies before the income phase begins, then a death benefit will become payable.

Naming different persons as owner and annuitant can affect to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

When you purchase the policy, you may choose one of the following guaranteed minimum death benefits:
 .  Return of Premium
 .  Annual Step-Up
 .  Enhanced

Charges are lower for the Return of Premium Death Benefit than they are for the other two.

After the policy is issued, the guaranteed minimum death benefit cannot be changed.

If the owner is not the annuitant, no death benefit is paid if the owner dies.

9. TAXES

Your earnings, if any, are generally not taxed until you take them out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. Under qualified policies, surrenders are prorated between taxable and nontaxable amounts. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the earnings. For non-qualified policies, payments during the income phase are considered partly a return of your original investment so that part of each payment may not be taxable as income.

10. ADDITIONAL FEATURES

This policy has additional features that might interest you. These include the following:

 . You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the "Systematic Payout Option" ("SPO"). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

 .  You can elect an optional rider that guarantees you a minimum income base.
   This feature is called the "Managed Annuity Program" ("MAP"). There is an extra charge for this rider.

 . You can elect an optional rider at the time of annuitization that guarantees your variable annuity payments will never be less than 80% of the initial variable annuity payment. This feature is called the "Initial Payment Guarantee". There is an extra charge for this rider.

 . You can elect an optional rider that reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase your policy. This feature is called the "Liquidity Rider". There is an extra charge for this rider.

 . You can elect one of two optional riders that might pay an additional amount on top of the policy death benefit, in certain circumstances. These features are called the "Beneficiary Earnings Enhancement"

   ("BEE") and "Beneficiary Earnings Enhancement - Extra" (BEE-Extra"). There is an extra charge for these riders.

 . Under certain medically related circumstances, we will allow you to fully or partially surrender your policy value without a surrender charge and excess interest adjustment. This feature is called the "Nursing Care and Terminal Condition Withdrawal Option".

 . Under certain unemployment circumstances, you may surrender all or a portion of the policy value free of surrender charges and excess interest adjustments. This feature is called the "Unemployment Waiver".

 . You may generally make transfers and/or change the allocation of additional premium payments by telephone. We may restrict or eliminate this feature.

 . You can arrange to automatically transfer money monthly or quarterly from certain investment options into one or more subaccounts. This feature is known as "Dollar Cost Averaging".

 . We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called "Asset Rebalancing".

These features are not available in all states, may vary by state, and may not be suitable for your particular situation.

11. OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive your policy), or whatever longer time may be required by state law. The amount of the refund will generally be the policy value. Transamerica will pay the refund within 7 days after it receives written notice of cancellation and the returned policy within the applicable period. The policy will then be deemed void.

No Probate. Usually the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.


Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment or if you cannot take the risk of losing the money that you put in.

There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, the Managed Annuity Program, the Liquidity Rider, the Beneficiary Earnings Enhancement, the Beneficiary Earnings Enhancement - Extra, and the Initial Payment Guarantee make this policy appropriate for your needs.

State Variations. Certain provisions of the policies may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your policy for specific variations since any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact us for specific information that may be applicable to your state.

Financial Statements. Financial statements for Transamerica and the subaccounts are in the SAI. Condensed financial information for the subaccounts is in Appendix A to this prospectus.


12.  INQUIRIES

If you need more information, please contact us at:

Administrative and Service Office
Financial Markets Division
Variable Annuity Department
Transamerica Life Insurance Company
4333 Edgewood Road NE
P.O. Box 3183
Cedar Rapids, IA 52406-3183

You may check your policy at www.talife.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number ("PIN") to access information about your policy. We cannot guarantee that you will be able to access this site.

------------------------------------------------------------------------------------------------------------------------------------
                                           ANNUITY POLICY FEE TABLE (ACCUMULATION PHASE)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Separate Account Annual Expenses
                   Policy Owner Transaction Expenses                            (as a percentage of average account value)
------------------------------------------------------------------------------------------------------------------------------------
  Sales Load On Purchase Payments                               0        Mortality and Expense Risk Fee/(7)/                1.10%
  Maximum Surrender Charge                                               Administrative Charge                              0.15%
                                                                                                                            -----
    (as a % of Premium Payments Surrendered)/(1)/               6%       TOTAL SEPARATE ACCOUNT
  Annual Service Charge /(2)/                     $0 - $30 Per Policy    ANNUAL EXPENSES                                    1.25%
  Transfer Fee/(3)/                                          $0 - $10
                                                                         Optional Separate Account Expenses:
  Optional Rider Fees:                                                   Annual Step-Up Death Benefit Fee/(8)/              0.15%
  Managed Annuity Program Fee/(4)/                             0.45%     Enhanced Death Benefit Fee/(9)/                    0.25%
  Beneficiary Earnings Enhancement Fee/(5)/                    0.25%     Liquidity Rider Fee/(10)/                          0.50%
  Beneficiary Earnings Enhancement - Extra Fee/(6)/      0.50%-0.60%     TOTAL SEPARATE ACCOUNT ANNUAL
                                                                         EXPENSES WITH HIGHEST OPTIONAL
                                                                         SEPARATE ACCOUNT EXPENSES/(11)/                    2.00%
------------------------------------------------------------------------------------------------------------------------------------
                                                  Portfolio Annual Expenses /(12)/
                    (as a percentage of average net assets and after fee waivers and/or expense reimbursements)
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Management       Other         Rule      Total Portfolio
                                                                             Fees         Expenses    12b-1 Fees   Annual Expenses
------------------------------------------------------------------------------------------------------------------------------------
   AIM V.I. Capital Appreciation Fund....................................
   AIM V.I. Growth and Income Fund.......................................
   AIM V.I. International Equity Fund....................................
   AIM V.I. Value Fund...................................................
   AIM V.I. Dent Demographic Trends Fund/(13)/ ..........................
   Alliance Premier Growth Portfolio - Class B...........................
   Alliance Technology Portfolio -  Class B/(14)/ .......................
   Davis Value Portfolio/(15)/...........................................
   Evergreen VA Fund/(16)/ ..............................................
   Evergreen VA Foundation Fund..........................................
   Evergreen VA Global Leaders Fund/(16)/................................
   Evergreen VA Growth and Income Fund/(16)/.............................
   Evergreen VA Blue Chip Fund...........................................
   Evergreen VA International Growth Fund/(16)/ .........................
   Evergreen VA Omega Fund...............................................
   Evergreen VA Capital Growth Fund......................................
   Evergreen VA Growth Fund..............................................
   Evergreen VA High Income Fund/(16)/...................................
   Federated American Leaders Fund II/(17)/..............................
   Federated High Income Bond Fund II/(17)/..............................
   Franklin Small Cap Fund - Class 2/(18)(19)(20)/.......................
   Templeton Global Asset Allocation Fund - Class 2/(20)/................
   Templeton Foreign Securities Fund - Class 2/(20)/.....................
   Templeton Developing Markets Securities Fund - Class 2/(20)/..........
   MFS Emerging Growth Series/(21)/......................................
   MFS Research Series/(21)/.............................................
   MFS Total Return Series/(21)/.........................................
   MFS Utilities Series/(21)/............................................
   Oppenheimer Capital Appreciation Fund/VA..............................
   Oppenheimer Main Street Growth & Income Fund/VA.......................
   Oppenheimer Multiple Strategies Fund/VA...............................
   Oppenheimer Strategic Bond Fund/VA....................................
   Putnam VT Global Growth Fund - Class IB Shares/(22)(23)/..............
   Putnam VT Growth and Income Fund - Class IB Shares/(22)(23)/..........
   Putnam VT Growth Opportunities Fund - Class IB Shares/(22)(23)(24)/...
   Putnam VT Money Market Fund - Class IB Shares/(22)(23)/...............
   Putnam VT New Value Fund - Class IB Shares/(22)(23/)..................
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
           ANNUITY POLICY FEE TABLE (ACCUMULATION PHASE) (continued)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Separate Account Annual Expenses
                   Policy Owner Transaction Expenses                            (as a percentage of average account value)
------------------------------------------------------------------------------------------------------------------------------------
  Sales Load On Purchase Payments                                   0    Mortality and Expense Risk Fee /(7)/               1.10%
  Maximum Surrender Charge                                               Administrative Charge                              0.15%
                                                                                                                            -----
    (as a % of Premium Payments Surrendered)/(1)/                  6%    TOTAL SEPARATE ACCOUNT
  Annual Service Charge/(2)/                      $0 - $30 Per Policy    ANNUAL EXPENSES                                    1.25%
  Transfer Fee/(3)/                                          $0 - $10
                                                                       Optional Separate Account Expenses:
  Optional Rider Fees:                                                 Annual Step-Up Death Benefit Fee/(8)/                0.15%
  Managed Annuity Program Fee/(4)/                              0.45%  Enhanced Death Benefit Fee/(9)/                      0.25%
  Beneficiary Earnings Enhancement Fee/(5)/                     0.25%  Liquidity Rider Fee/(10)/                            0.50%
  Beneficiary Earnings Enhancement - Extra Fee/(6)/       0.50%-0.60%  TOTAL SEPARATE ACCOUNT ANNUAL
                                                                       EXPENSES WITH HIGHEST OPTIONAL
                                                                       SEPARATE ACCOUNT EXPENSES/(11)/

                                                                       SEPARATE ACCOUNT EXPENSES/(11)/                      2.00%
------------------------------------------------------------------------------------------------------------------------------------

                                                  Portfolio Annual Expenses/(12)/
                    (as a percentage of average net assets and after fee waivers and/or expense reimbursements)
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Management       Other         Rule      Total Portfolio
                                                                             Fees        Expenses     12b-1 Fees       Annual
                                                                                                                      Expenses
------------------------------------------------------------------------------------------------------------------------------------
   Fidelity - VIP High Income Portfolio - Service Class.................
   Fidelity - VIP Equity-Income Portfolio - Service Class 2/(25)/.......
   Fidelity - VIP Growth Portfolio - Service Class 2/(25)/..............
   Fidelity - VIP II Index 500 Portfolio - Initial Class/(26 )/.........
   Fidelity - VIP II Investment Grade Bond Portfolio - Initial Class....
   Fidelity - VIP III Growth Opportunities Portfolio - Service
   Class/(25)/..........................................................
------------------------------------------------------------------------------------------------------------------------------------



/(1)/ The surrender charge is decreased based on the number of years since the premium payment was made, from 6% in the year in which the premium payment was made to 0% in the sixth year after the premium payment was made. However, after the tenth policy year, no surrender charges apply, regardless of when you made your last premium payment. If applicable, a surrender charge will only be applied to surrenders that exceed the amount available under certain listed exceptions. The surrender charge, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account.

/(2)/ The service charge is the lesser of $30 or 2% of the policy value. It applies to both the fixed account and the separate account, and is assessed on a prorata basis relative to each account's policy value as a percentage of the policy's total policy value.

/(3)/ The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. There is no fee for the first 12 transfers per policy year. For additional transfers, Transamerica may charge a fee of $10 per transfer, but currently does not charge for any transfers.

/(4)/ The annual rider fee for the Managed Annuity Program is 0.45% of the minimum income base and is deducted only during the accumulation phase. If you annuitize under the rider, a guaranteed payment fee is deducted at an annual rate of 1.25%. See Section 5, Expenses.

/(5)/ The annual Beneficiary Earnings Enhancement fee is 0.25% of the policy value and is deducted only during the accumulation phase.

/(6)/ The annual fee is 0.50% or 0.60% of the policy in the subaccounts for the 50% and 75% initial death benefit option, respectively.

/(7)/ The mortality and expense risk fee shown (1.10%) is for the "Return of Premium Death Benefit".

/(8)/ The fee for the Annual Step-Up Death Benefit is in addition to the mortality and expense risk fee (1.10%).

/(9)/ The fee for the Enhanced Death Benefit is in addition to the mortality and expense risk fee (1.10%).

/(10)/ The fee for the Liquidity Rider fee is in addition to the mortality and expense risk fee (1.10%). This fee is only charged for the first three policy years.

/(11)/ The Enhanced Death Benefit fee and Liquidity Rider fee are included herein. The Annual Step-Up Death Benefit fee is not included herein since it is less expensive than the Enhanced Death Benefit and the two optional death benefits may not be elected together.

/(12)/ The fee table information relating to the underlying funds was provided to Transamerica by the underlying funds, their investment advisers or managers, and Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table. The expenses are for the fiscal year ended December 31, 2001, unless otherwise stated.

/(13)/ Expenses are after fee waivers and have been restated to reflect current fees. The investment advisor has agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to limit Total Portfolio Annual Expenses to 1.50% of average daily net assets until December 31, 2001. Total Portfolio Annual Expenses before waivers was 1.63%.

/(14)/ Total Portfolio Annual Expense before waivers and reimbursements for the Alliance Technology Portfolio was 1.33%.

/(15)/ Total Portfolio Annual Expenses before expense reimbursements for the Davis Value Portfolio was 1.01%.

/(16)/ Annual results for the Evergreen VA Funds for the year ended December 31, 2000, net of expense waivers and reimbursements. If the underlying funds had borne all expenses that were assumed or waived by the investment advisor, the ratios for Other Expenses and Total Underlying Fund Annual Expenses (reduced by custodial offset arrangements), respectively, would have been as follows: 0.21%, 1.08% - Evergreen VA Fund; 0.29%, 1.16% - Evergreen VA Global Leaders Fund; 0.20%, 1.07% - Evergreen VA Growth and Income Fund; 0.86%, 1.52% - Evergreen VA International Growth Fund; and 0.50%, 1.20% - Evergreen VA High Income Fund.

/(17)/ Total Portfolio Annual Expenses before waivers for the Federated American
       Leaders Fund II and the Federated High Income Bond Fund II were 1.12% and 1.01%, respectively.

/(18)/ For the Franklin Small Cap Fund - Class 2, the manager has agreed in advance to make an estimated reduction of 0.04% of its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and by order of the Securities and Exchange Commission. Without this reduction, the total annual fund operating expenses are estimated to be 1.06%.

/(19)/ For the fiscal year ended December 31, 2000, Total Portfolio Annual
       Expenses for the Franklin Small Cap Fund - Class 2 have been restated due to a new management agreement effective May 1, 2000.

/(20)/ The Franklin Templeton's fund's class 2 distribution plan or "rule 12b-1 plan" is described in the underlying fund's prospectus.

/(21)/ Each MFS series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. Other expenses do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. The ratios for Other Expenses and Total Underlying Fund Annual Expenses (reduced by custodial offset arrangements), respectively, would have been as follows:
       0.10%, 0.84% - MFS Emerging Growth Series; 1.10%, 0.84% - MFS Research Series; 0.15%, 0.89%% -MFS Total Return Series; and 0.16%, 0.90% - MFS Utilities Series.

/(22)/ The Distribution Plan with respect to Class IB shares provides for payments by each fund to Putnam Retail Management, Inc. at the annual rate (expressed as a percentage of average net assets) of up to 0.35%. The Trustees currently limit 12b-1 payments on Class IB shares to 0.25% of average net assets

/(23)/ The Rule 12b-1 fees have been restated to reflect an increase in the 12b-
       1 fees currently payable to Putnam Investment Management, LLC ("Putnam Management"). The Trustees currently limit payments on Class IB Shares to 0.25% of annual net assets. Actual 12b-1 fees during the most recent fiscal year were 0.15% of average net assets.

/(24)/ The Putnam VT Growth Opportunities Fund commenced operations on January
       31, 2000, therefore the Total Portfolio Annual Expenses are annualized.

/(25)/ Total Portfolio Annual Expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying underlying fund prospectus for details.

/(26)/ Fidelity Management & Research Company agreed to reimburse a portion of Index 500 Portfolio's expenses during the period. The expenses presented in the table are shown with this reimbursement. Without this reimbursement, the Portfolios' management fee, other expenses and total expenses would have been: 0.24%, 0.09%, and 0.33%.

EXAMPLES - TABLE A

You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, assuming the entire policy value is in the applicable subaccount, and assuming no optional riders or features have been selected:

The expenses reflect different mortality and expense risk fees depending on which death benefit you select:
A = Return of Premium Death Benefit
B = Annual Step-Up Death Benefit
C = Enhanced Death Benefit



---------------------------------------------------------------------------------------------------------------------------------
                                                                                              If the Policy is annuitized at
                                                           If the Policy is surrendered       the end of the applicable time
                                                           at the end of the applicable      period or if the Policy is still
                                                                   time period.                 in the accumulation phase.
                                                       --------------------------------------------------------------------------
                                                           1        3        5       10        1        3        5        10
  Subaccounts                                            Year     Years    Years    Years    Year     Years    Years     Years
---------------------------------------------------------------------------------------------------------------------------------
   AIM V.I. Capital Appreciation Fund              A
                                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   AIM V.I. Growth and Income Fund                 A
                                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   AIM V.I. International Equity Fund              A
                                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   AIM V.I. Value Fund                             A
                                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   AIM V.I. Dent Demographic Trends Fund           A
                                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   Alliance Premier Growth - Class B               A
                                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   Alliance Technology - Class B                   A
                                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
                                                 --------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
   Davis Value                                     A
                                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   Evergreen VA Fund                               A
                                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
 --------------------------------------------------------------------------------------------------------------------------------
   Evergreen VA Foundation Fund                    A
                                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
 --------------------------------------------------------------------------------------------------------------------------------
   Evergreen VA Global Leaders Fund                A
                                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
 --------------------------------------------------------------------------------------------------------------------------------
   Evergreen VA Growth and Income Fund             A
                                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
 --------------------------------------------------------------------------------------------------------------------------------
   Evergreen VA Blue Chip Fund                     A
                                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                                              If the Policy is annuitized at
                                                           If the Policy is surrendered       the end of the applicable time
                                                           at the end of the applicable      period or if the Policy is still
                                                                   time period.                 in the accumulation phase.
                                                       --------------------------------------------------------------------------
                                                           1        3        5       10        1        3        5        10
  Subaccounts                                            Year     Years    Years    Years    Year     Years    Years     Years
---------------------------------------------------------------------------------------------------------------------------------
   Evergreen VA International Growth Fund          A
                                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   Evergreen VA Omega Fund                         A
                                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   Evergreen VA Capital Growth Fund                A
                                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   Evergreen VA Growth Fund                        A
                                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   Evergreen VA High Income Fund                   A
                                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   Federated American Leaders Fund II              A
                                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   Federated High Income Bond Fund II              A
                                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
                                                 --------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
   Franklin Small Cap Fund - Class 2               A
                                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   Templeton Global Asset Allocation Fund          A
   - Class 2                                     --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
 --------------------------------------------------------------------------------------------------------------------------------
   Templeton Foreign Securities Fund - Class 2     A
                                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
 --------------------------------------------------------------------------------------------------------------------------------
   Templeton Developing Markets Securities         A
   Fund - Class 2                                --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
 --------------------------------------------------------------------------------------------------------------------------------
   MFS Emerging Growth Series                      A
                                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
 --------------------------------------------------------------------------------------------------------------------------------
   MFS Research Series                             A
                                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
 --------------------------------------------------------------------------------------------------------------------------------
   MFS Total Return Series                         A
                                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
 --------------------------------------------------------------------------------------------------------------------------------
   MFS Utilities Series                            A
                                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                                              If the Policy is annuitized at
                                                           If the Policy is surrendered       the end of the applicable time
                                                           at the end of the applicable      period or if the Policy is still
                                                                   time period.                 in the accumulation phase.
                                                       --------------------------------------------------------------------------
                                                           1        3        5       10        1        3        5        10
  Subaccounts                                            Year     Years    Years    Years    Year     Years    Years     Years
---------------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Capital Appreciation Fund/VA        A
                                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Main Street Growth & Income         A
   Fund/VA                                       --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Multiple Strategies Fund/VA         A
                                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Strategic Bond Fund/VA              A
                                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   Putnam VT Global Growth Fund - Class IB         A
   Shares                                        --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   Putnam VT Growth and Income Fund - Class        A
   IB Shares                                     --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   Putnam VT Growth Opportunities Fund -           A
   Class IB Shares                               --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   Putnam VT Money Market Fund - Class IB          A
   Shares                                        --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   Putnam VT New Value Fund - Class IB Shares      A
                                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   Fidelity - VIP High Income - Service Class      A
                                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   Fidelity - VIP Equity-Income - Service          A
   Class 2                                       --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   Fidelity - VIP Growth - Service Class 2         A
                                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   Fidelity - VIP II Index 500 - Initial           A
   Class                                         --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   Fidelity - VIP II Investment Grade Bond -       A
   Initial Class                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   Fidelity - VIP III Growth Opportunities -       A
   Service Class                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------

EXAMPLES - TABLE B

You would pay the following expenses on a $1,000                   The expenses reflect different mortality and expense risk
investment, assuming a hypothetical 5% annual return on            fees depending on which death benefit you select:
assets, assuming the entire policy value is in the applicable      A = Return of Premium Death Benefit
subaccount, and assuming the Managed Annuity Program,              B = Annual Step-Up Death Benefit
the Liquidity Rider, and Beneficiary Earnings                      C = Enhanced Death Benefit
Enhancement - Extra have been selected:



---------------------------------------------------------------------------------------------------------------------------------
                                                                                              If the Policy is annuitized at
                                                           If the Policy is surrendered       the end of the applicable time
                                                           at the end of the applicable      period or if the Policy is still
                                                                   time period.                 in the accumulation phase.
                                                       --------------------------------------------------------------------------
                                                           1        3        5       10        1        3        5        10
  Subaccounts                                            Year     Years    Years    Years    Year     Years    Years     Years
---------------------------------------------------------------------------------------------------------------------------------
   AIM V.I. Capital Appreciation Fund              A
                                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   AIM V.I. Growth and Income Fund                 A
                                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   AIM V.I. International Equity Fund              A
                                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   AIM V.I. Value Fund                             A
                                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   AIM V.I. Dent Demographic Trends Fund           A
                                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   Alliance Premier Growth - Class B               A
                                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   Alliance Technology - Class B                   A
                                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   Davis Value                                     A
                                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   Evergreen VA Fund                               A
                                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   Evergreen VA Foundation Fund                    A
                                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   Evergreen VA Global Leaders Fund                A
                                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   Evergreen VA Growth and Income Fund             A
                                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   Evergreen VA Blue Chip Fund                     A
                                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                                              If the Policy is annuitized at
                                                           If the Policy is surrendered       the end of the applicable time
                                                           at the end of the applicable      period or if the Policy is still
                                                                   time period.                 in the accumulation phase.
                                                       --------------------------------------------------------------------------
                                                           1        3        5       10        1        3        5        10
  Subaccounts                                            Year     Years    Years    Years    Year     Years    Years     Years
---------------------------------------------------------------------------------------------------------------------------------
   Evergreen VA International Growth Fund          A
                                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   Evergreen VA Omega Fund                         A
                                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   Evergreen VA Capital Growth Fund                A
                                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   Evergreen VA Growth Fund                        A
                                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   Evergreen VA High Income Fund                   A
                                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   Federated American Leaders Fund II              A
                                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   Federated High Income Bond Fund II              A
                                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   Franklin Small Cap Fund - Class 2               A
                                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   Templeton Global Asset Allocation Fund -        A
   Class 2                                       --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   Templeton Foreign Securities Fund -             A
   Class 2                                       --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   Templeton Developing Markets Securities         A
   Fund - Class 2                                --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   MFS Emerging Growth Series                      A
                                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   MFS Research Series                             A
                                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   MFS Total Return Series                         A
                                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   MFS Utilities Series                            A
                                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                                              If the Policy is annuitized at
                                                           If the Policy is surrendered       the end of the applicable time
                                                           at the end of the applicable      period or if the Policy is still
                                                                   time period.                 in the accumulation phase.
                                                       --------------------------------------------------------------------------
                                                           1        3        5       10        1        3        5        10
  Subaccounts                                            Year     Years    Years    Years    Year     Years    Years     Years
---------------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Capital Appreciation Fund/VA        A
                                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Main Street Growth & Income         A
   Fund/VA                                       --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Multiple Strategies Fund/VA         A
                                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Strategic Bond Fund/VA              A
                                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   Putnam VT Global Growth Fund - Class IB         A
   Shares                                        --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   Putnam VT Growth and Income Fund - Class        A
   IB Shares                                     --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   Putnam VT Growth Opportunities Fund -           A
   Class IB Shares                               --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   Putnam VT Money Market Fund - Class IB          A
   Shares                                        --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   Putnam VT New Value Fund - Class IB Shares      A
                                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   Fidelity - VIP High Income - Service Class      A
                                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   Fidelity - VIP Equity-Income - Service          A
   Class 2                                       --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   Fidelity - VIP Growth - Service Class 2         A
                                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   Fidelity - VIP II Index 500 - Initial Class     A
                                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   Fidelity - VIP II Investment Grade Bond -       A
   Initial Class                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
   Fidelity - VIP III Growth Opportunities -       A
   Service Class                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------

Table A and Table B will assist you in understanding the costs and expenses that you will bear, directly or indirectly. These include the year 2001 expenses of the underlying fund portfolios, including any fee waivers and/or expense reimbursements (said fee waivers and expense reimbursements are assumed to continue throughout the periods shown in the examples). In addition to the expenses listed above, premium taxes may be applicable.


The examples should not be considered a representation of past or future expenses, and actual expenses may be greater or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than the assumed rate.

In these examples, the annual $30 service charge is reflected as a charge of _________% based on an average policy value of $__________ (as of December 31, 2001).


Financial Information. Condensed financial information for the subaccounts is in Appendix A to this prospectus.

1.   THE ANNUITY POLICY

This prospectus describes the Portfolio Select Variable Annuity offered by Transamerica Life Insurance Company.


An annuity is a contract between you, the owner, and an insurance company (in this case Transamerica), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After the annuity commencement date, your annuity switches to the income phase.


The policy is a flexible premium variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes.

The policy is a "flexible premium" policy because after you purchase it, you can generally make additional investments of any amount of $50 or more, until the annuity commencement date. But you are not required to make any additional investments.

The policy is a "variable" annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the variable annuity portion of the policy, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. You could lose the amount you allocate to the variable portion. The amount of annuity payments you receive during the income phase from the variable annuity portion of your policy also depends upon the investment performance of your investment choices for the income phase. However, if you annuitize under the Managed Annuity Program or the Initial Payment Guarantee, then Transamerica will guarantee a minimum amount of your annuity payments. There is an extra charge for these riders.


The policy also contains a fixed account. The fixed account offers an interest rate that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

2.  PURCHASE

Policy Issue Requirements

Transamerica will not issue a policy unless:
 . Transamerica receives all information needed to issue the policy; . Transamerica receives a minimum initial premium payment;
 .  The annuitant, owner and any joint owner are age 85 or younger.

We reserve the right to reject any application or premium payment.

Premium Payments

You should make checks for premium payments payable only to Transamerica Life Insurance Company and send them to the administrative and service office. Your check must be honored in order for Transamerica to pay any associated payments and benefits due under the policy.

Initial Premium Requirements

The initial premium payment for most policies must be at least $2,000. There is generally no minimum initial premium payment for policies issued under 403(b) policies of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. Transamerica will credit your initial premium payment to your policy within two business days after the day Transamerica receives it and your complete policy information. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.


The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

You could lose the amount you allocate to the variable portion.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. Transamerica will credit additional premium payments to your policy as of the business day we receive your premium and required information. Additional premium payments must be received before the New York Stock Exchange closes to get same-day pricing of the additional premium payment.

Maximum Total Premium Payments

Cumulative premium payments above $1,000,000 require prior approval by Transamerica.


Allocation of Premium Payments

When you purchase a policy, Transamerica will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate your premium payment to the Dollar Cost Averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.


You may change allocations for future additional premium payments subject to the limitations described below under "Telephone Transactions." The allocation change will apply to premium payments received after the date we receive the change request.


You could lose the amount you allocate to the variable subaccounts.


Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. eastern time. Holidays are generally not business days.


3.   INVESTMENT CHOICES

The Separate Account

The Portfolio Select Variable Annuity separate account currently consists of forty-three subaccounts.


The subaccounts invest in shares of the underlying fund portfolios. The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed below. The following investment choices are currently offered through this policy:

AIM VARIABLE INSURANCE FUNDS
Managed by A I M Advisors, Inc.:
     AIM V.I. Capital Appreciation Fund
     AIM V.I. Growth and Income Fund
     AIM V.I. International Equity Fund
     AIM V.I. Value Fund
Subadvised by H.S. Dent Advisors, Inc.
     AIM V.I. Dent Demographic Trends Fund

ALLIANCE VARIABLE PRODUCTS SERIES
FUND, INC. - CLASS B
Managed by Alliance Capital Management L.P.
     Alliance Premier Growth Portfolio
     Alliance Technology Portfolio

DAVIS VARIABLE ACCOUNT FUND, INC.
Managed by Davis Selected Advisors, L.P.
     Davis Value Portfolio

EVERGREEN VARIABLE TRUST
Managed by Evergreen Investment Management Company
     Evergreen VA Fund
     Evergreen VA Foundation Fund
     Evergreen VA Global Leaders Fund
     Evergreen VA Growth and Income Fund
     Evergreen VA Blue Chip Fund
     Evergreen VA International Growth Fund
     Evergreen VA Omega Fund
     Evergreen VA Capital Growth Fund
     Evergreen VA Growth Fund
     Evergreen VA High Income Fund

FEDERATED INSURANCE SERIES
   Managed by Federated Investment Management Company
     Federated American Leaders Fund II
     Federated High Income Bond Fund II

FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST - CLASS 2
Managed by Franklin Advisers, Inc.
     Franklin Small Cap Fund
Managed by Templeton Investment Counsel LLC
     Templeton Global Asset Allocation Fund
     Templeton Foreign Securities Fund
Managed by Templeton Asset Management Ltd.
     Templeton Developing Markets Securities Fund

MFS(R)VARIABLE INSURANCE TRUST(SM)
Managed by Massachusetts Financial Services Company
     MFS Emerging Growth Series
     MFS Research Series
     MFS Total Return Series
     MFS Utilities Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS
Managed by OppenheimerFunds, Inc.
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Main Street Growth & Income Fund/VA
     Oppenheimer Multiple Strategies Fund/VA
     Oppenheimer Strategic Bond Fund/VA

PUTNAM VARIABLE TRUST - CLASS IB SHARES
Managed by Putnam Investment Management, LLC
     Putnam VT Global Growth Fund
     Putnam VT Growth and Income Fund
     Putnam VT Growth Opportunities Fund
     Putnam VT Money Market Fund
     Putnam VT New Value Fund

VARIABLE INSURANCE PRODUCTS FUND
(VIP) - SERVICE CLASS
Managed by Fidelity Management & Research Company
     Fidelity - VIP High Income Portfolio

VARIABLE INSURANCE PRODUCTS FUND
(VIP) - SERVICE CLASS 2
Managed by Fidelity Management & Research Company
     Fidelity - VIP Equity-Income Portfolio
     Fidelity - VIP Growth Portfolio

VARIABLE INSURANCE PRODUCTS FUND II
(VIP II) -  INITIAL CLASS
Managed by Fidelity Management & Research Company
     VIP II Index 500 Portfolio
     VIP II Investment Grade Bond Portfolio

VARIABLE INSURANCE PRODUCTS FUND III
(VIP III) - SERVICE CLASS
Managed by Fidelity Management & Research Company
     VIP III Growth Opportunities Portfolio


The general public may not purchase shares of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios and underlying funds managed by the same investment adviser or manager that are sold directly to the public. You should not expect that the investment results of the underlying fund portfolios to be the same as those of other portfolios or underlying funds.


More detailed information, including an explanation of the portfolios' investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for each of the underlying fund portfolios carefully before you invest.


Transamerica may receive expense reimbursements or other revenues from the underlying funds or their managers. The amount of these reimbursements or revenues, if any, may be substantial and may be different for different funds or portfolios, and may be based on the amount of assets that Transamerica or the separate account invests in the underlying fund portfolios.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. See the SAI for more information concerning the possible addition, deletion or substitution of investments.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of Transamerica's general account. Interests in the general account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Transamerica has been advised that the staff of the SEC has not reviewed the disclosures in this Prospectus which relate to the fixed account.

We guarantee that the interest credited to the fixed account will not be less than 3% per year. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders from a guaranteed period option of the fixed account may be subject to an excess interest adjustment. This adjustment may increase or decrease the amount of interest credited to your policy. Upon full surrender, the excess interest adjustment will not decrease the interest credited to the guaranteed period options of your policy below 3% per year, however. You bear the risk that we will not credit interest greater than 3% per year. We determine credited rates, which are guaranteed for at least one year, in our sole discretion.

If you select the fixed account, your money will be placed with Transamerica's other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

Transfers

During the accumulation phase, you may make transfers to or from any subaccount or to the fixed account as often as you wish within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited to the following:
 .    Transfers at the end of a guaranteed period, if you notify us within 30 days prior to the end of the guaranteed period that you wish to transfer the amount in the guaranteed period option to another investment choice. No excess interest adjustment will apply.
 .    Transfers of amounts equal to interest credited on a monthly, quarterly, semi-annual or annual basis. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.

Otherwise, you cannot transfer out of the guaranteed period options of the fixed account.

There are no transfers permitted out of the Dollar Cost Averaging fixed account option except through the Dollar Cost Averaging program.


Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account, must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfers must be received while the New York Stock Exchange is open to get same-day pricing of the transaction.

During the income phase, you may transfer values out of any subaccount; however, you cannot transfer out of the fixed account in this phase. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the variable annuity units in the subaccount from which the transfer is being made.


Transfers may be made by telephone, subject to limitations described below under "Telephone Transactions."

Currently, there is no charge for transfers and generally no limit on the number of transfers during the accumulation phase. However, in the future, the number of transfers permitted may be limited and a $10 charge per transfer may apply.

During the accumulation phase, we reserve the right to prohibit transfers to the fixed account if we are crediting an effective annual interest rate of 3.0% (the guaranteed minimum).

The policy you are purchasing was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to an underlying fund portfolio. We reserve the right to reject any premium payment or transfer request from any person, if, in our judgment, an underlying fund portfolio would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise be potentially adversely affected or if an underlying portfolio would reject our purchase order. We may impose other limitations or restrictions on transfers by some or all policy owners or specifically prohibit transfers by any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege.


4.  PERFORMANCE

Transamerica may periodically advertise performance of the various investment portfolios. Performance figures might not reflect fees for options, riders or endorsements. We may disclose at least three different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges or any optional rider fees. The deduction of any applicable premium taxes, surrender charges or any optional rider fees would reduce the percentage increase or make greater any percentage decrease.


Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges.


Third, in addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the separate account.


We also may, from time to time, include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

Appendix B to this prospectus contains past performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Past performance is no indication of future performance; future performance will vary and future results will not be the same as the results shown.


5.  EXPENSES

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Surrender Charges

During the accumulation phase, you can surrender part or all of the cash value. Cash value is the adjusted policy value less any applicable surrender charge and less any rider fees (imposed upon surrender). We may deduct a surrender charge to compensate us for expenses relating to policy sales, including commissions to registered representatives and other promotional expenses.

You can surrender up to 10% of your policy value (measured at the time of surrender) each year free of surrender charges. This free amount is cumulative and is referred to as the cumulative free percentage and is determined at the time of the surrender. If you surrender money in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.


The following schedule shows the surrender charges that apply during the five years following payment of each premium payment:


  ----------------------------------------------------
    Number of Years              Surrender Charge
     Since Premium             (as a percentage of
     Payment Date                    premium
                                  surrendered)
  ----------------------------------------------------

         0 - 1                          6%
         1 - 2                          6%
         2 - 3                          6%
         3 - 4                          4%
         4 - 5                          2%
       5 or more                        0%
  ----------------------------------------------------


For example, assume your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your free amount ($21,200), you would pay a surrender charge of $528 on the remaining $8,800 (6% of $30,000 - $21,200).

Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $5,040 [6% of ($100,000 - ($80,000 x 20%))].


After the tenth policy year, no surrender charges apply, regardless of when you made your last premium payment.

You generally can choose to receive the full amount of a requested partial surrender by directing us to deduct any surrender charge and any applicable excess interest adjustment from your remaining policy value. You receive your cash value upon full surrender.


For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next.


Surrender charges are waived if you surrender under the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver.


Keep in mind that surrenders may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from earnings first. Under qualified policies, surrenders are prorated between taxable and nontaxable amounts.

An optional rider is available which reduces the number of years a surrender charge applies to each premium payment. See Section 10 - Liquidity Rider.


Excess Interest Adjustment

Full and partial surrenders of cash value from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum of 3% per year. This adjustment may also be made to amounts applied to an annuity payment option.

Mortality and Expense Risk Fee

We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefits, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. .During the accumulation phase for the Return of Premium Death Benefit the daily mortality and expense risk fee is at an annual rate of 1.10%, for the Annual Step-Up Death Benefit, the daily mortality and expense risk fee is 0.15% higher at an annual rate of 1.25%, and for the Enhanced Death Benefit, the daily mortality and expense risk fee is 0.25% higher at an annual rate of 1.35%. During the income phase, the daily mortality and expense risk fee for these benefits is at an annual rate of 1.10% of assets.


If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use our profit or surplus for any proper purpose, including distribution expenses.

Administrative Charges

We deduct an administrative charge to cover the costs of administering the policies. This daily charge is equal to an annual rate of 0.15% per year of the daily net asset value of the separate account during both the accumulation phase and the income phase.


In addition, an annual service charge of $30 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.

Premium Taxes

Some states assess premium taxes on the premium payments you make. Currently we do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:
 .    you begin receiving annuity payments;
 .    you surrender the policy; or

 .    the annuitant dies and a death benefit is paid.


Generally, premium taxes range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes it incurs because of the policy. However, no deductions are being made at the present time.

Transfer Fee

Currently there is no charge for transfers. However, if you make more than 12 transfers per year before the annuity commencement date, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing and Dollar Cost Averaging transfers do not count as one of your 12 free transfers per year. All transfer requests made at the same time are treated as a single request.


Managed Annuity Program


If you elect the Managed Annuity Program , there is an annual rider fee during the accumulation phase of 0.35% of the minimum income base, and a guaranteed payment fee during the income phase at an annual rate of 1.25% of the daily net asset value if you annuitize under the rider. The annual rider fee is also deducted if you surrender the policy.


Initial Payment Guarantee


If you elect the Initial Payment Guarantee at the time of annuitization, there is a daily rider fee currently at an annual rate of 1.25% of the daily net asset value. The rider fee may be higher or lower at the time you annuitize and elect the rider.


Liquidity Rider

If you elect the Liquidity Rider, there is a fee at an annual rate of 0.50% of the daily net asset value for the first three policy years.


Beneficiary Earnings Enhancement


If you elect the Beneficiary Earnings Enhancement, there is an annual rider fee during the accumulation phase of 0.25% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider (once we have received all necessary regulatory approvals) during the accumulation phase. The rider fee is deducted pro rata from each investment choice.


Beneficiary Earnings Enhancement - Extra


If you elect the Beneficiary Earnings Enhancement - Extra, there is an annual fee of 0.50% or 0.60% of the policy value in the subaccounts for the 50% and 75% initial death benefit options, respectively. The rider fee will be deducted on each rider anniversary and upon termination of the rider (once we have received all necessary regulatory approvals) during the accumulation phase.


Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund. A list of these expenses is found in the "Fee Table" section of this prospectus. See the prospectuses for the underlying funds for more information.

6. ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in two ways:
 . by making a surrender (either a complete or partial surrender); or . by taking systematic payouts.

Surrenders

If you take a complete surrender, you will receive:
 .  the value of your policy; plus or minus
 .  any excess interest adjustment, minus

 . any applicable surrender charges, premium taxes, service charges, and rider or option fees.


If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the policy value.

You may take out up to 10% of the policy value free of surrender charges each policy year. The free amount is cumulative so any free amount not taken one year is available to be taken the following year free of surrender charges.

Remember that any surrender you take will reduce the policy value, and might reduce the amount of the death benefit. See Section 8, Death Benefit, for more details. A surrender may also reduce other benefits.

Surrenders may be subject to a surrender charge. Surrenders from the fixed account may also be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.

Surrenders from qualified policies may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either complete or partial (unless you elect a Life with Emergency Cash(SM) option).


Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven business days from the date Transamerica receives all required information. Transamerica may defer such payment from the separate account if:
 .  the New York Stock Exchange is closed for other than usual weekends or holidays or trading on the Exchange is otherwise restricted; or . an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
 .  the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium check has cleared your bank.

Excess Interest Adjustment

Money that you transfer out of or surrender from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a transfer or surrender (either full or partial), if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on surrenders or transfers. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrenders or transfers.


Any amount surrendered in excess of the cumulative interest credited is generally subject to an excess interest adjustment.


There will be no excess interest adjustment on any of the following:

 .  nursing care or terminal condition withdrawals;
 .  unemployment surrenders;
 .  surrenders of cumulative interest credited;
 .  surrenders to satisfy any minimum distribution requirements; and

 . Systematic Payout Option payments, which do not exceed the cumulative interest credited.


Please note that in these circumstances, you will not receive a higher cash value if interest rates have fallen, nor will you receive a lower cash value if interest rates have risen.

The excess interest adjustment may be made on amounts applied to an annuity payment option.

The excess interest adjustment may vary by state and may not be applicable in all states.


7.   ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us written notice 30 days before the current annuity commencement date. The new annuity commencement date must be at least 30 days after we receive notice of the change. The latest annuity commencement date generally cannot be after the policy month following the month in which the annuitant attains age 85. We may allow a later annuity commencement date, but in no event will that date be later than the last day of the policy month following the month in which the annuitant attains age 95. The earliest annuity commencement date is 30 days after you purchase your policy.


Election of Annuity Payment Option. Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse continues the policy).


Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant's death, the beneficiary will receive any remaining guaranteed payments.

Annuity Payment Options


The policy provides several annuity payment options that are described below (these options are not available under the Managed Annuity Program). You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under a payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

Unless you choose to receive variable payments under annuity payment options 3 or 5, the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments under either annuity payment option 3 or 5. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s) that you select. The dollar amount of each variable payment after the first may increase, decrease or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance is lower than the assumed investment return, the amount of the variable annuity payments would decrease. These changes may only occur on an annual basis if you receive stabilized payments under the Managed Annuity Program and Initial Payment Guarantee.


A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payment options are explained below. Options 1, 2, and 4 are fixed only. Options 3 and 5 can be fixed or variable.

Payment Option 1--Interest Payments. We will pay the interest on the amount we
------------------------------------
use to provide annuity payments in equal payments, or this amount may be left to accumulate for a period of time you and Transamerica agree to. You and Transamerica will agree on surrender rights when you elect this option.

Payment Option 2--Income for a Specified Period. We will make level payments
-----------------------------------------------
only for the fixed period you choose. No funds will remain at the end of the period.

Payment Option 3--Life Income. You may choose between:
-----------------------------

 .    No Period Certain (fixed or variable)--Payments will be made only during the annuitant's lifetime.
 .    10 Years Certain (fixed or variable)--Payments will be made for the longer of the annuitant's lifetime or ten years.
 .    Guaranteed Return of Policy Proceeds (fixed only)--Payments will be made for the longer of the annuitant's lifetime or until the total dollar amount of payments we made to you equals the amount applied to this option.

 .    Life with Emergency Cash(SM) (fixed or variable)--Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency Cash(SM) feature, you are able to surrender all or a portion of the Life with Emergency Cash(SM) benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash(SM) benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized premium. The Life with Emergency Cash(SM) benefit will continue through age 100 of the annuitant. The Life with Emergency Cash(SM) benefit is also a death benefit that is paid upon the death of the last annuitant. (For qualified policies the death benefit ceases at the date the annuitant reaches the IRS joint age limitation.)


Payment Option 4--Income of a Specified Amount. Payments are made for any
----------------------------------------------
specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

Payment Option 5--Joint and Survivor Annuity. You may choose between:
--------------------------------------------


 .    No Period Certain (fixed or variable)--Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.
 .    Life with Emergency Cash(SM) (fixed or variable)--Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency Cash(SM) feature, you are able to surrender all or a portion of the Life with Emergency Cash(SM) benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash(SM) benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized premium. The Life with Emergency Cash(SM) benefit will continue through age 100 of the annuitant. The Life with Emergency Cash(SM) benefit is also a death benefit that is paid upon the death of the last annuitant. (For qualified policies the death benefit ceases at the date the annuitant reaches the IRS joint age limitation.)


Other annuity payment options may be arranged by agreement with Transamerica. Certain annuity payment options may not be available in all states.

NOTE CAREFULLY:

IF:
 .    you choose Life Income with No Period Certain or a Joint and Survivor
     Annuity with No Period Certain; and
 .    The annuitant dies before the date of the second (third, fourth, etc.)
     annuity payment;
THEN:
 .    We may make only one (two, three, etc.) annuity payments.

IF:
 .    You choose Income for a Specified Period, Life Income with 10 years
     Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
 .    the person receiving payments dies prior to the end of the guaranteed period;
THEN:
 .    the remaining guaranteed payments will be continued to that person's beneficiary, or their present value may be paid in a single sum.


However, IF:
 .    you choose Life with Emergency Cash(SM); and
 .    the annuitant dies before age 100;
THEN:
 .    the Life with Emergency Cash(SM) death benefit will be paid.


We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving payments is responsible for keeping Transamerica informed of their current address.

8.   DEATH BENEFIT


We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or may choose to receive a lump sum.


When We Pay A Death Benefit


Before the Annuity Commencement Date
------------------------------------
We will pay a death benefit IF:

 .    you are both the annuitant and the owner of the policy; and
 .    you die before the annuity commencement date.


We will pay a death benefit to you (owner) IF:
 .    you are not the annuitant; and
 .    the annuitant dies before the annuity commencement date.

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit. All current surrender charges will be waived.

Distribution requirements apply to the policy value upon the death of any owner. These requirements are detailed in the SAI.

After the Annuity Commencement Date
-----------------------------------

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:
 .    you are not the annuitant; and
 .    you die on or after the annuity commencement date; and
 .    the entire interest in the policy has not been paid to you;
THEN:
 .    the remaining portion of such interest in the policy will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

When We Do Not Pay A Death Benefit

No death benefit is paid in the following case:

-----------------------------------------------

IF:
 .    you are not the annuitant; and
 .    you die prior to the annuity commencement date;
THEN:
 .    the new owner (unless it is your spouse) must generally surrender the policy within five years of your death for the adjusted policy value minus any applicable rider fee.

NOTE CAREFULLY:

If the owner does not name a contingent/successor owner, the owner's estate will become the new owner. If no probate estate is opened (because, for example, the owner has precluded the opening of a probate estate by means of a trust or other instrument), and Transamerica has not received written notice of the trust as a contingent/successor owner signed prior to the owner's death, then that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent/successor owner is named in a written notice Transamerica receives.


Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option you chose when you bought the policy. The death benefit will be the greatest of:

 .    policy value on the date we receive the required information; or
 .    cash value on the date we receive the required information (this could be more than the policy value if there is a positive excess interest adjustment that exceeds the surrender charge); or
 .    guaranteed minimum death benefit (discussed below), plus premium payments, less partial surrenders from the date of death to the date the death benefit is paid.

Guaranteed Minimum Death Benefit


On the application, you generally may choose one of the guaranteed minimum death benefit options listed below (age limitations may apply).


After the policy is issued, you cannot make an election and the death benefit cannot be changed.

A.   Return of Premium Death Benefit
     -------------------------------

     The Return of Premium Death Benefit is the total premium payments, less any adjusted partial surrenders (discussed below) as of the date of death.

     The Return of Premium Death Benefit will be in effect if you do not choose one of the other options on the policy application.

B.   Annual Step-Up Death Benefit

     ----------------------------

     On each policy anniversary before your 81/st/ birthday, a new "stepped-up" death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. The death benefit is equal to:

     . the largest policy value on the policy date or on any policy anniversary before the earlier of the date of death or the annuitant's 81/st/ birthday; plus

     .    any premium payments you have made since that date; minus
     .    any adjusted partial surrenders we have paid to you since that date.

     The Annual Step-Up Death Benefit is not available if the annuitant is 81 or older on the policy date. There is an extra charge for this death benefit (an extra 0.15% annually).

C.   Enhanced Death Benefit
     ----------------------

     The death benefit under this option is the greater of 1 or 2 below:

     1.   The 6% Annually Compounding through age 80 Death Benefit is:
     .    the total premium payments; less
     .    any adjusted partial surrenders; plus
     . interest at an effective annual rate of 6% from the premium payment date or surrender date to the earlier of the annuitant's date of death or the annuitant's 81/st/ birthday.

     2.   The Monthly Step-Up through age 80 Death Benefit is equal to:
     . the largest policy value on the policy date or on any monthly anniversary prior to the earlier of the annuitant's date of death or the annuitant's 81/st/ birthday; plus
     . any premium payments subsequent to the date of any monthly anniversary with the largest policy value; minus any adjusted partial surrenders subsequent to the date of the monthly anniversary with the largest policy value.

The Enhanced Death Benefit Option is not available if the anuitant is 81 or older on the policy date. There is an extra charge for this benefit (an extra 0.25% annually).


IF, under all three death benefit options:

 .    the surviving spouse (as beneficiary or sole surviving owner) elects to continue the policy instead of receiving the death benefit; and

 .    the guaranteed minimum death benefit is greater than the policy value;
THEN:
 .    we will increase the policy value to be equal to the guaranteed minimum death benefit. This increase is made only at the time the surviving spouse elects to continue the policy, and the guaranteed minimum death benefit will continue as applicable.

Adjusted Partial Surrender


When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of the surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than total premium payments. We have included a detailed explanation of this adjustment in the SAI. This is referred to as "adjusted partial withdrawal" in your policy.


9.   TAXES

NOTE: Transamerica has prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. Transamerica has included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.


Simply stated, these rules generally provide that you will not be taxed on the earnings, if any, on the money held in your annuity policy until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of policy--qualified or nonqualified (discussed below). You will generally not be taxed on increases in the value of your policy until a distribution occurs--either as a surrender or as annuity payments and tax deferral will not apply.


When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes.

Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following plans:
 .    Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the contract. A Roth IRA also allows individuals to make contributions to the contract, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.
 .    Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the contract on a pre-tax basis.
 .    Corporate Pension and Profit-Sharing Plans and H.R. 10 Plan: Employers and
     self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the contract on a pre-tax basis.
 .    Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the contract.

The policy contains death benefit features that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because the death benefit may exceed this limitation, anyone using the policy in connection with such plans should consult their tax adviser. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit provision, such as the provisions in the contract, comports with IRA qualification requirements.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Surrenders--Qualified Policies

The information herein describing the taxation of nonqualified policies does not apply to qualified policies. There are special rules that govern with respect to qualified policies. Generally, these rules restrict:
 .    the amount that can be contributed to the policy during any year;

 .    the time when amounts can be paid from the policies; and
 .    the amount of any death benefit that may be allowed.


In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policies. We have provided more information in the SAI.

You should consult your legal counsel or tax adviser if you are considering purchasing a policy for use with any retirement plan.

Surrenders--403(b) Policies

The Internal Revenue Code limits surrender from certain 403(b) policies. Surrenders can generally only be made when an owner:
 .    reaches age 59 1/2;
 .    leaves his/her job;
 .    dies;
 .    becomes disabled (as that term is defined in the Internal Revenue Code); or
 .    declares hardship. However, in the case of hardship, the owner can only surrender the premium payments and not any earnings.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity policy. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity policy. These diversification and distribution requirements are discussed in the SAI. Transamerica may modify the policy to attempt to maintain favorable tax treatment.

Surrenders--Nonqualified Policies


If you make a surrender (including Systematic Payouts) from a nonqualified policy before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your premium payments. When you make a surrender you are taxed on the amount of the surrender that is earnings. (The excess interest adjustment resulting from the surrender may affect the amount on which you are taxed. You should consult a tax adviser if a surrender results in an excess interest adjustment.) If you make a full surrender, you are generally taxed on the amount that your surrender proceeds exceeds the "investment in the contract,", which is generally your premiums paid (adjusted for any prior surrenders or portions thereof that were not taxable). Different rules apply for annuity payments. See "Annuity Payments" below.

The Internal Revenue Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty tax. They include any amounts:

 .    paid on or after the taxpayer reaches age 59 1/2;
 .    paid after an owner dies;
 .    paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);
 .    paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
 .    paid under an immediate annuity; or
 .    which come from premium payments made prior to August 14, 1982.

All non-qualified deferred annuity policies that are issued by Transamerica (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distributions occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient:
 .    if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or
 .    if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:
 .    Fixed payments--by dividing the "investment in the contract" on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

 .    Variable payments--by dividing the "investment in the contract" on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is includable in gross income. If you select more than one annuity payment option, special rules govern the allocation of the policy's entire "investment in the contract" to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.


If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the "investment in the contract" as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction for your last taxable year.

It is unclear whether stabilized annuity payments under the Managed Annuity Program or the Initial Payment Guarantee should be treated as fixed annuity payments or variable annuity payments for federal income tax purposes. You should consult a tax adviser on this issue.


Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations


The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.


Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. You should consult a tax adviser with respect to legal developments and their effect on the policy.

Separate Account Charges


It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium Death Benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with the Beneficiary Earnings Enhancement as a taxable withdrawal, which might also be subject to a tax penalty if the withdrawal occurs prior to age 59 1/2. Although we do not believe that the fees associated with the Beneficiary Earnings Enhancement or any other optional benefit provided under the policy should be treated as taxable surrenders, we advise that you consult your tax advisor prior to selecting any optional benefit under the policy.


10.  ADDITIONAL FEATURES


Systematic Payout Option
------------------------

You can select at any time (during the accumulation phase) to receive regular payments from your policy by using the Systematic Payout Option. Under this option, you can receive up to 10% (annually) of your policy's value free of surrender charges. Payments can be made monthly, quarterly, semi-annually, or annually. Each payment must be at least $50, and cannot exceed 10% of the policy value, at the time a Systematic Payout Option payment is made, divided by the number of payments per year. Monthly and quarterly payments must be made by electronic funds transfer directly to your checking or savings account. There is no charge for this benefit.

Family Income Protector

The feature formerly known as the Family Income Protector is now known as the Managed Annuity Program. See the details below. Please note that if you upgrade your minimum annuitization value under the Family Income Protector, you will receive the Managed Annuity Program.

Managed Annuity Program

The optional "Managed Annuity Program" assures you of a minimum level of income in the future by guaranteeing a minimum income base (discussed below). You may elect to purchase this benefit, which provides a minimum amount you will have to apply to a Managed Annuity Program payment option. The Managed Annuity Program also guarantees a minimum amount for those payments once you begin to receive them. By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options. The Managed Annuity Program will not be issued if you are age 91 or older (earlier, if required by state law). You also have the option to upgrade your minimum income base.

You can annuitize under the Managed Annuity Program (subject to the conditions described below) at the greater of the adjusted policy value or the minimum income base.

Minimum Income Base. The minimum income base on the rider date (i.e., the date
-------------------
the rider is added to the policy) is the policy value. After the rider date, the minimum income base is:
 .    the minimum income base on the rider date; plus
 .    any subsequent premium payments; minus
 .    any subsequent surrenders;
 .    each of which is accumulated at the annual growth rate from the date of each transaction; minus
 .    any premium taxes.

The annual growth rate is currently 6% per year. Once the rider is added to your policy, the annual growth rate will not vary during the life of that rider. Surrenders may reduce the minimum income base on a basis greater than dollar-for-dollar. See the SAI for more information.


The minimum income base may only be used to annuitize using the Managed Annuity Program payment options and may not be used with any other annuity payment options. The Managed Annuity Program payment options are:
 .    Life Income--An election may be made for "No Period Certain" or "10 Years
     Certain". In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.
 .    Joint and Full Survivor--An election may be made for "No Period Certain" or
     "10 Years Certain". Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

NOTE CAREFULLY:

IF:
 .    You choose Life Income with No Period Certain or Joint and Full Survivor with No Period Certain; and
 .    The annuitant dies before the due date of the second (third, fourth, etc.)
     annuity payment;
THEN:
 .    We will make only one (two, three, etc.) annuity payments.

IF:
 .    You annuitize using the Managed Annuity Program before the 10/th/ rider anniversary;
THEN:
 .    the first payment will be calculated with an annuity factor age adjustment.
     See "Annuity Factor Age Adjustment" below.

Annuity Factor Age Adjustment. If you annuitize using the Managed Annuity
-----------------------------
Program before the 10/th/ rider anniversary, the first payment will be calculated with an annuity factor age adjustment which subtracts up to 10 years from your age. This results in all payments being lower than if an annuity factor age adjustment was not used. See the SAI for information concerning the calculation of the initial payment. If you are over 84 when you elect the rider or upgrade your minimum income base (earlier if required by state law), you will be subject to an annuity factor age adjustment if you annuitize under this rider. The age adjustment is as follows:

-------------------------- -----------------------------
     Number of Years             Age Adjustment:
        Since the           Number of Years Subtracted
       Rider Date                 from Your Age
-------------------------- -----------------------------
          0-1                          10
------------------------- -----------------------------
          1-2                           9
------------------------- -----------------------------
          2-3                           8
------------------------- -----------------------------
          3-4                           7
------------------------- -----------------------------
          4-5                           6
------------------------- -----------------------------
          5-6                           5
------------------------- -----------------------------
          6-7                           4
------------------------- -----------------------------
          7-8                           3
------------------------- -----------------------------
          8-9                           2
------------------------- -----------------------------
          9-10                          1
------------------------- -----------------------------
           *10                          0
------------------------- -----------------------------

Managed Annuity Program Annuity Payments. The minimum income base is used solely
----------------------------------------
to calculate the Managed Annuity Program annuity payments and does not establish or guarantee a policy value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial criteria (such as the use of a 3% assumed investment return, or "AIR," to calculate the first annuity payment, which results in a lower dollar amount for that payment than would result from using the 5.0% AIR that is used with the regular annuity payments), the level of lifetime income that it guarantees may be less than the level that would be provided by application of the adjusted policy value at otherwise applicable annuity factors. Therefore, the Managed Annuity Program should be regarded as a safety net. The costs of annuitizing under the Managed Annuity Program includes the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts (which may include an annuity age factor adjustment). These costs should be balanced against the benefits of a minimum payout level.

Moreover, the Initial Payment Guarantee also provides for a minimum payout level, and it uses actuarial criteria (such as a 5.0 % AIR) that provide for higher payment levels for a given policy value than the Managed Annuity Program. You should carefully consider these factors, since electing annuity payments under the Managed Annuity Program will generally be advantageous only when the minimum income base is sufficiently in excess of the adjusted policy value to overcome these disadvantages.

In addition to the annual growth rate, other benefits and fees under the rider (the rider fee, the fee waiver threshold, the guaranteed payment fee, and the annuity factor age adjustment) are also guaranteed not to change after the rider is added. However, all of these benefit specifications may change if you elect to upgrade the minimum income base.

Minimum Income Base Upgrade. You can upgrade your minimum income base to the
---------------------------
policy value after the first rider anniversary and before your 91st birthday (earlier if required by state law). For your convenience, we will put the last date to upgrade on page one of the rider. The policy value used will be the policy value calculated immediately after we receive all necessary information to complete the upgrade.

If you upgrade:
 .    the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees;
 .    the new fees, thresholds and factors may be higher (or lower) than before;
     and
 .    the new annual growth rate may be lower (or higher) than before.

Please note that if you upgrade, you will begin a new annuity factor age adjustment period. It generally will not be to your advantage to upgrade unless your adjusted policy value exceeds your minimum income base on the applicable policy anniversary.

Conditions of Exercise of the Managed Annuity Program. You can only annuitize
-----------------------------------------------------
using the Managed Annuity Program within the 30 days after a policy anniversary after the Managed Annuity Program is elected. You cannot, however, annuitize using the Managed Annuity Program after the policy anniversary after your 94th birthday (earlier if required by state law). For your convenience, we will put the last date to annuitize using the Managed Annuity Program on page one of the rider.

NOTE CAREFULLY:
 .    If you annuitize at any time other than indicated above, you cannot use the
     Managed Annuity Program.
 .    If you annuitize before the 10/th/ rider anniversary there will be an annuity factor age adjustment. See "Annuity Factor Age Adjustment."


*  greater than

Guaranteed Minimum Stabilized Payments. Annuity payments under the Managed
--------------------------------------
Annuity Program are guaranteed to never be less than the initial payment. See the SAI for information concerning the calculation of the initial payment. The payments will also be "stabilized" or held constant during each policy year.

During the first policy year after annuitizing using the Managed Annuity Program, each stabilized payment will equal the initial payment. On each policy anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that policy year. The stabilized payment on each policy anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. See the SAI for additional information concerning stabilized payments.

Managed Annuity Program Fee. A rider fee, currently 0.45% of the minimum income
---------------------------
base on the rider anniversary, is charged annually prior to annuitization. We will also charge this fee if you take a complete surrender. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment option. This fee is deducted even if the adjusted policy value exceeds the minimum income base.

The rider fee on any given rider anniversary will be waived if the policy value exceeds the fee waiver threshold. The fee waiver threshold currently is two times the minimum income base. We may change this threshold in the future.

Guaranteed Payment Fee. A guaranteed payment fee, currently equal to an
----------------------
effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the Managed Annuity Program, in addition to the policy mortality and expense risk fee and administrative charge. The guaranteed payment fee is included on page one of the rider.

Termination. The Managed Annuity Program will terminate upon the earliest of the
-----------
following:

 .    the date we receive written notice from you requesting termination of the
     Managed Annuity Program (you may not terminate the rider before the first rider anniversary);
 .    annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum income base under the Managed Annuity Program);
 .    upgrade of the minimum income base (although a new rider will be issued);
 .    termination of your policy; or
 .    30 days after the policy anniversary after your 94th birthday (earlier if required by state law).

The Managed Annuity Program described above uses a 3.0% AIR to calculate the first payment. Therefore, for a given dollar amount of policy value applied to an annuity payment option, the initial payment will be lower with the Managed Annuity Program than with the Initial Payment Guarantee.

The Managed Annuity Program may vary by state and may not be available in all states.

For policies sold in New Jersey, certain provisions of the Managed Annuity Program differ from the above description. New Jersey residents should see the separate supplement describing the Managed Annuity Program for New Jersey.


Liquidity Rider


The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.

Surrender Schedule. The following schedule shows the surrender charges that apply if the Liquidity Rider is elected:



  -------------------------- -------------------------
    Number of Years Since        Surrender Charge
    Premium Payment Date       (as a percentage of
                               premium surrendered)
  -------------------------- -------------------------
          0 - 1                       6%
          1 - 2                       6%
          2 - 3                       6%
          3 or more                   0%
  -------------------------- -------------------------

Rider Fee. A daily rider fee equal to an effective annual rate of 0.50% of the
---------
daily net asset value in the separate account is deducted in calculating the accumulation unit values. The rider fee is only charged for the first three policy years.

Accumulation Unit Values. After the end of the first three policy years, the
------------------------
0.50% charge for the Liquidity Rider will no longer be assessed. We intend to administer the removal of the 0.50% charge by changing to a different class of accumulation units. This will result in adjusting the number of units and adjusting the unit value of the subaccounts in which you were invested at the end of the third policy year. The elimination of the 0.50% charge and the adjustment in the number of units and unit values will not affect policy values.

Termination.  The rider is irrevocable.
------------

The Liquidity Rider may vary by state and may not be available in all states.

Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee at the time you annuitize your policy. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

With the Initial Payment Guarantee, you receive stabilized annuity payments that are guaranteed to never be less than a percentage (currently 80%) of the initial payment (i.e., the guaranteed payment). Once the rider is added, the guaranteed payment will not change during the life of the rider.

Rider Fee. There is a charge for the Initial Payment Guarantee, which is in
---------
addition to the base product mortality and expense risk fee charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is reflected in the calculation of the annuity unit values.

The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.

Other Terms and Conditions. You may purchase the Initial Payment Guarantee only
--------------------------
at the time you annuitize your policy. You cannot delete this payment guarantee (or eliminate the charge for it) after you have selected this option.

The Initial Payment Guarantee uses a 5.0% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5.0%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the assumed investment return, and decrease if actual performance (net of fees and expenses) is below the AIR (but not below the guaranteed level).

Termination. The Initial Payment Guarantee is irrevocable.
-----------

The Initial Payment Guarantee may vary by state and may not be available in all states.

Beneficiary Earnings Enhancement

The optional "Beneficiary Earnings Enhancement" pays an additional death benefit amount (based on earnings since the rider was issued) when a death benefit is payable under your policy, in certain circumstances. No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable under the policy, and (c) there are rider earnings when the death benefit is calculated. The Beneficiary Earnings Enhancement is available for issue ages through age 80.

Beneficiary Earnings Enhancement Amount. The Beneficiary Earnings Enhancement is
---------------------------------------
only payable if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Beneficiary Earnings Enhancement is equal to:
 . the Beneficiary Earnings Enhancement factor (see below) multiplied by . the rider earnings on the date the death benefit is calculated.

Rider earnings equal:
 .    the policy death benefit; minus
 .    policy value on the rider date; minus
 .    premium payments after the rider date; plus
 .    surrenders after the rider date that exceed the rider earnings on the date of the surrender.

No benefit is payable under the Beneficiary Earnings Enhancement if there are no rider earnings on the date the death benefit is calculated.

If you purchase your policy as part of a 1035 exchange or add the Beneficiary Earnings Enhancement after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Beneficiary Earnings Enhancement is added to your policy.

The Beneficiary Earnings Enhancement factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80.

For purposes of computing taxable gains, both the death benefit payable under the policy and the Beneficiary Earnings Enhancement will be considered.

Please see the SAI for an example which illustrates the Beneficiary Earnings Enhancement payable as well as the effect of a partial surrender on the Beneficiary Earnings Enhancement.

Spousal Continuation. If a spouse elects to continue the policy instead of
--------------------
receiving a death benefit and Beneficiary Earnings Enhancement, the spouse has the following options:
 .    Continue the policy and receive a one-time policy value increase equal to the Beneficiary Earnings Enhancement. At this time the rider would terminate. The spouse would have the option of immediately re-electing the rider as long as he or she is under the age of 81, however, it would only cover gains from the time of such election going forward; or
 .    Continue the policy without the one-time policy value increase and continue the rider as is. When the next death benefit is payable, the rider will pay the Beneficiary Earnings Enhancement based on gains since the rider was issued, not just since the time of the first death. If the rider is terminated prior to this death, no Beneficiary Earnings Enhancement is payable.

Rider Fee. A rider fee, currently 0.25% of the policy value, is deducted
---------
annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the Beneficiary Earnings Enhancement would not pay any benefits because there are no rider earnings.

Termination.  The rider will remain in effect until:
-----------
 .    you cancel it by notifying our service center in writing,
 .    the policy is annuitized or surrendered, or
 .    the Beneficiary Earnings Enhancement is paid or added to the policy value under a spousal continuation.

Once terminated, the Beneficiary Earnings Enhancement may be re-elected; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans. Consult a tax adviser before electing this rider.

The Beneficiary Earnings Enhancement may vary by state and may not be available in all states

Beneficiary Earnings Enhancement - Extra

The optional Beneficiary Earnings Enhancement - Extra pays an additional death benefit amount when a death benefit is payable under your policy, in certain circumstances. The Beneficiary Earnings Enhancement - Extra is available for issue ages through age 75.

Additional Death Benefit Amount. The additional death benefit is only payable if
-------------------------------
you elected the rider five years prior to the death triggering the payment of the policy death benefit, and a death benefit is payable under the policy. If a death benefit is payable before the end of the fifth year, all rider fees paid since the rider date will be refunded. After the fifth year, the additional death benefit is equal to:

 .   initial death benefit option 40% for issues ages through age 70 and 25% for ages 71-75) multiplied by the sum of:
    [X]  future growth (see below); and
    [X] the initial death benefit option multiplied by the policy death benefit on the rider date, minus surrenders after the rider date that exceed future growth on the date of surrender.

Future growth equals:
 .   the policy death benefit payable; minus
 .   the death benefit on the rider date; minus
 .   premium payments after the rider date; plus
 .   surrenders after the rider date that exceed the future growth on the date of the surrender.

No benefit is payable under the Beneficiary Earnings Enhancement - Extra if the policy death benefit payable is less than one minus the initial death benefit option, multiplied by the death benefit at the time the rider was added (adjusted for surrenders after the rider date).

Please see the SAI for an example which illustrates the additional death benefit payable as well as the effect of a partial surrender on the additional death benefit.

Spousal Continuation. If a spouse elects to continue the policy instead of
--------------------
receiving the death benefit and additional death benefit, they will receive a one-time policy value increase equal to the additional death benefit. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long as they are under the age of 76.

Rider Fee. A rider fee, 0.50% of the policy value for the 50% initial death
---------
benefit option and 0.60% of the policy value for the 75% initial death benefit option, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the rider would not pay any benefits.

Termination.  The rider will remain in effect until:
-----------
 .   you cancel it by notifying our service center in writing,
 .   the policy is annuitized or surrendered, or
 .   the additional death benefit is paid or added to the policy value under a spousal continuation.

Once terminated, the Beneficiary Earnings Enhancement - Extra may not be re-elected for one year.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans. Consult a tax adviser before electing this rider. For purposes of computing taxable gains, both the death benefit payable under the policy and the additional death benefit will be considered.

The Beneficiary Earnings Enhancement - Extra may vary by state and may not be available in all states.


Nursing Care and Terminal Condition Withdrawal Option

No surrender charges or excess interest adjustment will apply if you make a surrender under certain circumstances, after you or your spouse has been:
 .   confined in a hospital or nursing facility for 30 days in a row; or
 .   diagnosed with a terminal condition (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the accumulation phase) and there is no charge for this benefit.


This benefit may vary by state and may not be available in all states.

Unemployment Waiver

No surrender charges or excess interest adjustment will apply to surrenders after you or your spouse become unemployed in certain circumstances, because you were terminated or laid off or otherwise lost your job involuntarily. In order to qualify, you (or your spouse, whichever is applicable) must have been:
 .   employed full time for at least two years prior to becoming unemployed;
 .   employed full time on the policy date;

 .   unemployed for at least 60 days in a row at the time of your surrender;
 .   must have a minimum cash value at the time of surrender of $5,000; and
 .   you (or your spouse) must be receiving unemployment benefits.


You must provide written proof from your State's Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender. This benefit may not be available in all states.

You may select this benefit at any time (during the accumulation phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person.


This benefit may vary by state and may not be available in all states.


Telephone Transactions

You may make transfers and change the allocation of additional premium payments by telephone IF:
 .   you select the "Telephone Transfer/Reallocation Authorization" box in the
    policy application or enrollment information; or
 .   you later complete an authorization form.

You will be required to provide certain information for identification purposes when requesting a transaction by the telephone and we may record your telephone call. Transamerica may also require written confirmation of your request. Transamerica will not be liable for following telephone requests that it believes are genuine. Transamerica reserves the right to revoke your telephone transaction privileges at any time without revoking all owners' telephone transfer privileges.

Telephone requests must be received while the New York Stock Exchange is open to get same-day pricing of the transaction. We may discontinue this option at any time.

We may deny telephone transaction privileges to market timers.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or lines available, to take your call.


Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically transfer money (policy value) from certain investment options into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging.

Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high. It does not guarantee profits or assure that you will not experience a loss. You should consider your ability to continue the Dollar Cost Averaging program during all economic conditions.

There are two Dollar Cost Averaging programs available under your policy:
Traditional and Special.

Traditional Dollar Cost Averaging. During the accumulation phase, you may
---------------------------------
instruct us to automatically transfer money from the Traditional Dollar Cost Averaging fixed account option or the money market subaccount, into one or more variable subaccounts in the allocations you specified. You may specify the dollar amount to be transferred either monthly or quarterly; however, each transfer must be at least $500. A minimum of 6 monthly or 4 quarterly transfers are required and a maximum of 24 monthly or 8 quarterly transfers are allowed. Transfers will begin as soon as the program is started.


NOTE CAREFULLY:


 .   If you attempt to begin a Traditional Dollar Cost Averaging program with less than the necessary minimum amount, no transfers will be made and any amount allocated to that program will remain where it is at until the minimum amount is reached or you transfer the funds out.
 .   If you specify the number of transfers, up to two additional transfers may be necessary to complete a Traditional Dollar Cost Averaging program.

Special Dollar Cost Averaging. During the accumulation phase, you may elect to
-----------------------------
allocate premium payments to either the six or twelve month special Dollar Cost Averaging accounts of the fixed account. Amounts will then be transferred from the special Dollar Cost Averaging account to the variable subaccounts on a monthly basis for six or twelve months (depending on the option you select) in the allocations you specified. Each transfer must be at least $500.

Both Dollar Cost Averaging Programs. If you elect Dollar Cost Averaging and have
-----------------------------------
multiple sources funding your policy, the Dollar Cost Averaging program will begin with the first money received. As the money from the other sources is received, the amount of the Dollar Cost Averaging transfers will increase but the length of the program will not. If some of the money from the other sources is not received before the Dollar Cost Averaging program has ended, a new Dollar Cost Averaging program will start when we receive the money (assuming it meets the minimum Dollar Cost Averaging requirements).

If you make additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase but the length of the program will not. If additional premium is received after a Dollar Cost Averaging program is completed, absent new instructions to the contrary:
 .   a new Dollar Cost Averaging program will be started using the previous instructions; or
 .   if the additional premium does not meet the minimum requirements to start a new Dollar Cost Averaging program, then the additional premium will be allocated as identified in the previous Dollar Cost Averaging program.


NOTE CAREFULLY:


 .   If we do not receive all necessary information to begin a Special Dollar
    Cost Averaging program within 30 days of allocating premium to the program, that premium will be transferred to the Traditional Dollar Cost Averaging fixed account.

If you discontinue a Dollar Cost Averaging program before its completion, then the interest credited on amounts in the Dollar Cost Averaging fixed account may be adjusted downward, but not below the minimum guaranteed effective annual interest rate of 3%.

The Dollar Cost Averaging Program may vary by state and may not be available in all states. See your policy for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time free of charge. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.


11. OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing. An ownership change may be a taxable event.

Assignment

You can also assign the policy anytime during your lifetime. Transamerica will not be bound by the assignment until we receive written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the policy before we receive notice of the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.

Transamerica Life Insurance Company

Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. Transamerica is a wholly-owned indirect subsidiary of

AEGON USA, Inc. which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA, Inc., is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Transamerica is licensed in all states except New York, the District of Columbia and Guam.



All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of Transamerica.

The Separate Account


Transamerica established a separate account, called the Retirement Builder Variable Annuity, under the laws of the State of Iowa on March 29, 2001. The separate account receives and invests the premium payments that are allocated to the separate account for investment in shares of the underlying fund portfolios.


The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or Transamerica. Income, gains, and losses, whether or not realized, from assets allocated to the separate account are, in accordance with the policies, credited or charged against the separate account without regard to Transamerica's other income, gains or losses.


The assets of the separate account are held in Transamerica's name on behalf of the separate account and belong to Transamerica. However, those assets that underlie the policy are not chargeable with liabilities arising out of any other business Transamerica may conduct. The separate account may include other subaccounts that are not available under these policies.


Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying funds. The underlying funds are not limited to selling their shares to this separate account and can accept investments from any separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering variable annuity products of Transamerica, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including Transamerica, agree to take any necessary steps to resolve the matter. This includes removing their separate accounts from the underlying funds. See the prospectuses for the underlying funds for more details.

Exchanges and Reinstatements


You can generally exchange one annuity policy for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity and there will be a new surrender charge period and other charges may be higher (or lower) and the benefits may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).


You may exchange your policy for one issued by another life insurance company. You may also request us to reinstate your policy after such an exchange by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights


Transamerica will vote all shares of the underlying funds held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.


Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Distributor of the Policies


AFSG Securities Corporation is the principal underwriter of the policies. Like Transamerica, it is a wholly-owned indirect subsidiary of AEGON USA, Inc. It is located at 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. AFSG Securities Corporation is registered as a broker/dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. ("NASD"). It was incorporated in Pennsylvania on March 12, 1986.

Commissions of up to 6% of premium payments will be paid to broker/dealers who sell the policies under agreements with AFSG Securities Corporation. These commissions are not deducted from premium payments. In addition, certain production, persistency and managerial bonuses may be paid. Transamerica may also pay compensation to banks and other financial institutions for their services in connection with the sale and servicing of the policies.


To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker/dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

Transamerica intends to recoup commissions and other sales expenses primarily, but not exclusively, through:
 .   The administrative charge;
 .   The surrender charge;
 .   The mortality and expense risk fee;
 .   Revenues, if any, that Transamerica receives from the underlying portfolios or their managers; and
 .   Investment earnings on amounts allocated to the fixed account.

Commissions paid on the policy, including other incentives or payments, are not charged to the policy owners or the separate account.

Pending regulatory approvals, Transamerica intends to distribute the policy in all states, except New York, and in certain possessions and territories.

IMSA

Transamerica is a member of the Insurance Marketplace Standards Association
(IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance and annuity products. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the account are subject. Transamerica, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Transamerica believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account or Transamerica.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION



Glossary of Terms
The Policy-General Provisions
Certain Federal Income Tax Consequences
Investment Experience
Managed Annuity Program-Additional Information
Beneficiary Earnings Enhancement-Additional Information
Beneficiary Earnings Enhancement-Extra-Additional Information
Historical Performance Data
Published Ratings
State Regulation of Transamerica
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Legal Matters
Independent Auditors
Other Information
Financial Statements

                                  APPENDIX A

                        CONDENSED FINANCIAL INFORMATION
                (For policies purchased on or after May 2, 2002)

The "Annual Step-Up Death Benefit" with Total Separate Account Annual Expenses of 1.40%, and the "Enhanced Death Benefit" with Total Separate Account Annual Expenses of 1.50%, were not offered as of December 31, 2001, therefore, condensed financial data is not available that reflects those death benefits.

                        CONDENSED FINANCIAL INFORMATION
                 (For policies purchased prior to May 1, 2002)

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

    5% Annually Compounding Death Benefit or Annual Step-Up Death Benefit*
                (Total Separate Account Annual Expenses: 1.40%)




------------------------------------------------------------------------------------------------------------------------------------
                                                               Accumulation Unit      Accumulation Unit          Number of
                                                                    Value                  Value               Accumulation
   Subaccount                                               at Beginning of Year      at End of Year       Units at End of Year
-----------------------------------------------------------------------------------------------------------------------------------
   AIM V.I. Capital Appreciation Fund
   2001....................................................       $1.554028
   2000/(3)/...............................................       $1.000000              $1.554028               70,232.080
----------------------------------------------------------------------------------------------------------------------------------
   AIM V.I. Growth and Income Fund
   2001...................................................        $1.410847
   2000...................................................        $1.671780              $1.410847            2,586,628.266
   1999...................................................        $1.260851              $1.671780            1,394,637.971
   1998/(1)/..............................................        $1.086034              $1.260851                4,908.801
----------------------------------------------------------------------------------------------------------------------------------
   AIM V.I. International Equity Fund
   2001...................................................        $1.199492
   2000...................................................        $1.650174              $1.199492              775,656.649
   1999...................................................        $1.077586              $1.650174              127,260.241
   1998/(1)/..............................................        $1.000000              $1.077586               14,039.712
----------------------------------------------------------------------------------------------------------------------------------
   AIM V.I. Value Fund
   2001...................................................        $1.369684
   2000...................................................        $1.624758              $1.369684            5,634,834.229
   1999...................................................        $1.266642              $1.624758            2,833,844.055
   1998/(1)/..............................................        $1.083189              $1.266642               90,487.213
----------------------------------------------------------------------------------------------------------------------------------
   AIM V.I. Dent Demographics Trends Fund
   2001...................................................        $0.781444
   2000/(3)/..............................................        $1.000000              $0.781444              288,892.492
----------------------------------------------------------------------------------------------------------------------------------
   Alliance Premier Growth - Class B
   2001/(4)/..............................................
----------------------------------------------------------------------------------------------------------------------------------
   Alliance Technology - Class B
   2001/(4)/..............................................
----------------------------------------------------------------------------------------------------------------------------------
   Davis Value
   2001...................................................        $0.982447
   2000/(3)/..............................................        $1.000000              $0.982447               97,909.365
----------------------------------------------------------------------------------------------------------------------------------
   Evergreen VA Fund
   2001...................................................        $1.186917
   2000...................................................        $1.365381              $1.186917              329,155.677
   1999...................................................        $1.123643              $1.365381              171,468.896
   1998/(1)/..............................................        $1.000000              $1.123643               24,377.368
----------------------------------------------------------------------------------------------------------------------------------

    5% Annually Compounding Death Benefit or Annual Step-Up Death Benefit*
                (Total Separate Account Annual Expenses: 1.40%)
                               continued.......

----------------------------------------------------------------------------------------------------------------------------------
                                                              Accumulation Unit      Accumulation Unit          Number of
                                                                    Value                  Value               Accumulation
   Subaccount                                               at Beginning of Year      at End of Year       Units at End of Year
----------------------------------------------------------------------------------------------------------------------------------
   Evergreen VA Foundation Fund
   2001...............................................            $1.094433
   2000...............................................            $1.165505              $1.094433            4,503,157.526
   1999...............................................            $1.066605              $1.165505            2,531,434.571
   1998/(1)/..........................................            $1.000000              $1.066605               60,151.622
----------------------------------------------------------------------------------------------------------------------------------
   Evergreen VA Global Leaders Fund
   2001...............................................            $1.044776
   2000...............................................            $1.158565              $1.044776              444,144.049
   1999/(2)/..........................................            $1.000000              $1.158565              153,400.950
----------------------------------------------------------------------------------------------------------------------------------
   Evergreen VA Growth and Income Fund
   2001...............................................            $1.242876
   2000...............................................            $1.262163              $1.242876              546,340.883
   1999...............................................            $1.077823              $1.262163              409,988.014
   1998/(1)/..........................................            $1.000000              $1.077823               99,286.054
----------------------------------------------------------------------------------------------------------------------------------
   Evergreen VA Blue Chip Fund
   2001/(4)/..........................................
----------------------------------------------------------------------------------------------------------------------------------
   Evergreen VA International Growth Fund
   2001...............................................            $1.264013
   2000...............................................            $1.347956              $1.264013               81,218.224
   1999/(2)/..........................................            $1.000000              $1.347956                  997.750
----------------------------------------------------------------------------------------------------------------------------------
   Evergreen VA Omega Fund
   2001/(4)/..........................................
----------------------------------------------------------------------------------------------------------------------------------
   Evergreen VA Capital Growth Fund
   2001...............................................            $1.125559
   2000...............................................            $0.968280              $1.125559              399,642.256
   1999/(2)/..........................................            $1.000000              $0.968280              211,661.420
----------------------------------------------------------------------------------------------------------------------------------
   Evergreen VA Growth Fund
   2001...............................................            $1.519206
   2000...............................................            $1.358002              $1.519206              148,234.447
   1999/(2)/..........................................            $1.000000              $1.358002               64,450.995
----------------------------------------------------------------------------------------------------------------------------------
   Evergreen VA High Income Fund
   2001...............................................            $1.039700
   2000...............................................            $1.039068              $1.039700               55,976.784
   1999/(2)/..........................................            $1.000000              $1.039068               39,367.491
----------------------------------------------------------------------------------------------------------------------------------
   Federated American Leaders Fund II
   2001...............................................            $1.038363
   2000/(3)/..........................................            $1.000000              $1.038363               30,459.737
----------------------------------------------------------------------------------------------------------------------------------
   Federated High Income Bond Fund II
   2001...............................................            $0.956867
   2000...............................................            $1.064849              $0.956867            1,576,288.286
   1999...............................................            $1.053867              $1.064849            1,415,579.765
   1998/(1)/..........................................            $1.000000              $1.053867               26,497.028
----------------------------------------------------------------------------------------------------------------------------------
   Franklin Small Cap Fund - Class 2
   2001...............................................            $1.333244
   2000...............................................            $1.617750              $1.333244              933,546.385
   1999/(2)/..........................................            $1.000000              $1.617750               90,047.993
----------------------------------------------------------------------------------------------------------------------------------

    5% Annually Compounding Death Benefit or Annual Step-Up Death Benefit*
                (Total Separate Account Annual Expenses: 1.40%)
                               continued.......

----------------------------------------------------------------------------------------------------------------------------------
                                                              Accumulation Unit      Accumulation Unit          Number of
                                                                    Value                  Value               Accumulation
   Subaccount                                               at Beginning of Year      at End of Year       Units at End of Year
----------------------------------------------------------------------------------------------------------------------------------
   Templeton Global Asset Allocation Fund - Class 2
   2001...............................................            $1.072117
   2000...............................................            $1.085065              $1.072117              138,902.166
   1999/(2)/..........................................            $1.000000              $1.085065               80,830.337
----------------------------------------------------------------------------------------------------------------------------------
   Templeton Foreign Securities Fund - Class 2
   2001...............................................            $1.074271
   2000...............................................            $1.114141              $1.074271              444,189.505
   1999/(2)/..........................................            $1.000000              $1.114141               90,499.960
----------------------------------------------------------------------------------------------------------------------------------
   Templeton Developing Markets Securities Fund -
   Class 2
   2001...............................................            $0.801409
   2000/(3)/..........................................            $1.000000              $0.801409               11,721.961
----------------------------------------------------------------------------------------------------------------------------------
   MFS Emerging Growth Series
   2001...............................................            $1.755130
   2000...............................................            $2.210407              $1.755130            2,206,909.242
   1999...............................................            $1.266452              $2.210407              904,988.039
   1998/(1)/..........................................            $1.023216              $1.266452               53,172.589
----------------------------------------------------------------------------------------------------------------------------------
   MFS Research Series
   2001...............................................            $1.396271
   2000...............................................            $1.485750              $1.396271            1,722,579.045
   1999...............................................            $1.212676              $1.485750            1,146,554.165
   1998/(1)/..........................................            $1.056392              $1.212676               31,821.450
----------------------------------------------------------------------------------------------------------------------------------
   MFS Total Return Series
   2001...............................................            $1.255866
   2000...............................................            $1.095980              $1.255866            1,376,569.223
   1999...............................................            $1.076484              $1.095980              975,006.756
   1998/(1)/..........................................            $1.025771              $1.076484                97,238.01
----------------------------------------------------------------------------------------------------------------------------------
   MFS Utilities Series
   2001...............................................            $1.498031
   2000...............................................            $1.416577              $1.498031            1,641,126.921
   1999/(2)/..........................................            $1.000000              $1.416577              333,234.967
----------------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Capital Appreciation Fund/VA
   2001...............................................            $1.742076
   2000...............................................            $1.767873              $1.742076            2,060,439.388
   1999...............................................            $1.263592              $1.767873            1,048,763.736
   1998/(1)/..........................................            $1.084275              $1.263592                2,801.984
----------------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Main Street Growth & Income
     Fund/VA
   2001...............................................            $1.287837
   2000/(3)/..........................................            $1.000000              $1.287837              249,906.939
----------------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Multiple Strategies Fund/VA
   2001...............................................            $1.232811
   2000...............................................            $1.172691              $1.232811              747,623.711
   1999...............................................            $1.062052              $1.172691              623,644.728
   1998/(1)/..........................................            $1.000000              $1.062052              110,363.654
----------------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Strategic Bond Fund/VA
   2001...............................................            $1.044650
   2000...............................................            $1.030527              $1.044650            1,244,072.769
   1999...............................................            $1.014714              $1.030527            1,178,165.433
   1998/(1)/..........................................            $0.989048              $1.014714               11,646.573
----------------------------------------------------------------------------------------------------------------------------------

    5% Annually Compounding Death Benefit or Annual Step-Up Death Benefit*
                (Total Separate Account Annual Expenses: 1.40%)
                               continued.......

----------------------------------------------------------------------------------------------------------------------------------
                                                              Accumulation Unit      Accumulation Unit          Number of
                                                                    Value                  Value               Accumulation
   Subaccount                                               at Beginning of Year      at End of Year       Units at End of Year
----------------------------------------------------------------------------------------------------------------------------------
   Putnam VT Global Growth Fund - Class IB Shares
   2001...............................................            $1.313877
   2000...............................................            $1.893641              $1.313877             1,297,847.158
   1999...............................................            $1.165076              $1.893641               424,898.296
   1998/(1)/..........................................            $1.000000              $1.165076                14,249.515
----------------------------------------------------------------------------------------------------------------------------------
   Putnam VT Growth and Income Fund -
     Class IB Shares
   2001...............................................            $1.080751
   2000/(3)/..........................................            $1.000000              $1.080751                55,526.790
----------------------------------------------------------------------------------------------------------------------------------
   Putnam VT Growth Opportunities Fund -
       Class IB Shares
   2001...............................................            $0.726127
   2000/(3)/..........................................            $1.000000              $0.726127               358,571.482
----------------------------------------------------------------------------------------------------------------------------------
   Putnam VT Money Market Fund - Class IB Shares
   2001...............................................            $1.087256
   2000...............................................            $1.040234              $1.087256             1,082,175.430
   1999...............................................            $1.00594               $1.040234               402,501.656
   1998/(1)/..........................................            $1.000000              $1.00594                   1,000.00
----------------------------------------------------------------------------------------------------------------------------------
   Putnam VT New Value Fund - Class IB Shares
   2001...............................................            $1.297787
   2000...............................................            $1.073725              $1.297787               340,306.750
   1999...............................................            $1.084332              $1.073725               231,596.430
   1998/(1)/..........................................            $1.000000              $1.084332                95,008.528
----------------------------------------------------------------------------------------------------------------------------------
   Fidelity - VIP High Income - Service Class
   2001...............................................            $0.900394
   2000...............................................            $1.175901              $0.900394               593,909.234
   1999/(2)/..........................................            $1.000000              $1.175901               264,879.935
----------------------------------------------------------------------------------------------------------------------------------
   Fidelity - VIP Equity-Income - Service Class 2
   2001...............................................            $1.085356
   2000/(3)/..........................................            $1.000000              $1.085356                21,996.326
----------------------------------------------------------------------------------------------------------------------------------
   Fidelity - VIP Growth - Service Class 2
   2001...............................................            $0.846237
   2000/(3)/..........................................            $1.000000              $0.846237               261,594.761
----------------------------------------------------------------------------------------------------------------------------------
   Fidelity - VIP II Index 500 - Initial Class
   2001...............................................            $1.780575
   2000...............................................            $1.987714              $1.780575             2,152,898.133
   1999/(2)/..........................................            $1.000000              $1.987714               922,263.939
----------------------------------------------------------------------------------------------------------------------------------
   Fidelity - VIP II Investment Grade Bond - Initial Class
   2001...............................................            $1.248322
   2000...............................................            $1.136386              $1.248322               763,599.038
   1999/(2)/..........................................            $1.000000              $1.136386               245,256.660
----------------------------------------------------------------------------------------------------------------------------------
   Fidelity - VIP III Growth Opportunities - Service Class
   2001...............................................            $1.275971
   2000...............................................            $1.557744              $1.275971             1,202,930.996
   1999/(2)/..........................................            $1.000000              $1.557744               635,438.753
----------------------------------------------------------------------------------------------------------------------------------

                       Return of Premium Death Benefit*
                (Total Separate Account Annual Expenses: 1.25%)

----------------------------------------------------------------------------------------------------------------------------------
                                                              Accumulation Unit      Accumulation Unit          Number of
                                                                    Value                  Value               Accumulation
   Subaccount                                                at Beginning of Year      at End of Year      Units at End of Year
----------------------------------------------------------------------------------------------------------------------------------
   AIM V.I. Capital Appreciation Fund
   2001...............................................            $1.548873
   2000/(3)/..........................................            $1.000000              $1.548873              458,897.594
----------------------------------------------------------------------------------------------------------------------------------
   AIM V.I. Growth and Income Fund
   2001...............................................            $1.406145
   2000...............................................            $1.668693              $1.406145           12,827,416.397
   1999...............................................            $1.260383              $1.668693            6,521,679.805
   1998/(1)/..........................................            $1.085904              $1.260383              213,324.783
----------------------------------------------------------------------------------------------------------------------------------
   AIM V.I. International Equity Fund
   2001...............................................            $1.195650
   2000...............................................            $1.647309              $1.195650            2,874,867.982
   1999...............................................            $1.077315              $1.647309              974,356.520
   1998/(1)/..........................................            $1.000000              $1.077315               85,589.093
----------------------------------------------------------------------------------------------------------------------------------
   AIM V.I. Value Fund
   2001...............................................            $1.365146
   2000...............................................            $1.621757              $1.365146           26,566,665.643
   1999...............................................            $1.265957              $1.621757           14,061,168.861
   1998/(1)/..........................................            $1.08306               $1.265957              710,879.859
----------------------------------------------------------------------------------------------------------------------------------
   AIM V.I. Dent Demographics Trends Fund
   2001...............................................            $0.780681
   2000/(3)/..........................................            $1.000000              $0.780681            1,172,826.211
----------------------------------------------------------------------------------------------------------------------------------
   Alliance Premier Growth - Class B
   2001/(4)/..........................................
----------------------------------------------------------------------------------------------------------------------------------
   Alliance Technology - Class B
   2001/(4)/..........................................
----------------------------------------------------------------------------------------------------------------------------------
   Davis Value
   2001...............................................            $0.981487
   2000/(3)/..........................................            $1.000000              $0.981487              632,901.912
----------------------------------------------------------------------------------------------------------------------------------
   Evergreen VA Fund
   2001...............................................            $1.183105
   2000...............................................            $1.363015              $1.183105            1,792,332.629
   1999...............................................            $1.12336               $1.363015            1,133,327.786
   1998/(1)/..........................................            $1.000000              $1.12336               176,094.122
----------------------------------------------------------------------------------------------------------------------------------
   Evergreen VA Foundation Fund
   2001...............................................            $1.090926
   2000...............................................            $1.163482              $1.090926           15,592,268.934
   1999...............................................            $1.066334              $1.163482           10,212,042.456
   1998/(1)/..........................................            $1.000000              $1.066334              730,048.182
----------------------------------------------------------------------------------------------------------------------------------
   Evergreen VA Global Leaders Fund
   2001...............................................            $1.042201
   2000...............................................            $1.157425              $1.042201            2,321,650.133
   1999/(2)/..........................................            $1.000000              $1.157425              495,392.640
----------------------------------------------------------------------------------------------------------------------------------
   Evergreen VA Growth and Income Fund
   2001...............................................            $1.238902
   2000...............................................            $1.259978              $1.238902            2,407,199.917
   1999...............................................            $1.077551              $1.259978            1,897,269.471
   1998/(1)/..........................................            $1.000000              $1.077551              423,067.758
----------------------------------------------------------------------------------------------------------------------------------

                       Return of Premium Death Benefit*
                (Total Separate Account Annual Expenses: 1.25%)
                                continued......

----------------------------------------------------------------------------------------------------------------------------------
                                                              Accumulation Unit      Accumulation Unit          Number of
                                                                    Value                  Value               Accumulation
   Subaccount                                                at Beginning of Year      at End of Year      Units at End of Year
----------------------------------------------------------------------------------------------------------------------------------
   Evergreen VA Blue Chip Fund
   2001/(4)/..............................................
----------------------------------------------------------------------------------------------------------------------------------
   Evergreen VA International Growth Fund
   2001...................................................        $1.260910
   2000...................................................        $1.346634              $1.260910             488,111.025
   1999/(2)/..............................................        $1.000000              $1.346634              97,099.617
----------------------------------------------------------------------------------------------------------------------------------
   Evergreen VA Omega Fund
   2001/(4)/..............................................
----------------------------------------------------------------------------------------------------------------------------------
   Evergreen VA Capital Growth Fund
   2001...................................................        $1.22818
   2000...................................................        $0.967344              $1.22818             3,297,066.176
   1999/(2)/..............................................        $1.000000              $0.967344            1,910,289.545
----------------------------------------------------------------------------------------------------------------------------------
   Evergreen VA Growth Fund
   2001...................................................        $1.515453
   2000...................................................        $1.356656              $1.515453            1,034,006.742
   1999/(2)/..............................................        $1.000000              $1.356656             360,299.090
----------------------------------------------------------------------------------------------------------------------------------
   Evergreen VA High Income Fund
   2001...................................................        $1.037494
   2000...................................................        $1.038416              $1.037494             161,016.536
   1999/(2)/..............................................        $1.000000              $1.038416             138,172.993
----------------------------------------------------------------------------------------------------------------------------------
   Federated American Leaders Fund II
   2001...................................................        $1.037340
   2000/(3)/..............................................        $1.000000              $1.037340             368,955.026
----------------------------------------------------------------------------------------------------------------------------------
   Federated High Income Bond Fund II
   2001...................................................        $0.932407
   2000...................................................        $1.039161              $0.932407            5,394,818.345
   1999...................................................        $1.029959              $1.039161            4,889,829.326
   1998/(1)/..............................................        $0.97756               $1.029959             565,655.506
----------------------------------------------------------------------------------------------------------------------------------
   Franklin Small Cap Fund - Class 2
   2001...................................................        $1.329963
   2000...................................................        $1.616150              $1.329963            4,010,035.461
   1999/(2)/..............................................        $1.000000              $1.616150             780,075.201
----------------------------------------------------------------------------------------------------------------------------------
   Templeton Global Asset Allocation Fund - Class 2
   2001...................................................        $1.069484
   2000...................................................        $1.083998              $1.069484             499,506.284
   1999/(2)/..............................................        $1.000000              $1.083998             248,746.829
----------------------------------------------------------------------------------------------------------------------------------
   Templeton Foreign Securities Fund - Class 2
   2001...................................................        $1.071637
   2000...................................................        $1.113051              $1.071637            1,979,094.445
   1999/(2)/..............................................        $1.000000              $1.113051             729,680.581
----------------------------------------------------------------------------------------------------------------------------------
   Templeton Developing Markets Securities Fund - Class 2
   2001...................................................        $0.800623
   2000/(3)/..............................................        $1.000000              $0.800623              19,394.987
----------------------------------------------------------------------------------------------------------------------------------

                       Return of Premium Death Benefit*
                (Total Separate Account Annual Expenses: 1.25%)
                                continued......

----------------------------------------------------------------------------------------------------------------------------------
                                                              Accumulation Unit      Accumulation Unit          Number of
                                                                    Value                  Value               Accumulation
   Subaccount                                                at Beginning of Year      at End of Year      Units at End of Year
----------------------------------------------------------------------------------------------------------------------------------
   MFS Emerging Growth Series
   2001...............................................            $1.749304
   2000...............................................            $2.206323              $1.749304            11,939,502.338
   1999...............................................            $1.265976              $2.206323             5,268,344.689
   1998/(1)/..........................................            $1.023088              $1.265976               370,997.778
----------------------------------------------------------------------------------------------------------------------------------
   MFS Research Series
   2001...............................................            $1.391634
   2000...............................................            $1.482998              $1.391634             8,448,027.676
   1999...............................................            $1.212231              $1.482998             5,446,898.645
   1998/(1)/..........................................            $1.056268              $1.212231               420,718.942
----------------------------------------------------------------------------------------------------------------------------------
   MFS Total Return Series
   2001...............................................            $1.251694
   2000...............................................            $1.093953              $1.251694             6,125,138.173
   1999...............................................            $1.076083              $1.093953             4,709,530.689
   1998/(1)/..........................................            $1.025646              $1.076083               361,289.760
----------------------------------------------------------------------------------------------------------------------------------
   MFS Utilities Series
   2001...............................................            $1.493055
   2000...............................................            $1.413957              $1.493055             6,820,401.291
   1999/(2)/..........................................            $1.000000              $1.413957           $ 1,657,355.059
----------------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Capital Appreciation Fund/VA
   2001...............................................            $1.736299
   2000...............................................            $1.764620              $1.736299             9,265,020.588
   1999...............................................            $1.263125              $1.764620             4,797,474.137
   1998/(1)/..........................................            $1.084144              $1.263125               323,537.371
----------------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Main Street Growth & Income Fund/VA
   2001...............................................            $1.283567
   2000/(3)/..........................................            $1.000000              $1.283567               731,230.202
----------------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Multiple Strategies Fund/VA
   2001...............................................            $1.228870
   2000...............................................            $1.170664              $1.228870             1,928,822.961
   1999...............................................            $1.061787              $1.170664             1,503,090.531
   1998/(1)/..........................................            $1.000000              $1.061787               118,249.261
----------------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Strategic Bond Fund/VA
   2001...............................................            $1.041157
   2000...............................................            $1.028609              $1.041157             4,563,525.355
   1999...............................................            $1.014327              $1.028609             3,502,331.278
   1998/(1)/..........................................            $0.988927              $1.014327               543,298.914
----------------------------------------------------------------------------------------------------------------------------------
   Putnam VT Global Growth Fund - Class IB Shares
   2001...............................................            $1.309667
   2000...............................................            $1.890365              $1.309667             6,137,419.658
   1999...............................................            $1.16479               $1.890365             2,378,366.267
   1998/(1)/..........................................            $1.000000              $1.16479                 58,681.348
----------------------------------------------------------------------------------------------------------------------------------
   Putnam VT Growth and Income Fund - Class IB Shares
   2001...............................................            $1.079699
   2000/(3)/..........................................            $1.000000              $1.079699               220,029.841
----------------------------------------------------------------------------------------------------------------------------------

                       Return of Premium Death Benefit*

                (Total Separate Account Annual Expenses: 1.25%)
                                continued......


----------------------------------------------------------------------------------------------------------------------------------
                                                              Accumulation Unit      Accumulation Unit          Number of
                                                                    Value                  Value               Accumulation
   Subaccount                                                at Beginning of Year      at End of Year      Units at End of Year
----------------------------------------------------------------------------------------------------------------------------------
   Putnam VT Growth Opportunities Fund -
       Class IB Shares
   2001...............................................            $0.725408
   2000/(3)/..........................................            $1.000000              $0.725408            1,356,383.678
----------------------------------------------------------------------------------------------------------------------------------
   Putnam VT Money Market Fund - Class IB Shares
   2001...............................................            $1.083783
   2000...............................................            $1.038440              $1.083783            3,282,716.436
   1999...............................................            $1.00569               $1.038440            2,941,174.912
   1998/(1)/..........................................            $1.000000              $1.00569                78,629.855
----------------------------------------------------------------------------------------------------------------------------------
   Putnam VT New Value Fund - Class IB Shares
   2001...............................................            $1.293634
   2000...............................................            $1.071862              $1.293634            1,552,417.849
   1999...............................................            $1.084061              $1.071862            1,133,575.798
   1998/(1)/..........................................            $1.000000              $1.084061               62,564.405
----------------------------------------------------------------------------------------------------------------------------------
   Fidelity - VIP High Income - Service Class
   2001...............................................            $0.895076
   2000...............................................            $1.170692              $0.895076            1,311,906.355
   1999/(2)/..........................................            $1.000000              $1.170692              615,977.656
----------------------------------------------------------------------------------------------------------------------------------
   Fidelity - VIP Equity-Income - Service Class 2
   2001...............................................            $1.084290
   2000/(3)/..........................................            $1.000000              $1.084290              171,075.872
----------------------------------------------------------------------------------------------------------------------------------
   Fidelity - VIP Growth - Service Class 2
   2001...............................................            $0.845413
   2000/(3)/..........................................            $1.000000              $0.845413            1,094,685.468
----------------------------------------------------------------------------------------------------------------------------------
   Fidelity - VIP II Index 500 - Initial Class
   2001...............................................            $1.770093
   2000...............................................            $1.978931              $1.770093           11,036,845.366
   1999/(2)/..........................................            $1.000000              $1.978931            4,949,460.935
----------------------------------------------------------------------------------------------------------------------------------
   Fidelity - VIP II Investment Grade Bond - Initial Class
   2001...............................................            $1.240959
   2000...............................................            $1.131353              $1.240959            1,968,721.236
   1999/(2)/..........................................            $1.000000              $1.131353              828,979.275
----------------------------------------------------------------------------------------------------------------------------------
   Fidelity - VIP III Growth Opportunities - Service Class
   2001...............................................            $1.269068
   2000...............................................            $1.551609              $1.269068            5,653,717.740
   1999/(2)/..........................................            $1.000000              $1.551609            3,266,566.939
----------------------------------------------------------------------------------------------------------------------------------



/(1)/ Period from October 30, 1998 through December 31, 1998. /(2)/ Period from May 3, 1999 through December 31, 1999. /(3)/ Period from May 1, 2000 through December 31, 2000. /(4)/ Period from January 2, 2001 through December 31, 2001.

* On May 1, 2002, the death benefits available under the policy were changed to (1) Enhanced Death Benefit, (2) Annual Step-Up Death Benefit, and (3) Return of Premium Death Benefit.

                                  APPENDIX B


                          HISTORICAL PERFORMANCE DATA

Standardized Performance Data

Transamerica may advertise historical yields and total returns for the subaccounts of the separate account. These figures are based on historical earnings and will be calculated according to guidelines from the SEC. They do not indicate future performance.

Putnam VT Money Market Fund. The yield of the Putnam VT Money Market Fund
---------------------------
subaccount for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment under a policy in the subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.


Other Subaccounts. The yield of a subaccount of the separate account (other than
-----------------
the Putnam VT Money Market Fund subaccount) for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated each 30-day period over a 12-month period and is shown as a percentage of the investment.


The total return of a subaccount of the separate account refers to return quotations assuming an investment under a policy has been held in the subaccount for various periods of time including a period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5, and 10 years, respectively, the total return for these periods will be provided. The total return quotations for a subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the subaccount to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided.

The yield and total return calculations for a subaccount do not reflect the effect of any premium taxes that may be applicable to a particular policy and they may not reflect the charges for any optional rider. The yield calculations also do not reflect the effect of any surrender charge that may be applicable to a particular policy. To the extent that any or all of a premium tax and/or surrender charge is applicable to a particular policy, or one or more riders are elected, the yield and/or total return of that policy will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the SAI, a copy of which may be obtained from the administrative and service office upon request.

Based on the method of calculation described in the SAI, the average annual total returns for periods from inception of the subaccounts to December 31, 2001, and for the one and five year periods ended December 31, 2001 are shown in Tables 1-A, 1-B and 1-C below. Total returns shown reflect deductions for the mortality and expense risk fee and the administrative charges. Performance figures may reflect the 1.35% mortality and expense risk fee for the Enhanced Death Benefit, the 1.25% mortality and expense risk fee for the Annual Step-Up Death Benefit, or the 1.10% mortality and expense risk fee for the Return of Premium Death Benefit. Standard total return calculations will reflect the effect of surrender charges that may be applicable to a particular period.

---------------------------------------------------------------------------------------------------------------------------------
                                                          TABLE 1 - A
Standard Average Annual Total Returns (Assuming a Surrender Charge and No Managed Annuity Program, Liquidity Rider, Beneficiary
                               Earnings Enhancement, or Beneficiary Earnings Enhancement - Extra)
                                                     Enhanced Death Benefit
                                        (Total Separate Account Annual Expenses: 1.50%)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                               Inception
                                                                         1 Year      5 Year      of the         Subaccount
                                                                         Ended       Ended     Subaccount        Inception
Subaccount                                                              12/31/01    12/31/01   to 12/31/01         Date
---------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund...................................
  AIM V.I. Growth and Income Fund......................................
  AIM V.I. International Equity Fund...................................
  AIM V.I. Value Fund..................................................
  AIM V.I. Dent Demographic Trends Fund/(7)/...........................
  Alliance Premier Growth - Class B....................................
  Alliance Technology - Class B/(8)/ ..................................
  Davis Value/(9)/.....................................................
  Evergreen VA Fund/(10)/ .............................................
  Evergreen VA Foundation Fund.........................................
  Evergreen VA Global Leaders Fund/(10)/...............................
  Evergreen VA Growth and Income Fund/(10)/............................
  Evergreen VA Blue Chip Fund..........................................
  Evergreen VA International Growth Fund/(10)/ ........................
  Evergreen VA Omega Fund..............................................
  Evergreen VA Capital Growth Fund.....................................
  Evergreen VA Growth Fund.............................................
  Evergreen VA High Income Fund/(10)/..................................
  Federated American Leaders Fund II/(11)/.............................
  Federated High Income Bond Fund II/(11)/.............................
  Franklin Small Cap Fund - Class 2/(12)(13)(14)/......................
  Templeton Global Asset Allocation Fund - Class 2/(14)/...............
  Templeton Foreign Securities Fund - Class 2/(14)/....................
  Templeton Developing Markets Securities Fund - Class 2/(14)/ ........
  MFS Emerging Growth Series/(15)/.....................................
  MFS Research Series/(15)/............................................
  MFS Total Return Series/(15)/........................................
  MFS Utilities Series/(15)/...........................................
  Oppenheimer Capital Appreciation Fund/VA.............................
  Oppenheimer Main Street Growth & Income Fund/VA......................
  Oppenheimer Multiple Strategies Fund/VA..............................
  Oppenheimer Strategic Bond Fund/VA...................................
  Putnam VT Global Growth Fund - Class IB Shares/(16)(17)/.............
  Putnam VT Growth and Income Fund - Class IB Shares/(16)(17)/.........
  Putnam VT Growth Opportunities Fund - Class IB Shares/(16)(17)(18)/..
  Putnam VT Money Market Fund - Class IB Shares/(16)(17)/..............
  Putnam VT New Value Fund - Class IB Shares/(16)(17)/.................
  Fidelity - VIP High Income - Service Class...........................
  Fidelity - VIP Equity-Income - Service Class 2/(19)/.................
  Fidelity - VIP Growth - Service Class 2/(19)/........................
  Fidelity - VIP II Index 500 - Initial Class/(20)/....................
  Fidelity - VIP II Investment Grade Bond - Initial Class..............
  Fidelity - VIP III Growth Opportunities - Service Class/(19)/ .......
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                          TABLE 1 - B
Standard Average Annual Total Returns (Assuming a Surrender Charge and No Managed Annuity Program, Liquidity Rider, Beneficiary
                               Earnings Enhancement, or Beneficiary Earnings Enhancement - Extra)
                                                  Annual Step-Up Death Benefit
                                        (Total Separate Account Annual Expenses: 1.40%)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                               Inception
                                                                         1 Year      5 Year      of the         Subaccount
                                                                         Ended       Ended     Subaccount        Inception
Subaccount                                                              12/31/01    12/31/01   to 12/31/01         Date
---------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund...................................
  AIM V.I. Growth and Income Fund......................................
  AIM V.I. International Equity Fund...................................
  AIM V.I. Value Fund..................................................
  AIM V.I. Dent Demographic Trends Fund/(7)/...........................
  Alliance Premier Growth - Class B....................................
  Alliance Technology - Class B/(8)/ ..................................
  Davis Value/(9)/.....................................................
  Evergreen VA Fund/(10)/ .............................................
  Evergreen VA Foundation Fund.........................................
  Evergreen VA Global Leaders Fund/(10)/...............................
  Evergreen VA Growth and Income Fund/(10)/............................
  Evergreen VA Blue Chip Fund..........................................
  Evergreen VA International Growth Fund/(10)/ ........................
  Evergreen VA Omega Fund..............................................
  Evergreen VA Capital Growth Fund.....................................
  Evergreen VA Growth Fund.............................................
  Evergreen VA High Income Fund/(10)/..................................
  Federated American Leaders Fund II/(11)/.............................
  Federated High Income Bond Fund II/(11)/.............................
  Franklin Small Cap Fund - Class 2/(12)(13)(14)/......................
  Templeton Global Asset Allocation Fund - Class 2/(14)/...............
  Templeton Foreign Securities Fund - Class 2/(14)/....................
  Templeton Developing Markets Securities Fund - Class 2/(14)/ ........
  MFS Emerging Growth Series/(15)/.....................................
  MFS Research Series/(15)/............................................
  MFS Total Return Series/(15)/........................................
  MFS Utilities Series/(15)/...........................................
  Oppenheimer Capital Appreciation Fund/VA.............................
  Oppenheimer Main Street Growth & Income Fund/VA......................
  Oppenheimer Multiple Strategies Fund/VA..............................
  Oppenheimer Strategic Bond Fund/VA...................................
  Putnam VT Global Growth Fund - Class IB Shares/(16)(17)/.............
  Putnam VT Growth and Income Fund - Class IB Shares/(16)(17)/.........
  Putnam VT Growth Opportunities Fund - Class IB Shares/(16)(17)(18)/..
  Putnam VT Money Market Fund - Class IB Shares/(16)(17)/..............
  Putnam VT New Value Fund - Class IB Shares/(16)(17)/.................
  Fidelity - VIP High Income - Service Class...........................
  Fidelity - VIP Equity-Income - Service Class 2/(19)/.................
  Fidelity - VIP Growth - Service Class 2/(19)/........................
  Fidelity - VIP II Index 500 - Initial Class/(20)/....................
  Fidelity - VIP II Investment Grade Bond - Initial Class..............
  Fidelity - VIP III Growth Opportunities - Service Class/(19)/ .......
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                          TABLE 1 - C
Standard Average Annual Total Returns (Assuming a Surrender Charge and No Managed Annuity Program, Liquidity Rider, Beneficiary
                               Earnings Enhancement, or Beneficiary Earnings Enhancement - Extra)
                                                Return of Premium Death Benefit
                                        (Total Separate Account Annual Expenses: 1.25%)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                               Inception
                                                                         1 Year      5 Year      of the         Subaccount
                                                                         Ended       Ended     Subaccount        Inception
Subaccount                                                              12/31/01    12/31/01   to 12/31/01         Date
---------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund....................................
  AIM V.I. Growth and Income Fund.......................................
  AIM V.I. International Equity Fund....................................
  AIM V.I. Value Fund...................................................
  AIM V.I. Dent Demographic Trends Fund/(7)/............................
  Alliance Premier Growth - Class B.....................................
  Alliance Technology - Class B/(8)/ ...................................
  Davis Value/(9)/......................................................
  Evergreen VA Fund/(10)/ ..............................................
  Evergreen VA Foundation Fund..........................................
  Evergreen VA Global Leaders Fund/(10)/................................
  Evergreen VA Growth and Income Fund/(10)/.............................
  Evergreen VA Blue Chip Fund...........................................
  Evergreen VA International Growth Fund/(10)/ .........................
  Evergreen VA Omega Fund...............................................
  Evergreen VA Capital Growth Fund......................................
  Evergreen VA Growth Fund..............................................
  Evergreen VA High Income Fund/(10)/...................................
  Federated American Leaders Fund II/(11)/..............................
  Federated High Income Bond Fund II/(11)/..............................
  Franklin Small Cap Fund - Class 2/(12)(13)(14)/.......................
  Templeton Global Asset Allocation Fund - Class 2/(14)/................
  Templeton Foreign Securities Fund - Class 2/(14)/.....................
  Templeton Developing Markets Securities Fund - Class 2/(14)/ .........
  MFS Emerging Growth Series/(15)/......................................
  MFS Research Series/(15)/.............................................
  MFS Total Return Series/(15)/.........................................
  MFS Utilities Series/(15)/............................................
  Oppenheimer Capital Appreciation Fund/VA..............................
  Oppenheimer Main Street Growth & Income Fund/VA.......................
  Oppenheimer Multiple Strategies Fund/VA...............................
  Oppenheimer Strategic Bond Fund/VA....................................
  Putnam VT Global Growth Fund - Class IB Shares/(16)(17)/..............
  Putnam VT Growth and Income Fund - Class IB Shares/(16)(17)/..........
  Putnam VT Growth Opportunities Fund - Class IB Shares/(16)(17)(18)/...
  Putnam VT Money Market Fund - Class IB Shares/(16)(17)/...............
  Putnam VT New Value Fund - Class IB Shares/(16)(17)/..................
  Fidelity - VIP High Income - Service Class............................
  Fidelity - VIP Equity-Income - Service Class 2/(19)/..................
  Fidelity - VIP Growth - Service Class 2/(19)/.........................
  Fidelity - VIP II Index 500 - Initial Class/(20)/.....................
  Fidelity - VIP II Investment Grade Bond - Initial Class...............
  Fidelity - VIP III Growth Opportunities - Service Class/(19)/ ........
---------------------------------------------------------------------------------------------------------------------------------

Non-Standardized Performance Data

In addition to the standardized data discussed above, similar performance data for other periods may also be shown.

Transamerica may from time to time also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standardized performance data may assume that no surrender charge is applicable, and may also make other assumptions such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders or annuity payments.

All non-standardized performance data will be advertised only if the standardized performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the SAI.

The non-standardized average annual total return figures shown in Tables 2-A, 2-B and 2-C are based on the assumption that the policy is not surrendered, and therefore the surrender charge is not imposed. Also, the tables below do not reflect the charge for any optional rider.

                                  TABLE 2 - A
   Non-Standard Average Annual Total Returns (Assuming No Surrender Charge, Managed Annuity Program, Liquidity Rider, Beneficiary Earnings Enhancement,
                 or Beneficiary Earnings Enhancement - Extra)
                            Enhanced Death Benefit
                (Total Separate Account Annual Expenses: 1.50%)

                                                                                                  Inception
                                                                            1 Year      5 Year      of the       Subaccount
                                                                            Ended       Ended     Subaccount      Inception
Subaccount                                                                 12/31/01    12/31/01   to 12/31/01       Date
---------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund.....................................
  AIM V.I. Growth and Income Fund........................................
  AIM V.I. International Equity Fund.....................................
  AIM V.I. Value Fund....................................................
  AIM V.I. Dent Demographic Trends Fund/(7)/.............................
  Alliance Premier Growth - Class B......................................
  Alliance Technology - Class B/(8)/.....................................
  Davis Value/(9)/.......................................................
  Evergreen VA Fund/(10)/................................................
  Evergreen VA Foundation Fund...........................................
  Evergreen VA Global Leaders Fund/(10)/.................................
  Evergreen VA Growth and Income Fund/(10)/..............................
  Evergreen VA Blue Chip Fund............................................
  Evergreen VA International Growth Fund/(10)/...........................
  Evergreen VA Omega Fund................................................
  Evergreen VA Capital Growth Fund.......................................
  Evergreen VA Growth Fund...............................................
  Evergreen VA High Income Fund/(10)/....................................
  Federated American Leaders Fund II/(11)/...............................
  Federated High Income Bond Fund II/(11)/...............................
  Franklin Small Cap Fund - Class 2/(12)(13)(14)/........................
  Templeton Global Asset Allocation Fund - Class 2/(14)/.................
  Templeton Foreign Securities Fund - Class 2/(14)/......................
  Templeton Developing Markets Securities Fund - Class 2/(14)/...........
  MFS Emerging Growth Series/(15)/.......................................
  MFS Research Series/(15)/..............................................
  MFS Total Return Series/(15)/..........................................
  MFS Utilities Series/(15)/.............................................
  Oppenheimer Capital Appreciation Fund/VA...............................
  Oppenheimer Main Street Growth & Income Fund/VA........................
  Oppenheimer Multiple Strategies Fund/VA................................
  Oppenheimer Strategic Bond Fund/VA.....................................
  Putnam VT Global Growth Fund - Class IB Shares/(16)(17)/...............
  Putnam VT Growth and Income Fund - Class IB Shares/(16)(17)/...........
  Putnam VT Growth Opportunities Fund - Class IB Shares/(16)(17)(18)/....
  Putnam VT Money Market Fund - Class IB Shares/(16)(17)/................
  Putnam VT New Value Fund - Class IB Shares/(16)(17)/...................
  Fidelity - VIP High Income - Service Class.............................
  Fidelity - VIP Equity-Income - Service Class 2/(19)/...................
  Fidelity - VIP Growth - Service Class 2/(19)/..........................
  Fidelity - VIP II Index 500 - Initial Class/(20)/......................
  Fidelity - VIP II Investment Grade Bond - Initial Class................
  Fidelity - VIP III Growth Opportunities - Service Class/(19)/..........
---------------------------------------------------------------------------------------------------------------------------------

                                  TABLE 2 - B
   Non-Standard Average Annual Total Returns (Assuming No Surrender Charge, Managed Annuity Program, Liquidity Rider, Beneficiary Earnings Enhancement,
                 or Beneficiary Earnings Enhancement - Extra)
                         Annual Step-Up Death Benefit
                (Total Separate Account Annual Expenses: 1.40%)

                                                                                                  Inception
                                                                            1 Year      5 Year      of the       Subaccount
                                                                            Ended       Ended     Subaccount      Inception
Subaccount                                                                 12/31/01    12/31/01   to 12/31/01       Date
---------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund.....................................
  AIM V.I. Growth and Income Fund........................................
  AIM V.I. International Equity Fund.....................................
  AIM V.I. Value Fund....................................................
  AIM V.I. Dent Demographic Trends Fund/(7)/.............................
  Alliance Premier Growth - Class B......................................
  Alliance Technology - Class B/(8)/.....................................
  Davis Value/(9)/.......................................................
  Evergreen VA Fund/(10)/................................................
  Evergreen VA Foundation Fund...........................................
  Evergreen VA Global Leaders Fund/(10)/.................................
  Evergreen VA Growth and Income Fund/(10)/..............................
  Evergreen VA Blue Chip Fund............................................
  Evergreen VA International Growth Fund/(10)/...........................
  Evergreen VA Omega Fund................................................
  Evergreen VA Capital Growth Fund.......................................
  Evergreen VA Growth Fund...............................................
  Evergreen VA High Income Fund/(10)/....................................
  Federated American Leaders Fund II/(11)/...............................
  Federated High Income Bond Fund II/(11)/...............................
  Franklin Small Cap Fund - Class 2/(12)(13)(14)/........................
  Templeton Global Asset Allocation Fund - Class 2/(14)/.................
  Templeton Foreign Securities Fund - Class 2/(14)/......................
  Templeton Developing Markets Securities Fund - Class 2/(14)/...........
  MFS Emerging Growth Series/(15)/.......................................
  MFS Research Series/(15)/..............................................
  MFS Total Return Series/(15)/..........................................
  MFS Utilities Series/(15)/.............................................
  Oppenheimer Capital Appreciation Fund/VA...............................
  Oppenheimer Main Street Growth & Income Fund/VA........................
  Oppenheimer Multiple Strategies Fund/VA................................
  Oppenheimer Strategic Bond Fund/VA.....................................
  Putnam VT Global Growth Fund - Class IB Shares/(16)(17)/...............
  Putnam VT Growth and Income Fund - Class IB Shares/(16)(17)/...........
  Putnam VT Growth Opportunities Fund - Class IB Shares/(16)(17)(18)/....
  Putnam VT Money Market Fund - Class IB Shares/(16)(17)/................
  Putnam VT New Value Fund - Class IB Shares/(16)(17)/...................
  Fidelity - VIP High Income - Service Class.............................
  Fidelity - VIP Equity-Income - Service Class 2/(19)/...................
  Fidelity - VIP Growth - Service Class 2/(19)/..........................
  Fidelity - VIP II Index 500 - Initial Class/(20)/......................
  Fidelity - VIP II Investment Grade Bond - Initial Class................
  Fidelity - VIP III Growth Opportunities - Service Class/(19)/..........
---------------------------------------------------------------------------------------------------------------------------------

                                  TABLE 2 - C
   Non-Standard Average Annual Total Returns (Assuming No Surrender Charge, Managed Annuity Program, Liquidity Rider, Beneficiary Earnings Enhancement,
                 or Beneficiary Earnings Enhancement - Extra)
                        Return of Premium Death Benefit
                (Total Separate Account Annual Expenses: 1.25%)

                                                                                                  Inception
                                                                            1 Year      5 Year      of the       Subaccount
                                                                            Ended       Ended     Subaccount      Inception
Subaccount                                                                 12/31/01    12/31/01   to 12/31/01       Date
---------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund.....................................
  AIM V.I. Growth and Income Fund........................................
  AIM V.I. International Equity Fund.....................................
  AIM V.I. Value Fund....................................................
  AIM V.I. Dent Demographic Trends Fund/(7)/.............................
  Alliance Premier Growth - Class B......................................
  Alliance Technology - Class B/(8)/.....................................
  Davis Value/(9)/.......................................................
  Evergreen VA Fund/(10)/................................................
  Evergreen VA Foundation Fund...........................................
  Evergreen VA Global Leaders Fund/(10)/.................................
  Evergreen VA Growth and Income Fund/(10)/..............................
  Evergreen VA Blue Chip Fund............................................
  Evergreen VA International Growth Fund/(10)/...........................
  Evergreen VA Omega Fund................................................
  Evergreen VA Capital Growth Fund.......................................
  Evergreen VA Growth Fund...............................................
  Evergreen VA High Income Fund/(10)/....................................
  Federated American Leaders Fund II/(11)/...............................
  Federated High Income Bond Fund II/(11)/...............................
  Franklin Small Cap Fund - Class 2/(12)(13)(14)/........................
  Templeton Global Asset Allocation Fund - Class 2/(14)/.................
  Templeton Foreign Securities Fund - Class 2/(14)/......................
  Templeton Developing Markets Securities Fund - Class 2/(14)/...........
  MFS Emerging Growth Series/(15)/.......................................
  MFS Research Series/(15)/..............................................
  MFS Total Return Series/(15)/..........................................
  MFS Utilities Series/(15)/.............................................
  Oppenheimer Capital Appreciation Fund/VA...............................
  Oppenheimer Main Street Growth & Income Fund/VA........................
  Oppenheimer Multiple Strategies Fund/VA................................
  Oppenheimer Strategic Bond Fund/VA.....................................
  Putnam VT Global Growth Fund - Class IB Shares/(16)(17)/...............
  Putnam VT Growth and Income Fund - Class IB Shares/(16)(17)/...........
  Putnam VT Growth Opportunities Fund - Class IB Shares/(16)(17)(18)/....
  Putnam VT Money Market Fund - Class IB Shares/(16)(17)/................
  Putnam VT New Value Fund - Class IB Shares/(16)(17)/...................
  Fidelity - VIP High Income - Service Class.............................
  Fidelity - VIP Equity-Income - Service Class 2/(19)/...................
  Fidelity - VIP Growth - Service Class 2/(19)/..........................
  Fidelity - VIP II Index 500 - Initial Class/(20)/......................
  Fidelity - VIP II Investment Grade Bond - Initial Class................
  Fidelity - VIP III Growth Opportunities - Service Class/(19)/..........
---------------------------------------------------------------------------------------------------------------------------------

Adjusted Historical Performance Data. The following performance data is historic
------------------------------------
performance data for the underlying portfolios since their inception reduced by some or all of the fees and charges under the policy. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the policy had been in existence during that time, based on the performance of the applicable portfolio and the assumption that the applicable subaccount was in existence for the same period as the portfolio with a level of charges equal to those currently assessed under the policies. This data does not indicate future performance.

For instance, as shown in the tables below, Transamerica may disclose average annual total returns for the portfolios reduced by some or all fees and charges under the policy, as if the policy had been in existence since the inception of the portfolio. Such fees and charges include the mortality and expense risk fee, administrative charge and surrender charges. Tables 3-A, 3-B and 3-C assume a complete surrender of the policy at the end of the period, and therefore the surrender charge is deducted. Tables 4-A, 4-B and 4-C assume that the policy is not surrendered, and therefore the surrender charge is not deducted. Also, the tables below do not reflect the charge for any optional riders.


The following information is also based on the method of calculation described in the SAI. The adjusted historical average annual total returns for periods ended December 31, 2001, were as follows:

--------------------------------------------------------------------------------
                                  TABLE 3 - A
Hypothetical (Adjusted Historical) Average Annual Total Returns /(1)/ (Assuming
    A Surrender Charge and No Managed Annuity Program, Beneficiary Earnings
                    Enhancement - Extra or Liquidity Rider)

--------------------------------------------------------------------------------
                            Enhanced Death Benefit
                (Total Separate Account Annual Expenses: 1.50%)
--------------------------------------------------------------------------------

                                                                                                      10 Year      Corresponding
                                                                                                        or           Portfolio
  Portfolio                                                                   1 Year      5 Year     Inception    Inception Date
-----------------------------------------------------------------------------------------------------------------------------------
   AIM V.I. Capital Appreciation Fund........................................
   AIM V.I. Growth and Income Fund...........................................
   AIM V.I. International Equity Fund........................................
   AIM V.I. Value Fund.......................................................
   AIM V.I. Dent Demographic Trends Fund/(7)/................................
   Alliance Premier Growth Portfolio - Class B...............................
   Alliance Technology Portfolio -  Class B/(8)/.............................
   Davis Value Portfolio/(9)/................................................
   Evergreen VA Fund/(10)/...................................................
   Evergreen VA Foundation Fund..............................................
   Evergreen VA Global Leaders Fund/(10)/....................................
   Evergreen VA Growth and Income Fund/(10)/.................................
   Evergreen VA Blue Chip Fund...............................................
   Evergreen VA International Growth Fund/(10)/..............................
   Evergreen VA Omega Fund...................................................
   Evergreen VA Capital Growth Fund..........................................
   Evergreen VA Growth Fund..................................................
   Evergreen VA High Income Fund/(10)/.......................................
   Federated American Leaders Fund II/(11)/..................................
   Federated High Income Bond Fund II/(11)/..................................
   Franklin Small Cap Fund - Class 2/(12)(13)(14)/...........................
   Templeton Global Asset Allocation Fund - Class 2/(14)/....................
   Templeton Foreign Securities Fund - Class 2/(14)/.........................
   Templeton Developing Markets Securities Fund - Class 2/(14)/..............
   MFS Emerging Growth Series/(15)/..........................................
   MFS Research Series/(15)/.................................................
   MFS Total Return Series/(15)/.............................................
   MFS Utilities Series/(15)/................................................
   Oppenheimer Capital Appreciation Fund/VA..................................
   Oppenheimer Main Street Growth & Income Fund/VA...........................
   Oppenheimer Multiple Strategies Fund/VA...................................
   Oppenheimer Strategic Bond Fund/VA........................................
   Putnam VT Global Growth Fund - Class IB Shares/(16)(17)/..................
   Putnam VT Growth and Income Fund - Class IB Shares/(16)(17)/..............
   Putnam VT Growth Opportunities Fund - Class IB
   Shares/(16)(17)(18)/......................................................
   Putnam VT Money Market Fund - Class IB Shares/(16)(17)/...................
   Putnam VT New Value Fund - Class IB Shares/(16)(17)/......................
   Fidelity - VIP High Income Portfolio - Service Class......................
   Fidelity - VIP Equity-Income Portfolio - Service Class 2/(19)/............
   Fidelity - VIP Growth Portfolio - Service Class 2/(19)/...................
   Fidelity - VIP II Index 500 Portfolio - Initial Class/(20)/...............
   Fidelity - VIP II Investment Grade Bond Portfolio - Initial Class.........
   Fidelity - VIP III Growth Opportunities Portfolio - Service Class/(19)/...
------------------------------------------------------------------------------------------------------------------------------------
  +Ten Year Date
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  TABLE 3 - B
Hypothetical (Adjusted Historical) Average Annual Total Returns /(1)/ (Assuming
    A Surrender Charge and No Managed Annuity Program, Beneficiary Earnings
                    Enhancement - Extra or Liquidity Rider)
--------------------------------------------------------------------------------
                         Annual Step-Up Death Benefit
                (Total Separate Account Annual Expenses: 1.40%)
--------------------------------------------------------------------------------


                                                                                                      10 Year      Corresponding
                                                                                                        or           Portfolio
  Portfolio                                                                   1 Year      5 Year     Inception    Inception Date
-----------------------------------------------------------------------------------------------------------------------------------
   AIM V.I. Capital Appreciation Fund........................................
   AIM V.I. Growth and Income Fund...........................................
   AIM V.I. International Equity Fund........................................
   AIM V.I. Value Fund.......................................................
   AIM V.I. Dent Demographic Trends Fund/(7)/................................
   Alliance Premier Growth Portfolio - Class B...............................
   Alliance Technology Portfolio -  Class B/(8)/.............................
   Davis Value Portfolio/(9)/................................................
   Evergreen VA Fund/(10)/...................................................
   Evergreen VA Foundation Fund..............................................
   Evergreen VA Global Leaders Fund/(10)/....................................
   Evergreen VA Growth and Income Fund/(10)/.................................
   Evergreen VA Blue Chip Fund...............................................
   Evergreen VA International Growth Fund/(10)/..............................
   Evergreen VA Omega Fund...................................................
   Evergreen VA Capital Growth Fund..........................................
   Evergreen VA Growth Fund..................................................
   Evergreen VA High Income Fund/(10)/.......................................
   Federated American Leaders Fund II/(11)/..................................
   Federated High Income Bond Fund II/(11)/..................................
   Franklin Small Cap Fund - Class 2/(12)(13)(14)/...........................
   Templeton Global Asset Allocation Fund - Class 2/(14)/....................
   Templeton Foreign Securities Fund - Class 2/(14)/.........................
   Templeton Developing Markets Securities Fund - Class 2/(14)/..............
   MFS Emerging Growth Series/(15)/..........................................
   MFS Research Series/(15)/.................................................
   MFS Total Return Series/(15)/.............................................
   MFS Utilities Series/(15)/................................................
   Oppenheimer Capital Appreciation Fund/VA..................................
   Oppenheimer Main Street Growth & Income Fund/VA...........................
   Oppenheimer Multiple Strategies Fund/VA...................................
   Oppenheimer Strategic Bond Fund/VA........................................
   Putnam VT Global Growth Fund - Class IB Shares/(16)(17)/..................
   Putnam VT Growth and Income Fund - Class IB Shares/(16)(17)/..............
   Putnam VT Growth Opportunities Fund - Class IB
   Shares/(16)(17)(18)/......................................................
   Putnam VT Money Market Fund - Class IB Shares/(16)(17)/...................
   Putnam VT New Value Fund - Class IB Shares/(16)(17)/......................
   Fidelity - VIP High Income Portfolio - Service Class......................
   Fidelity - VIP Equity-Income Portfolio - Service Class 2/(19)/............
   Fidelity - VIP Growth Portfolio - Service Class 2/(19)/...................
   Fidelity - VIP II Index 500 Portfolio - Initial Class/(20)/...............
   Fidelity - VIP II Investment Grade Bond Portfolio - Initial Class.........
   Fidelity - VIP III Growth Opportunities Portfolio - Service Class/(19)/...
------------------------------------------------------------------------------------------------------------------------------------
  +Ten Year Date
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  TABLE 3 - C
 Hypothetical (Adjusted Historical) Average Annual Total Returns /(1)/ (Assuming
    A Surrender Charge and No Managed Annuity Program, Beneficiary Earnings
                   Enhancement - Extra or Liquidity Rider)
--------------------------------------------------------------------------------
                       Return of Premium Death Benefit
                (Total Separate Account Annual Expenses: 1.25%)
--------------------------------------------------------------------------------


                                                                                                      10 Year      Corresponding
                                                                                                        or           Portfolio
  Portfolio                                                                   1 Year      5 Year     Inception    Inception Date
-----------------------------------------------------------------------------------------------------------------------------------
   AIM V.I. Capital Appreciation Fund........................................
   AIM V.I. Growth and Income Fund...........................................
   AIM V.I. International Equity Fund........................................
   AIM V.I. Value Fund.......................................................
   AIM V.I. Dent Demographic Trends Fund/(7)/................................
   Alliance Premier Growth Portfolio - Class B...............................
   Alliance Technology Portfolio -  Class B/(8)/.............................
   Davis Value Portfolio/(9)/................................................
   Evergreen VA Fund/(10)/...................................................
   Evergreen VA Foundation Fund..............................................
   Evergreen VA Global Leaders Fund/(10)/....................................
   Evergreen VA Growth and Income Fund/(10)/.................................
   Evergreen VA Blue Chip Fund...............................................
   Evergreen VA International Growth Fund/(10)/..............................
   Evergreen VA Omega Fund...................................................
   Evergreen VA Capital Growth Fund..........................................
   Evergreen VA Growth Fund..................................................
   Evergreen VA High Income Fund/(10)/.......................................
   Federated American Leaders Fund II/(11)/..................................
   Federated High Income Bond Fund II/(11)/..................................
   Franklin Small Cap Fund - Class 2/(12)(13)(14)/...........................
   Templeton Global Asset Allocation Fund - Class 2/(14)/....................
   Templeton Foreign Securities Fund - Class 2/(14)/.........................
   Templeton Developing Markets Securities Fund - Class 2/(14)/..............
   MFS Emerging Growth Series/(15)/..........................................
   MFS Research Series/(15)/.................................................
   MFS Total Return Series/(15)/.............................................
   MFS Utilities Series/(15)/................................................
   Oppenheimer Capital Appreciation Fund/VA..................................
   Oppenheimer Main Street Growth & Income Fund/VA...........................
   Oppenheimer Multiple Strategies Fund/VA...................................
   Oppenheimer Strategic Bond Fund/VA........................................
   Putnam VT Global Growth Fund - Class IB Shares/(16)(17)/..................
   Putnam VT Growth and Income Fund - Class IB Shares/(16)(17)/..............
   Putnam VT Growth Opportunities Fund - Class IB
   Shares/(16)(17)(18)/......................................................
   Putnam VT Money Market Fund - Class IB Shares/(16)(17)/...................
   Putnam VT New Value Fund - Class IB Shares/(16)(17)/......................
   Fidelity - VIP High Income Portfolio - Service Class......................
   Fidelity - VIP Equity-Income Portfolio - Service Class 2/(19)/............
   Fidelity - VIP Growth Portfolio - Service Class 2/(19)/...................
   Fidelity - VIP II Index 500 Portfolio - Initial Class/(20)/...............
   Fidelity - VIP II Investment Grade Bond Portfolio - Initial Class.........
   Fidelity - VIP III Growth Opportunities Portfolio - Service Class/(19)/...   \
------------------------------------------------------------------------------------------------------------------------------------
  +Ten Year Date
------------------------------------------------------------------------------------------------------------------------------------


/(1)/ The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance which would have resulted if the subaccount had been in existence since the inception of the portfolio.

---------------------------------------------------------------------------------------------------------------------------
                                                            TABLE 4 - A

                              Hypothetical (Adjusted Historical) Average Annual Total Returns /(1)/
                               (Assuming No Surrender Charge, Managed Annuity Program, Beneficiary
                                         Earnings Enhancement - Extra or Liquidity Rider)
---------------------------------------------------------------------------------------------------------------------------
                                                      Enhanced Death Benefit
                                          (Total Separate Account Annual Expenses: 1.50%)
---------------------------------------------------------------------------------------------------------------------------
                                                                                         10 Year        Corresponding
                                                                                            or            Portfolio
  Portfolio                                                    1 Year       5 Year      Inception       Inception Date
---------------------------------------------------------------------------------------------------------------------------
   AIM V.I. Capital Appreciation Fund.......................
   AIM V.I. Growth and Income Fund..........................
   AIM V.I. International Equity Fund.......................
   AIM V.I. Value Fund......................................
   AIM V.I. Dent Demographic Trends Fund/(7)/...............
   Alliance Premier Growth Portfolio - Class B..............
   Alliance Technology Portfolio -  Class B/(8)/ ...........
   Davis Value Portfolio/(9)/...............................
   Evergreen VA Fund/(10)/ .................................
   Evergreen VA Foundation Fund.............................
   Evergreen VA Global Leaders Fund/(10)/...................
   Evergreen VA Growth and Income Fund/(10)/................
   Evergreen VA Blue Chip Fund..............................
   Evergreen VA International Growth Fund/(10)/ ............
   Evergreen VA Omega Fund..................................
   Evergreen VA Capital Growth Fund.........................
   Evergreen VA Growth Fund.................................
   Evergreen VA High Income Fund/(10)/......................
   Federated American Leaders Fund II/(11)/.................
   Federated High Income Bond Fund II/(11)/.................
   Franklin Small Cap Fund - Class 2/(12)(13)(14)/..........
   Templeton Global Asset Allocation Fund - Class 2/(14)/...
   Templeton Foreign Securities Fund - Class 2/(14)/........
   Templeton Developing Markets Securities Fund - Class
   2/(14)/ .................................................
   MFS Emerging Growth Series/(15)/.........................
   MFS Research Series/(15)/................................
   MFS Total Return Series/(15)/............................
   MFS Utilities Series/(15)/...............................
   Oppenheimer Capital Appreciation Fund/VA.................
   Oppenheimer Main Street Growth & Income Fund/VA..........
   Oppenheimer Multiple Strategies Fund/VA..................
   Oppenheimer Strategic Bond Fund/VA.......................
   Putnam VT Global Growth Fund - Class IB
   Shares/(16)(17)/.........................................
   Putnam VT Growth and Income Fund - Class IB
   Shares/(16)(17)/.........................................
   Putnam VT Growth Opportunities Fund - Class IB
   Shares/(16)(17)(18)/.....................................
   Putnam VT Money Market Fund - Class IB Shares/(16)(17)/..
   Putnam VT New Value Fund - Class IB Shares/(16)(17)/.....
   Fidelity - VIP High Income Portfolio - Service Class.....
   Fidelity - VIP Equity-Income Portfolio - Service Class
   2/(19)/..................................................
   Fidelity - VIP Growth Portfolio - Service Class 2/(19)/..
   Fidelity - VIP II Index 500 Portfolio - Initial
   Class/(20)/..............................................
   Fidelity - VIP II Investment Grade Bond Portfolio -
   Initial Class............................................
   Fidelity - VIP III Growth Opportunities Portfolio -
   Service Class/(19)/ .....................................
---------------------------------------------------------------------------------------------------------------------------
  +Ten Year Date
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                        TABLE 4 - B

                           Hypothetical (Adjusted Historical) Average Annual Total Returns /(1)/
                            (Assuming No Surrender Charge, Managed Annuity Program, Beneficiary
                                      Earnings Enhancement - Extra or Liquidity Rider)
---------------------------------------------------------------------------------------------------------------------------
                                                Annual Step-Up Death Benefit
                                      (Total Separate Account Annual Expenses: 1.40%)
---------------------------------------------------------------------------------------------------------------------------

                                                                                          10 Year       Corresponding
                                                                                            or            Portfolio
  Portfolio                                                    1 Year        5 Year      Inception      Inception Date
---------------------------------------------------------------------------------------------------------------------------
   AIM V.I. Capital Appreciation Fund.......................
   AIM V.I. Growth and Income Fund..........................
   AIM V.I. International Equity Fund.......................
   AIM V.I. Value Fund......................................
   AIM V.I. Dent Demographic Trends Fund/(7)/...............
   Alliance Premier Growth Portfolio - Class B..............
   Alliance Technology Portfolio -  Class B(8) .............
   Davis Value Portfolio/(9)/...............................
   Evergreen VA Fund/(10)/ .................................
   Evergreen VA Foundation Fund.............................
   Evergreen VA Global Leaders Fund/(10)/...................
   Evergreen VA Growth and Income Fund/(10)/................
   Evergreen VA Blue Chip Fund..............................
   Evergreen VA International Growth Fund/(10)/ ............
   Evergreen VA Omega Fund..................................
   Evergreen VA Capital Growth Fund.........................
   Evergreen VA Growth Fund.................................
   Evergreen VA High Income Fund/(10)/......................
   Federated American Leaders Fund II/(11)/.................
   Federated High Income Bond Fund II/(11)/.................
   Franklin Small Cap Fund - Class 2/(12)(13)(14)/..........
   Templeton Global Asset Allocation Fund - Class 2/(14)/...
   Templeton Foreign Securities Fund - Class 2/(14)/........
   Templeton Developing Markets Securities Fund - Class
   2/(14)/ .................................................
   MFS Emerging Growth Series/(15)/.........................
   MFS Research Series/(15)/................................
   MFS Total Return Series/(15)/............................
   MFS Utilities Series/(15)/...............................
   Oppenheimer Capital Appreciation Fund/VA.................
   Oppenheimer Main Street Growth & Income Fund/VA..........
   Oppenheimer Multiple Strategies Fund/VA..................
   Oppenheimer Strategic Bond Fund/VA.......................
   Putnam VT Global Growth Fund - Class IB Shares
   /(16)(17)/...............................................
   Putnam VT Growth and Income Fund - Class IB
   Shares/(16)(17)/.........................................
   Putnam VT Growth Opportunities Fund - Class IB
   Shares/(16)(17)(18)/.....................................
   Putnam VT Money Market Fund - Class IB Shares
   /(16)(17)/...............................................
   Putnam VT New Value Fund - Class IB Shares/(16)(17)/.....
   Fidelity - VIP High Income Portfolio - Service Class.....
   Fidelity - VIP Equity-Income Portfolio - Service Class
   2/(19)/..................................................
   Fidelity - VIP Growth Portfolio - Service Class
   2/(19)/..................................................
   Fidelity - VIP II Index 500 Portfolio - Initial Class
   /(20)/...................................................
   Fidelity - VIP II Investment Grade Bond Portfolio -
   Initial Class............................................
   Fidelity - VIP III Growth Opportunities Portfolio -
   Service Class/(19)/ .....................................
---------------------------------------------------------------------------------------------------------------------------
  +Ten Year Date
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                        TABLE 4 - C

                           Hypothetical (Adjusted Historical) Average Annual Total Returns /(1)/
                        (Assuming No Surrender Charge, Managed Annuity Program, Beneficiary Earnings
                                          Enhancement - Extra or Liquidity Rider)
---------------------------------------------------------------------------------------------------------------------------
                                              Return of Premium Death Benefit
                                      (Total Separate Account Annual Expenses: 1.25%)
---------------------------------------------------------------------------------------------------------------------------
                                                                                          10 Year       Corresponding
                                                                                            or            Portfolio
  Portfolio                                                     1 Year       5 Year      Inception      Inception Date
---------------------------------------------------------------------------------------------------------------------------
   AIM V.I. Capital Appreciation Fund........................
   AIM V.I. Growth and Income Fund...........................
   AIM V.I. International Equity Fund........................
   AIM V.I. Value Fund.......................................
   AIM V.I. Dent Demographic Trends Fund/(7)/................
   Alliance Premier Growth Portfolio - Class B...............
   Alliance Technology Portfolio -  Class B/(8)/ ............
   Davis Value Portfolio/(9)/................................
   Evergreen VA Fund/(10)/ ..................................
   Evergreen VA Foundation Fund..............................
   Evergreen VA Global Leaders Fund/(10)/....................
   Evergreen VA Growth and Income Fund/(10)/.................
   Evergreen VA Blue Chip Fund...............................
   Evergreen VA International Growth Fund/(10)/ .............
   Evergreen VA Omega Fund...................................
   Evergreen VA Capital Growth Fund..........................
   Evergreen VA Growth Fund..................................
   Evergreen VA High Income Fund/(10)/.......................
   Federated American Leaders Fund II/(11)/..................
   Federated High Income Bond Fund II/(11)/..................
   Franklin Small Cap Fund - Class 2/(12)(13)(14)/...........
   Templeton Global Asset Allocation Fund - Class 2/(14)/....
   Templeton Foreign Securities Fund - Class 2/(14)/.........
   Templeton Developing Markets Securities Fund - Class
   2/(14)/ ..................................................
   MFS Emerging Growth Series/(15)/..........................
   MFS Research Series/(15)/.................................
   MFS Total Return Series/(15)/.............................
   MFS Utilities Series/(15)/................................
   Oppenheimer Capital Appreciation Fund/VA..................
   Oppenheimer Main Street Growth & Income Fund/VA...........
   Oppenheimer Multiple Strategies Fund/VA...................
   Oppenheimer Strategic Bond Fund/VA........................
   Putnam VT Global Growth Fund - Class IB Shares
   /(16)(17)/................................................
   Putnam VT Growth and Income Fund - Class IB Shares
   /(16)(17)/
   Putnam VT Growth Opportunities Fund - Class IB
   Shares/(16)(17)(18)/......................................
   Putnam VT Money Market Fund - Class IB Shares
   /(16)(17)/................................................
   Putnam VT New Value Fund - Class IB Shares/(16)(17)/......
   Fidelity - VIP High Income Portfolio - Service Class......
   Fidelity - VIP Equity-Income Portfolio - Service Class
   2/(19)/...................................................
   Fidelity - VIP Growth Portfolio - Service Class 2/(19)/...
   Fidelity - VIP II Index 500 Portfolio - Initial Class
   /(20)/
   Fidelity - VIP II Investment Grade Bond Portfolio -
   Initial Class.............................................
   Fidelity - VIP III Growth Opportunities Portfolio -
   Service Class/(19)/ ......................................
---------------------------------------------------------------------------------------------------------------------------
  +Ten Year Date
---------------------------------------------------------------------------------------------------------------------------


(1) The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance which would have resulted if the subaccount had been in existence since the inception of the portfolio.

                       PORTFOLIO SELECT VARIABLE ANNUITY

                                   Issued by

                      TRANSAMERICA LIFE INSURANCE COMPANY

                         Supplement Dated May 1, 2002
                                    to the
                         Prospectus dated May 1, 2002

                              FOR NEW JERSEY ONLY



For New Jersey policies, the optional Managed Annuity Program is as described in this supplement and not as described in the prospectus.

Managed Annuity Program

The optional Managed Annuity Program can be used to provide you a certain level of income in the future by guaranteeing a minimum annuitization value (discussed below). You may elect to purchase this benefit, which provides a minimum amount you will have to apply to a Managed Annuity Program payment option and which guarantees a minimum level of those payments once you begin to receive them. By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options. The Managed Annuity Program will not be issued if you are 85 years old or older.

You can annuitize under the Managed Annuity Program (subject to the conditions described below) at the greater of the policy value or the minimum annuitization value (subject to any applicable adjustment).

Minimum Annuitization Value. If the Managed Annuity Program is added when you
---------------------------
purchase the policy or in the first policy year, the minimum annuitization value on the rider date (i.e., the date the rider is added to the policy) is the total premium payments. If the Managed Annuity Program is added after the first policy year, the minimum annuitization value on the rider date is the policy value.

After the rider date, the minimum annuitization value is:
 .  the minimum annuitization value on the rider date; plus
 .  any additional premium payments; minus
 .  an adjustment for any withdrawals made after the rider date;
 . the result of which is accumulated at the annual growth rate; minus . any premium taxes.

Please note that if you annuitize using the Managed Annuity Program on any date other than a rider anniversary, there may be a downward adjustment to your minimum annuitization value. See "Minimum Annuitization Value Adjustment" below.

The annual growth rate is 6% per year. Withdrawals may reduce the minimum annuitization value on a basis greater than dollar-for-dollar. See the SAI for more information. In addition to the immediate reduction in the minimum annuitization value due to the withdrawal, the same withdrawal, if taken in the rider year that you annuitize using the Managed Annuity Program, may also result in a negative minimum annuitization value adjustment. See "Minimum Annuitization Value Adjustment" below.

The minimum annuitization value may only be used to annuitize using the Managed Annuity Program payment options and may not be used with any of the other annuity payment options listed in the prospectus. The Managed Annuity Program payment options are:

 .  Life Income--An election may be made for "No Period Certain" or "10 Years
   Certain". In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.
 . Joint and Full Survivor--An election may be made for "No Period Certain" or "10 Years Certain". Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

Note Carefully:
IF:
 .  You choose Life Income with No Period Certain or Joint and Full Survivor with
   No Period Certain; and
 .  The annuitant(s) dies before the due date of the second (third, fourth, etc.)
   annuity payment;
THEN:
 .  We will make only one (two, three, etc.) annuity payments.

Please note that if you annuitize using the Managed Annuity Program before the 10/th/ rider anniversary, the payments will be calculated with an annuity factor age adjustment. See "Annuity Factor Age Adjustment" below.

Minimum Annuitization Value Adjustment.  If you annuitize under the Managed
--------------------------------------
Annuity Program on any date other than a rider anniversary, the minimum annuitization value will be adjusted downward if your policy value has decreased since the last rider anniversary (or the rider date for annuitizations within the first rider year). The adjusted minimum annuitization value will equal:

 .  the policy value on the date you annuitize; plus
 .  the minimum annuitization value on the most recent rider anniversary (or the rider date for annuitizations within the first rider year); minus
 . the policy value on the most recent rider anniversary (or the rider date for annuitizations within the first rider year).

The minimum annuitization value will not be adjusted if:
 . you annuitize on a rider anniversary; or . your policy value has increased since the last rider anniversary (or the rider date for annuitizations within the first rider year).

Annuity Factor Age Adjustment.  If you annuitize using the Managed Annuity
-----------------------------
Program before the 10/th/ rider anniversary, the first payment will be calculated with an annuity factor age adjustment which subtracts up to 10 years from your age resulting in all payments being lower than if an annuity factor age adjustment was not used. See the SAI for information concerning the calculation of the initial payment. The age adjustment is as follows:

-----------------------------------------------------
   Number of Years      Age Adjustment:
      Since the         Number of Years
      Rider Date    Subtracted from Your Age
-----------------------------------------------------
         0-1                    10
-----------------------------------------------------
         1-2                     9
-----------------------------------------------------
         2-3                     8
-----------------------------------------------------
         3-4                     7
-----------------------------------------------------
         4-5                     6
-----------------------------------------------------
         5-6                     5
-----------------------------------------------------
         6-7                     4
-----------------------------------------------------
         7-8                     3
-----------------------------------------------------
         8-9                     2
-----------------------------------------------------
         9-10                    1
-----------------------------------------------------
         *10                     0
-----------------------------------------------------
* means more than

Please note that the minimum annuitization value is used solely to calculate the Managed Annuity Program annuity payments. The Managed Annuity Program does not establish or guarantee policy value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors, the level of lifetime income that it guarantees may be less than the level that would be provided by application of the policy value at otherwise applicable adjusted annuity factors. Therefore, the Managed Annuity Program should be regarded as a safety net. The costs of annuitizing under the Managed Annuity Program include the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts (which may also include an annuity factor age adjustment). These costs should be balanced against the benefits of a minimum payout level.

In addition to the annual growth rate, other benefits and fees under the rider (the rider fee, the fee waiver threshold, guaranteed payment fee, and the annuity factor age adjustment) are also guaranteed not to change after the rider is added. However, all of these benefit specifications may change if you elect to upgrade the minimum annuitization value.

Minimum Annuitization Value Upgrade. You can upgrade your minimum annuitization
-----------------------------------
value to the policy value at any time before your 95/th/ birthday.

If you upgrade:
 .  the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees; and . the new rider's specified benefits and fees may not be as advantageous as before.

It generally will not be to your advantage to upgrade unless your policy value exceeds your minimum annuitization value at that time.

Conditions of Exercise of the Managed Annuity Program. You can annuitize using
-----------------------------------------------------
the Managed Annuity Program at any time before your 95/th/ birthday. For your convenience, we will put the last date to annuitize using the Managed Annuity Program on page one of the rider.

Note Carefully:
 . If you annuitize at any time other than a rider anniversary, there may be a negative adjustment to your minimum annuitization value. See "Minimum Annuitization Value Adjustment."
 .  If you annuitize before the 10/th/ rider anniversary there will be an annuity factor age adjustment.  See "Annuity Factor Age Adjustment."
 . If you take a withdrawal during the rider year that you annuitize, your minimum annuitization value will be reduced to reflect the withdrawal and will likely be subject to a negative minimum annuitization value adjustment.

Guaranteed Minimum Stabilized Payments. Annuity payments under the Managed
--------------------------------------
Annuity Program are guaranteed to never be less than the initial payment. See the SAI for information concerning the calculation of the initial payment. The payments will also be "stabilized" or held constant during each rider year.

During the first rider year after annuitizing using the Managed Annuity Program, each stabilized payment will equal the initial payment. On each rider anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that rider year. The stabilized payment on each rider anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. See the SAI for additional information concerning stabilized payments.

Managed Annuity Program Fee. A rider fee, currently 0.35% of the minimum
---------------------------
annuitization value on the rider anniversary, is charged annually prior to annuitization. We will also charge this fee upon termination. The rider fee is deducted from each variable investment option in proportion to the amount of policy value in each subaccount.

The rider fee on any given rider anniversary will be waived if the policy value exceeds the fee waiver threshold. The fee waiver threshold currently is two times the minimum annuitization value. Transamerica may, at its discretion, change the fee waiver threshold in the future, but it will never be greater than two and one-half times the minimum annuitization value.

Guaranteed Payment Fee. A guaranteed payment fee, currently equal to an
-----------------------
effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the Managed Annuity Program.


Termination. The Managed Annuity Program will terminate upon the earliest of the
------------
following:
 .  the date we receive written notice from you requesting termination of the
   Managed Annuity Program;
 . annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum annuitization value under the Managed Annuity Program);

 .  upgrade of the minimum annuitization value (although a new rider will be issued);
 .  termination of your policy; or
   30 days after the last date to elect the benefit as shown on page 1 of the rider.

                      STATEMENT OF ADDITIONAL INFORMATION

                       PORTFOLIO SELECT VARIABLE ANNUITY

                                Issued through
                  RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT

                                  Offered by
                      TRANSAMERICA LIFE INSURANCE COMPANY


                           4333 Edgewood Road, N.E.
                         Cedar Rapids, Iowa 52499-0001[B

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Portfolio Select Variable Annuity offered by Transamerica Life Insurance Company ("Transamerica"). You may obtain a copy of the prospectus dated May 1, 2002, by calling 1-800-525-6205, or by writing to the administrative and service office, Financial Markets Division-Variable Annuity Dept., 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.


This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectus for the policy and the underlying fund portfolios.


Dated: May 1, 2002

                               TABLE OF CONTENTS


                                                                                     Page
                                                                                     ----
GLOSSARY OF TERMS.................................................................
THE POLICY--GENERAL PROVISIONS ...................................................
  Owner...........................................................................
  Entire Policy...................................................................
  Misstatement of Age or Sex......................................................
  Addition, Deletion or Substitution of Investments...............................
  Excess Interest Adjustment......................................................
  Reallocation of Annuity Units After the Annuity Commencement Date...............
  Annuity Payment Options.........................................................
  Death Benefit...................................................................
  Death of Owner..................................................................
  Assignment......................................................................
  Evidence of Survival............................................................
  Non-Participating...............................................................
  Amendments......................................................................
  Employee and Agent Purchases ...................................................
  Present Value of Future Variable Payments.......................................
  Stabilized Payments.............................................................
CERTAIN FEDERAL INCOME TAX CONSEQUENCES...........................................
  Tax Status of the Policy........................................................
  Taxation of Transamerica........................................................
INVESTMENT EXPERIENCE.............................................................
  Accumulation Units..............................................................
  Annuity Unit Value and Annuity Payment Rates....................................
MANAGED ANNUITY PROGRAM--ADDITIONAL INFORMATION...................................
BENEFICIARY EARNINGS ENHANCEMENT --ADDITIONAL INFORMATION.........................
BENEFICIARY EARNINGS ENHANCEMENT - EXTRA - ADDITIONAL INFORMATION
HISTORICAL PERFORMANCE DATA.......................................................
  Money Market Yields.............................................................
  Other Subaccount Yields.........................................................
  Total Returns...................................................................
  Other Performance Data..........................................................
  Adjusted Historical Performance Data............................................
PUBLISHED RATINGS.................................................................
STATE REGULATION OF TRANSAMERICA..................................................
ADMINISTRATION....................................................................
RECORDS AND REPORTS...............................................................
DISTRIBUTION OF THE POLICIES......................................................
VOTING RIGHTS.....................................................................
OTHER PRODUCTS....................................................................
CUSTODY OF ASSETS.................................................................
LEGAL MATTERS.....................................................................
INDEPENDENT AUDITORS..............................................................
OTHER INFORMATION.................................................................
FINANCIAL STATEMENTS..............................................................

                               GLOSSARY OF TERMS

Accumulation Unit--An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value--An amount equal to the policy value increased or decreased by any excess interest adjustments applied at the time of surrender or on the annuity commencement date.

Administrative and Service Office--Financial Markets Division, Variable Annuity Department, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Annuitant--The person during whose life any annuity payments involving life contingencies will continue.

Annuity Commencement Date--The date upon which annuity payments are to commence. The annuity commencement date may not be later than the last day of the policy month starting after the annuitant attains age 85, except as expressly allowed by Transamerica. In no event will this date be later than the last day of the policy month following the month in which the annuitant attains age 95. The annuity commencement date may be required to be earlier for qualified policies.

Annuity Payment Option--A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit--An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Application--A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Beneficiary--The person who has the right to the death benefit as set forth in the policy.


Business Day--A day when the New York Stock Exchange is open for business.

Cash Value--The adjusted policy value less any applicable surrender charge and less any rider fees (imposed upon surrender).

Code--The Internal Revenue Code of 1986, as amended.

Cumulative Free Percentage--The percentage (as applied to the policy value) which is available free of any surrender charge.

Excess Interest Adjustment ("EIA")--A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.


Excess Partial Surrender--The portion of a partial surrender (surrender) that exceeds the cumulative free percentage.

Fixed Account--One or more investment choices under the policy that are part of Transamerica's general assets and are not in the separate account.

Guaranteed Period Options--The various guaranteed interest rate periods of the fixed account which Transamerica may be offer and into which premium payments may be paid or amounts transferred.

Nonqualified Policy--A policy other than a qualified policy.

Owner--The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the information that we require to issue a policy.

Policy Value--On or before the annuity commencement date, the policy value is equal to the owner's:

 .  premium payments; minus
 .  partial surrenders (including the net effect of any applicable excess interest adjustments and/or surrender charges on such surrenders); plus . interest credited in the fixed account; plus or minus
 .  accumulated gains or losses in the separate account; minus
 .  service charges, rider fees, premium taxes, and transfer fees, if any.

Policy Year--A policy year begins on the policy date in which the policy becomes effective and on each anniversary thereof.

Premium Payment--An amount paid to Transamerica by the owner or on the owner's behalf as consideration for the benefits provided by the policy.

Qualified Policy--A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account--The Portfolio Select Variable Annuity division of the Retirement Builder Variable Annuity Account. The Retirement Builder Variable Annuity Account is a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"), to which premium payments under the policies may be allocated.


Service Charge--There is an annual service charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $30, but in no event will this charge be more than 2% of the policy value.

Subaccount--A subdivision within the separate account, the assets of which are invested in a specified portfolio of the underlying funds.

Surrender Charge--The applicable contingent deferred sales charge, assessed on certain full surrenders or partial surrenders of premium payments to cover expenses relating to the sale of the policies.


Valuation Period--The period of time from one determination of accumulation unit and annuity unit values to the next subsequent determination of values. Such determinations shall be made on each business day.

Variable Annuity Payment(s)--Payment(s) made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice--Written notice, signed by the owner, that gives Transamerica the information it requires and is received at the administrative and service office. For some transactions, Transamerica may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements Transamerica establishes for such notices.

In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the policy, which may be of interest to a prospective purchaser.


                        THE POLICY--GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an application and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with Transamerica's consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of the owner's spouse in a community or marital property state.

Unless Transamerica has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

Note carefully. If the owner predeceases the annuitant, the owner's estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless Transamerica has received written notice of the trust prior to the owner's death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy in some situations.


The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded it will take effect as of the date the owner signs the written notice, subject to any payment Transamerica has made or action Transamerica has taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.

If ownership is transferred (except to the owner's spouse) because the owner dies before the annuitant, the adjusted policy value generally must be distributed within five years of the owner's death, or if the first payment begins within one year of the owner's death, payments must be made for a period certain which does not exceed that new owner's life expectancy.


Entire Policy

The policy, any endorsements thereon, the application, and information provided in lieu thereof, constitute the entire contract between Transamerica and the owner. All statements in the application are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the application or information provided in lieu thereof.

Misstatement of Age or Sex

If the age or sex of the annuitant has been misstated, Transamerica will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by Transamerica shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by Transamerica due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant may be established at any time by the submission of proof satisfactory to Transamerica.

Addition, Deletion, or Substitution of Investments

Transamerica cannot and does not guarantee that any of the subaccounts or portfolios will always be available for premium payments, allocations, or transfers. Transamerica retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Transamerica reserves the right to eliminate the shares of any portfolio held by a subaccount and/or to substitute shares of another portfolio of the underlying funds, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in Transamerica's judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, substitutions of shares attributable to an owner's interest in a subaccount will not be made without prior notice to the owner and the prior approval of the Securities and Exchange Commission (SEC). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Transamerica, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Transamerica. Each additional subaccount will purchase shares in a underlying fund portfolio or other investment vehicle. Transamerica may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Transamerica will notify owners and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by the owner, Transamerica will reinvest the amounts invested in the eliminated subaccount in the subaccount that invests in the Putnam VT Money Market Fund (or in a similar portfolio of money market instruments) or in another subaccount, if appropriate.


In the event of any such substitution or change, Transamerica may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts. To the extent permitted by applicable law, Transamerica also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying funds, or substitute a new fund for an existing fund.

Excess Interest Adjustment

Money that you withdraw from (or apply to an annuity payment option from) a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a surrender, if interest rates Transamerica sets have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the amount paid into it, less any prior partial surrenders and transfers from that guaranteed period option, plus interest at the policy's minimum guaranteed effective annual interest rate of 3%. This is referred to as the excess interest adjustment floor.

The formula which will be used to determine the excess interest adjustment is:

                                S*(G-C)* (M/12)

S = Gross amount being withdrawn that is subject to the excess interest adjustment.
G = Guaranteed interest rate applicable to S.
C = Current Guaranteed Interest Rate then being offered on new premium payments for the next longer guaranteed period than "M". If this policy form or such a guaranteed period is no longer offered, "C" will be the U.S. Treasury rate for the next longer maturity (in whole years) than "M" on the 25th day of the previous calendar month, plus up to 2%.
M = Number of months remaining in the current guaranteed period, rounded up to the next higher whole number of months.
* = multiplication

  = exponentiation

               Example 1 (Full Surrender, rates increase by 3%):


Single premium:                                                          $50,000
---------------------------------------------------------------------------------------------------------------------------
Guarantee period:                                                        5 Years
---------------------------------------------------------------------------------------------------------------------------
Guarantee rate:                                                          5.50% per annum
---------------------------------------------------------------------------------------------------------------------------
Full surrender:                                                          middle of policy year 3
---------------------------------------------------------------------------------------------------------------------------
Policy value at middle of policy year 3                                  = 50,000* (1.055)  2.5 = 57,161.18
---------------------------------------------------------------------------------------------------------------------------
Surrender charge free amount at middle of  policy year 3                 = 57,161.18* .30 = 17,148.35
---------------------------------------------------------------------------------------------------------------------------
Excess interest adjustment free amount at middle of policy year 3        = 57,161.18 - 50,000 = 7,161.18
---------------------------------------------------------------------------------------------------------------------------
Amount subject to excess interest adjustment                             = 57,161.18 - 7,161.18 = 50,000.00
---------------------------------------------------------------------------------------------------------------------------
Excess interest adjustment floor                                         = 50,000* (1.03)  2.5 = 53,834.80
---------------------------------------------------------------------------------------------------------------------------
Excess interest adjustment
---------------------------------------------------------------------------------------------------------------------------
G  = .055
---------------------------------------------------------------------------------------------------------------------------
C  = .085
---------------------------------------------------------------------------------------------------------------------------
M = 30
---------------------------------------------------------------------------------------------------------------------------
Excess interest adjustment                                               = S* (G-C)* (M/12)
---------------------------------------------------------------------------------------------------------------------------
                                                                         = 50,000.00* (.055 - .085)* (30/12)
---------------------------------------------------------------------------------------------------------------------------
                                                                         = -3,750.00, but excess interest adjustment
                                                                         cannot cause the adjusted policy value to fall
                                                                         below the excess interest adjustment floor, so the
                                                                         adjustment is limited to 53,834.80 - 57,161.18 =
                                                                         -3,326.38
---------------------------------------------------------------------------------------------------------------------------
Adjusted policy value                                                    = policy value + excess interest adjustment
                                                                         = 57,161.18 - 3,326.38 = 53,834.80
---------------------------------------------------------------------------------------------------------------------------
 Portion of Surrender Charge - free amount which is deducted from        = Adjusted Policy Value - Premium
 earnings                                                                =53,834.80 - 50,000 = 3,834.80

---------------------------------------------------------------------------------------------------------------------------
 Portion of Surrender Charge - free amount which is deducted from        =17,148.35 - 3,834.80 = 13,313.55
 premium
---------------------------------------------------------------------------------------------------------------------------
 Surrender charge                                                        = (50,000 - 13,313.55)* .06 = 2,201.19
---------------------------------------------------------------------------------------------------------------------------
 Cash value at middle of policy year 3                                   = policy value + excess interest adjustment -
                                                                         surrender charge
---------------------------------------------------------------------------------------------------------------------------
                                                                         = 57,161.18 - 3,326.38 - 2,201.19
---------------------------------------------------------------------------------------------------------------------------
                                                                         = 51,633.61
---------------------------------------------------------------------------------------------------------------------------

               Example 2 (Full Surrender, rates decrease by 1%):



 Single premium:                                                             $50,000
---------------------------------------------------------------------------------------------------------------------------
 Guarantee period:                                                           5 Years
---------------------------------------------------------------------------------------------------------------------------
 Guarantee rate:                                                             5.50% per annum
---------------------------------------------------------------------------------------------------------------------------
 Full surrender:                                                             middle of policy year 3
---------------------------------------------------------------------------------------------------------------------------
 Policy value at middle of policy year 3                                     = 50,000* (1.055)  2.5 = 57,161.18
---------------------------------------------------------------------------------------------------------------------------
 Surrender charge free amount at middle of policy year 3                     = 57,161.18* .30 = 17,148.35
---------------------------------------------------------------------------------------------------------------------------
 Excess interest adjustment free amount at middle of policy year 3           = 57,161.18 - 50,000 = 7,161.18
---------------------------------------------------------------------------------------------------------------------------
 Amount subject to excess interest adjustment                                = 57,161.18 - 7,161.18 = 50,000.00
---------------------------------------------------------------------------------------------------------------------------
 Excess interest adjustment floor                                            = 50,000* (1.03)  2.5 = 53,834.80
---------------------------------------------------------------------------------------------------------------------------
 Excess interest adjustment
---------------------------------------------------------------------------------------------------------------------------
 G  = .055
---------------------------------------------------------------------------------------------------------------------------
 C  = .045
---------------------------------------------------------------------------------------------------------------------------
 M  = 30
---------------------------------------------------------------------------------------------------------------------------
 Excess interest adjustment                                                  = S* (G - C)* (M/12)
---------------------------------------------------------------------------------------------------------------------------
                                                                             = 50,000* (.055 - .045)* (30/12)
---------------------------------------------------------------------------------------------------------------------------
                                                                             = 1,250.00
---------------------------------------------------------------------------------------------------------------------------
 Adjusted policy value                                                       = policy value + excess interest adjustment
---------------------------------------------------------------------------------------------------------------------------
                                                                             = 57,161.18 + 1,250.00 = 58,411.18
---------------------------------------------------------------------------------------------------------------------------
 Portion of Surrender Charge - free amount which is deducted from            = Adjusted Policy Value - Premium
 earnings                                                                    = 58,411.18 - 50,000 = 8,411.18
---------------------------------------------------------------------------------------------------------------------------
 Portion of Surrender Charge - free amount which is deducted from            = 17,148.35 - 8,411.18 = 8,737.17
 premium
---------------------------------------------------------------------------------------------------------------------------
 Surrender charge                                                            = (50,000 - 8,737.17)* .06 = 2,475.77
---------------------------------------------------------------------------------------------------------------------------
 Cash value at middle of policy year 3                                       = policy value + excess interest adjustment -
                                                                             surrender charge
---------------------------------------------------------------------------------------------------------------------------
                                                                             = 57,161.18 + 1,250 - 2,475.77
---------------------------------------------------------------------------------------------------------------------------
                                                                             = 55,935.41
---------------------------------------------------------------------------------------------------------------------------



On a partial surrender, Transamerica will pay the owner the full amount of surrender requested (as long as the policy value is sufficient). Surrender charge--free surrenders will reduce the policy value by the amount withdrawn. Amounts withdrawn in excess of the surrender charge--free amount will reduce the policy value by an amount equal to:

                                   X - Y + Z


X = excess partial surrender = requested surrender less surrender charge--free amount
A = amount of partial surrender which is subject to excess interest adjustment = requested surrender - excess interest adjustment--free amount, where excess interest adjustment--free amount = cumulative interest credited at time of, but prior to, surrender.
Y = excess interest adjustment = (A)*(G-C)*(M/12) where G, C, and M are defined above, with "A" substituted for "S" in the definition of G and M.
Z = surrender charge on X minus Y.

             Example 3 (Partial Surrender, rates increase by 1%):



 Single premium:                                                          $50,000
---------------------------------------------------------------------------------------------------------------------------
 Guarantee period:                                                        5 Years
---------------------------------------------------------------------------------------------------------------------------
 Guarantee rate:                                                          5.50% per annum
---------------------------------------------------------------------------------------------------------------------------
 Partial surrender:                                                       $30,000; middle of policy year 3
---------------------------------------------------------------------------------------------------------------------------
 Policy value at middle of policy year 3                                  = 50,000* (1.055) 2.5 = 57,161.18
---------------------------------------------------------------------------------------------------------------------------
 Surrender charge free amount at middle of policy year 3                  = 57,161.18* .30 = 17,148.35
---------------------------------------------------------------------------------------------------------------------------
 Excess interest adjustment free amount at middle of policy year 3        = 57,161.18 - 50,000 = 7,161.18
---------------------------------------------------------------------------------------------------------------------------
 Excess interest adjustment / surrender charge
---------------------------------------------------------------------------------------------------------------------------
    X  = 30,000 - 17,148.35 = 12,851.65
---------------------------------------------------------------------------------------------------------------------------
    A  = 30,000 - 7,161.18 = 22,838.82
---------------------------------------------------------------------------------------------------------------------------
    G  = .055
---------------------------------------------------------------------------------------------------------------------------
    C  = .065
---------------------------------------------------------------------------------------------------------------------------
    M  = 30
---------------------------------------------------------------------------------------------------------------------------
    Y  = 22,838.82* (.055 - .065)* (30/12) = -570.97
---------------------------------------------------------------------------------------------------------------------------
 Adjusted Policy Value                                                    = 57,161.18 + (-570.97) = 56,590.21
---------------------------------------------------------------------------------------------------------------------------
 Portion of withdrawal which is deducted from earnings                    = 56,590.21 - 50,000 = 6,590.21
---------------------------------------------------------------------------------------------------------------------------
 Portion of withdrawal which is deducted from premium                     = 30,000 - 6,590.21 = 23,409.79
---------------------------------------------------------------------------------------------------------------------------
 Surrender charge - free amount from premium                              = 17,148.35 - 6,590.21 = 10,558.14
---------------------------------------------------------------------------------------------------------------------------
     Z  = (30,000 - 6,590.21 - 10,558.14)/(1.0.06) - (30,000 -
 6,590.21 - 10,558.14) = 820.32
---------------------------------------------------------------------------------------------------------------------------
 Reduction to policy value due to surrender charge--free surrender        = 17,148.35
---------------------------------------------------------------------------------------------------------------------------
 Reduction to policy value due to excess surrender                        = X - Y + Z
---------------------------------------------------------------------------------------------------------------------------
                                                                          = 12,851.65 - (-570.97) + 805.36
---------------------------------------------------------------------------------------------------------------------------
                                                                          = 14,242.94
---------------------------------------------------------------------------------------------------------------------------
 Policy value after surrender at middle of policy year 3
                                                                          = 57,161.18 - [17,148.35 + 14,242.94]
---------------------------------------------------------------------------------------------------------------------------
                                                                          = 57,161.18 - [17,148.35 + 12,851.65 -
                                                                          (-570.97) + 820.32]
---------------------------------------------------------------------------------------------------------------------------
                                                                          = 57,161.18 - [30,000 - (-570.97) + 820.32]
---------------------------------------------------------------------------------------------------------------------------
                                                                          = 57,161.18 - 31,391.29 = 25,769.89
---------------------------------------------------------------------------------------------------------------------------

             Example 4 (Partial Surrender, rates decrease by 1%):



---------------------------------------------------------------------------------------------------------------------------
 Single premium:                                                      $50,000
---------------------------------------------------------------------------------------------------------------------------
 Guarantee period:                                                    5 Years
---------------------------------------------------------------------------------------------------------------------------
 Guarantee rate:                                                      5.50% per annum
---------------------------------------------------------------------------------------------------------------------------
 Partial surrender:                                                   $30,000; middle of policy year 3
---------------------------------------------------------------------------------------------------------------------------
 Policy value at middle of policy year 3                              = 50,000* (1.055)  2.5 = 57,161.18
---------------------------------------------------------------------------------------------------------------------------
 Surrender charge free amount at middle of policy year 3              = 57,161.18* .30 = 17,148.35
---------------------------------------------------------------------------------------------------------------------------
 Excess interest adjustment free amount at middle of policy year 3    = 57,161.18 - 50,000 = 7,161.18
---------------------------------------------------------------------------------------------------------------------------
 Excess interest adjustment / surrender charge
   X  = 30,000 - 17,148.35 = 12,851.65
   A  = 30,000 - 7,161.18 = 22,838.82
   G  = .055
   C  = .045
   M  = 30
   Y  = 22,838.82* (.055 - .045)* (30/12) = 570.97
   Adjusted Policy Value                                              = 57,161.18 + 570.97 = 57,732.15
---------------------------------------------------------------------------------------------------------------------------
 Portion of withdrawal which is deducted from earnings                = 57,732.15 - 50,000 = 7,732.15
---------------------------------------------------------------------------------------------------------------------------
 Portion of withdrawal which is deducted from premium                 = 30,000 - 7,732.15 = 22,267.85
---------------------------------------------------------------------------------------------------------------------------
 Surrender charge-free amount from premium                            = 17,148.35 - 7,732.15 = 9,416.20
---------------------------------------------------------------------------------------------------------------------------
 Z = [30,000 - 7,732.15 - 9,416.20]/(1-0.06) - (30,000 - 7,732.15
 - 9,416.20) = 820.32
---------------------------------------------------------------------------------------------------------------------------
 Reduction to policy value due to surrender charge--free surrender    = 17,148.35
---------------------------------------------------------------------------------------------------------------------------
 Reduction to policy value due to excess surrender                    = X - Y + Z
---------------------------------------------------------------------------------------------------------------------------
                                                                      = 12,851.65 - 570.97 + 820.32
---------------------------------------------------------------------------------------------------------------------------
                                                                      = 13,101
---------------------------------------------------------------------------------------------------------------------------
 Policy value after surrender at middle of policy year 3              = 57,161.18 - [17,148.35 + 13,101]
---------------------------------------------------------------------------------------------------------------------------
                                                                      = 57,161.18 - [17,148.35 + 12,851.65 -
                                                                      570.97 + 820.32]
---------------------------------------------------------------------------------------------------------------------------
                                                                      = 57,161.18 - [30,000 - (570.97) + 820.32]
---------------------------------------------------------------------------------------------------------------------------
                                                                      = 57,161.18 - 30,249.35 = 26,911.83
---------------------------------------------------------------------------------------------------------------------------


Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, the owner may reallocate the value of a designated number of annuity units of a subaccount of the separate account then credited to a policy into an equal value of annuity units of one or more other subaccounts of the separate account, or the fixed account. An annuity unit is an accounting unit used in the calculation of the amount of the second and each subsequent variable annuity payment. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, Transamerica reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to Transamerica's administrative and service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

Note: Portions of the following discussion do not apply to annuity payments under the Managed Annuity Program or the Initial Payment Guarantee. See the "Stabilized Payments" section of this SAI.

During the lifetime of the annuitant and prior to the annuity commencement date, the owner may choose an annuity payment option or change the election, but written notice of any election or change of election must be received by Transamerica at its administrative and service office at least thirty (30) days prior to the annuity commencement date. If no election is made prior to the annuity commencement date, annuity payments will be made under (i) Payment Option 3, life income with level payments for 10 years certain, using the existing adjusted policy value of the fixed account, or (ii) under Payment Option 3, life income with variable payments for 10 years certain using the existing policy value of the separate account, or (iii) in a combination of (i) and (ii).


The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid guaranteed amount Transamerica has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells Transamerica in writing and Transamerica agrees.

Variable Payment Options. The dollar amount of the first variable annuity
-------------------------
payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments (other than payments under the Managed Annuity Program) the tables are based on a 5% effective annual Assumed Investment Return and the "2000 Table" using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for males, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.


Determination of the First Variable Payment. The amount of the first variable
--------------------------------------------
payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant's actual age nearest birthday, on the annuity commencement date, adjusted as follows:


        Annuity Commencement Date            Adjusted Age
        -------------------------            ------------
               Before 2010                     Actual Age
                 2010-2019                 Actual Age minus 1
                 2020-2026                 Actual Age minus 2
                 2027-2033                 Actual Age minus 3
                 2034-2040                 Actual Age minus 4
                After 2040            As determined by Transamerica



This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment. Different adjustments may be made under certain Managed Annuity Program annuity payments.


Determination of Additional Variable Payments. All variable annuity payments
----------------------------------------------
other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Adjusted Partial Surrender. The amount of your guaranteed minimum death benefit
---------------------------
is reduced due to a partial surrender called the adjusted partial surrender. The reduction amount depends on the relationship between your death benefit and policy value. The adjusted partial surrender is the sum of (1) and (2), where:
  (1) The surrender charge-free surrender amount taken; and

     (2) The amount that an excess partial surrender (the portion of a surrender that can be subject to a surrender charge) reduces the policy value times [(a) divided by (b)] where:
         (a) is the amount of the death benefit prior to the excess partial surrender; and
         (b) is the policy value prior to the excess partial surrender.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

----------------------------------------------------------------------------------------------------------------------------------
                                                          EXAMPLE 1
                                                 (Assumed Facts for Example)
----------------------------------------------------------------------------------------------------------------------------------
  $75,000  current guaranteed minimum death benefit before surrender
----------------------------------------------------------------------------------------------------------------------------------
  $50,000  current policy value before surrender
----------------------------------------------------------------------------------------------------------------------------------
  $75,000  current death benefit (larger of policy value and guaranteed minimum death benefit)
----------------------------------------------------------------------------------------------------------------------------------
        6% current surrender charge percentage
----------------------------------------------------------------------------------------------------------------------------------
  $15,000  requested surrender
----------------------------------------------------------------------------------------------------------------------------------
  $10,000  surrender charge-free amount (assumes 20% cumulative free percentage is available)
----------------------------------------------------------------------------------------------------------------------------------
  $ 5,000  excess partial surrender-- (amount subject to surrender charge)
----------------------------------------------------------------------------------------------------------------------------------
  $   100  excess interest adjustment
           (assumes interest rates have decreased since initial guarantee)
----------------------------------------------------------------------------------------------------------------------------------
  $   294  surrender charge on (excess partial surrender less excess interest adjustment) = 0.06*(5000 - 100)
----------------------------------------------------------------------------------------------------------------------------------
  $ 5,194  reduction in policy value due to excess partial surrender = 5000 - 100 + 294
----------------------------------------------------------------------------------------------------------------------------------
  $17,791  adjusted partial surrender = $10,000 + [$5,194* (75,000/50,000)]
----------------------------------------------------------------------------------------------------------------------------------
  $57,209  New guaranteed minimum death benefit (after surrender) = 75,000 - 17,791
----------------------------------------------------------------------------------------------------------------------------------
  $34,806  New policy value (after surrender) = 50,000 - 10,000 - 5,194
----------------------------------------------------------------------------------------------------------------------------------

Summary:
-------
Reduction in guaranteed minimum death benefit       = $17,791
Reduction in policy value                           = $15,194

Note, guaranteed minimum death benefit is reduced more than the policy value since the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

----------------------------------------------------------------------------------------------------------------------------------
                                                          EXAMPLE 2
                                                 (Assumed Facts for Example)
----------------------------------------------------------------------------------------------------------------------------------
  $50,000  current guaranteed minimum death benefit before surrender
----------------------------------------------------------------------------------------------------------------------------------
  $75,000  current policy value before surrender
----------------------------------------------------------------------------------------------------------------------------------
  $75,000  current death benefit (larger of policy value and guaranteed minimum death benefit)
----------------------------------------------------------------------------------------------------------------------------------
        6% current surrender charge percentage
----------------------------------------------------------------------------------------------------------------------------------
  $15,000  requested surrender
----------------------------------------------------------------------------------------------------------------------------------
  $11,250  surrender charge-free amount (assumes 20% cumulative free percentage is available)
----------------------------------------------------------------------------------------------------------------------------------
  $ 3,750  excess partial surrender-- (amount subject to surrender charge)
----------------------------------------------------------------------------------------------------------------------------------
  $  -100  excess interest adjustment
           (assumes interest rates have decreased since initial guarantee)
----------------------------------------------------------------------------------------------------------------------------------
  $   231  surrender charge on (excess partial surrender less excess interest adjustment) = 0.06*[(3750-(-100)]
----------------------------------------------------------------------------------------------------------------------------------
  $ 4,081  reduction in policy value due to excess partial surrender = 3750 -(-100) + 231 = 3750 + 100 +231
----------------------------------------------------------------------------------------------------------------------------------
  $15,331  adjusted partial surrender = $11,250 + [$4,081* (75,000/50,000)]
----------------------------------------------------------------------------------------------------------------------------------
  $34,669  New guaranteed minimum death benefit (after surrender) = 50,000 - 15,331
----------------------------------------------------------------------------------------------------------------------------------
  $59,669  New policy value (after surrender) = 75,000 - 11,250 - 4,081
----------------------------------------------------------------------------------------------------------------------------------

Summary:
-------
Reduction in guaranteed minimum death benefit       = $15,331
Reduction in policy value                           = $15,331

Note, the guaranteed minimum death benefit and policy value are reduced by the same amount since the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.

Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to Transamerica, will constitute due proof of death.

Upon receipt of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as Transamerica has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.


Distribution Requirements. If the annuitant is also an owner and dies prior to
-------------------------
the annuity commencement date, the death benefit must (1) be distributed within five years of the date of the annuitant's death, or (2) payments under an annuity payment option must begin no later than one year after the annuitant's death and must be made for the beneficiary's lifetime or for a period certain (so long as any period certain does not exceed the beneficiary's life expectancy). Death Proceeds which are not paid to or for the benefit of a natural person must be distributed within five years of the date of the annuitant's death. If the sole beneficiary is the annuitant's surviving spouse, however, such spouse may elect to continue the policy as the new annuitant and owner instead of receiving the death benefit. (See "Certain Federal Income Tax Consequences.")


Beneficiary. The beneficiary designation in the application will remain in
------------
effect until changed. The owner may change the designated beneficiary by sending written notice to Transamerica. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by Transamerica. Transamerica will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.


Death of Owner

Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See "Certain Federal Income Tax Consequences" below for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant the owner may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on Transamerica until a copy has been filed at its administrative and service office. The rights and benefits of the owner and beneficiary are subject to the rights of the assignee. Transamerica assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with Transamerica, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary's creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence of Survival

Transamerica reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until Transamerica receives such evidence.

Non-Participating

The policy will not share in Transamerica's surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by Transamerica and approved by one of Transamerica's officers. No registered representative has authority to change or waive any provision of the policy.

Transamerica reserves the right to amend the policy to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their spouse or minor children, or by an officer, director, trustee or bona-fide full-time employee of Transamerica or its affiliated companies or their spouse or minor children. In such a case, Transamerica may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs Transamerica experiences on those purchases. The credit will be reported to the Internal Revenue Service as taxable income to the employee or registered representative. Transamerica may offer certain employer sponsored savings plans, in its discretion, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which Transamerica is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.


Present Value of Future Variable Payments

The present value of future variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request, times
(b) the number of payments remaining, discounted using a rate equal to the AIR.

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments, please note that the stabilized payments remain constant throughout each year and are adjusted on your policy anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and
transfers.   On your policy anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance will be increased since more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance will be decreased since fewer variable annuity units are credited to you.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

-------------------------------------------------------------------------------------------------------
Hypothetical Changes in Annuity Units with Stabilized Payments*
-------------------------------------------------------------------------------------------------------
AIR                                   5.0%
-------------------------------------------------------------------------------------------------------
Life & Ten Years Certain
-------------------------------------------------------------------------------------------------------
Male Age 65
-------------------------------------------------------------------------------------------------------
First Variable Payment               $500
-------------------------------------------------------------------------------------------------------
                                                      Monthly                 Adjustments   Cumulative
                          Beginning     Annuity       Payment      Monthly        in         Adjusted
                           Annuity       Unit         Without     Stabilized    Annuity       Annuity
                            Units       Values     Stabilization   Payment       Units         Units
-------------------------------------------------------------------------------------------------------
At Issue:  January 1
-------------------------------------------------------------------------------------------------------
           February 1
-------------------------------------------------------------------------------------------------------
           March 1
-------------------------------------------------------------------------------------------------------
           April 1
-------------------------------------------------------------------------------------------------------
           May 1
-------------------------------------------------------------------------------------------------------
           June 1
-------------------------------------------------------------------------------------------------------
           July 1
-------------------------------------------------------------------------------------------------------
           August 1
-------------------------------------------------------------------------------------------------------
           September 1
-------------------------------------------------------------------------------------------------------
           October 1
-------------------------------------------------------------------------------------------------------
           November 1
-------------------------------------------------------------------------------------------------------
           December 1
-------------------------------------------------------------------------------------------------------
           January 1
-------------------------------------------------------------------------------------------------------
           February 1
-------------------------------------------------------------------------------------------------------


* Expenses included in the calculations are _____% Separate Account Charge and ____% portfolio expenses. If higher expenses were charged, the numbers would be lower.


                    CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Internal Revenue Code of 1986, as amended, proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Diversification Requirements. Section 817(h) of the Code provides that in order
-----------------------------
for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. ((S)) 1.817-5) apply a diversification requirement to each of the subaccounts of the separate account. The separate account, through the underlying funds and their portfolios, intends to comply with the diversification requirements of the Treasury. Transamerica has entered into agreements regarding participation in the Retirement Income Builder II that require the underlying funds and their portfolios to be operated in compliance with the Treasury regulations.

Owner Control. In certain circumstances, owners of variable annuity contracts
--------------
may be considered the owners, for Federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity policyowner's gross income. Several years ago, the IRS state in published rulings that a variable contract owner will be considered the owner of separate account assets if the policyowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of underlying assets."


The ownership rights under the contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the owner of a policy has the choice of more subaccounts in which to allocate premiums and policy values, and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in policyowners being treated as the owners of the assets of the separate account. In addition, Transamerica does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. Transamerica therefore reserves the right to modify the policies as necessary to attempt to prevent the policyowners from being considered the owners of a pro rata share of the assets of the separate account.


Distribution Requirements. The Code also requires that nonqualified policies
--------------------------
contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner's death occurs prior to the annuity commencement date, and such owner's surviving spouse is named the beneficiary, then the policy may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as the owner and any death or change of such primary annuitant shall be treated as the death of an owner. The policy contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

Withholding. The portion of any distribution under a policy that is includable
------------
in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified policies, "eligible rollover distributions" from Section 401(a) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

Qualified Policies. The qualified policy is designed for use with several types
-------------------
of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or Transamerica's Policy administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law.

For qualified plans under section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

Transamerica makes no attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Individual Retirement Annuities. In order to qualify as a traditional individual
--------------------------------
retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) the total premium payments for any calendar year on behalf of any individual may not exceed $2,000, except in the case of a rollover amount or contribution under Sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; and (vii) the entire interest of the owner is non-forfeitable. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

No part of the funds for an individual retirement account (including a Roth IRA) or annuity may be invested in a life insurance contract, but the regulations thereunder allow such funds to be invested in an annuity policy that provides a death benefit that equals the greater of the premiums paid or the cash value for the contract. The policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the policy as an IRA. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the policy, comports with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section
------------------------------------------------
408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $2,000. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature surrender penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public
--------------------
school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code,
Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

Corporate Pension and Profit Sharing Plans and H.R. 10 Plans. Sections 401(a)
-------------------------------------------------------------
and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in an pension or profit sharing plan. Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually
----------------------------
providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Non-natural Persons. Pursuant to Section 72(u) of the Code, an annuity contract
--------------------
held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the cash value as of the close of the taxable year and all previous distributions under the policy over (ii) the sum of the premium payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the policy. For these purposes, the policy value at year end may have to be increased by any positive excess interest adjustment which could result from a full surrender at such time. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments and the owner should contact a competent tax adviser with respect to the potential tax consequences of an excess interest adjustment. Notwithstanding the preceding sentences in that paragraph, Section 72(u) of the Code does not apply to (i) a policy where the nominal owner is not a natural person but the beneficial owner of which is a natural person, (ii) a policy acquired by the estate of a decedent by reason of such decedent's death, (iii) a qualified policy (other than one qualifying under Section 457) or (iv) a single-payment annuity where the Commencement Date is no later than one year from the date of the single premium payment; such policies are taxed as described above under the heading "Taxation of Annuities."

Taxation of Transamerica

Transamerica at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of Transamerica and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Transamerica does not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by Transamerica with respect to the separate account, Transamerica may make a charge to the separate account.

                             INVESTMENT EXPERIENCE

A "Net Investment Factor" is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying funds less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

Upon allocation to the selected subaccount of the separate account, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the application is completed, whichever is later. The value of an accumulation unit was arbitrarily established at $1.000000 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

An index (the "Net Investment Factor") which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The Net Investment Factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same from one valuation period to the next. The owner bears this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The Net Investment Factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:
  (a)is the net result of:
     (1) the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus
     (2) the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus
     (3) a per share credit or charge for any taxes determined by Transamerica to have resulted from the investment operations of the subaccount;
  (b) the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and
  (c) is an amount representing the separate account charge and any optional benefit fees, if applicable.

             Illustration of Accumulation Unit Value Calculations
      Formula and Illustration for Determining the Net Investment Factor

       (Assume the Enhanced Death Benefit is in effect and no optional riders or benefits are elected.)


Investment Experience Factor = (A + B - C) - E
                               -----------
                                    D

     Where: A = The Net Asset Value of an underlying fund share as of the end of the current valuation period.
                Assume....................................................................................................A = $11.57

            B = The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
                Assume.........................................................................................................B = 0
            C = The per share charge or credit for any taxes reserved for at the end of the current valuation period.
                Assume.........................................................................................................C = 0
            D = The Net Asset Value of an underlying fund share at the end of the immediately preceding valuation period.
                Assume.................................................................................................  .D = $11.40
            E = The daily deduction for mortality and expense risk fee and administrative charges, which (on these assumptions)
                totals 1.50% on an annual basis.
                On a daily basis ..................................................................................... = .0000407916


Then, the Investment Experience Factor = (11.57+ 0 - 0) - .0000407916 = Z = 1.0148714891
                                         --------------
                                             11.40

        Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

     Where: A = The accumulation unit value for the immediately preceding valuation period.
                Assume................................................................................................. = $X
            B = The Net Investment Factor for the current valuation period.
                Assume................................................................................................. =  Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value and Annuity Payment Rates


The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the annual assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1.00 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:


  (a) is the variable annuity unit value for that subaccount on the immediately preceding business day;
  (b) is the net investment factor for that subaccount for the valuation period; and
  (c) is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual Assumed Investment Return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

  (i) is the result of:

        (1) the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus
        (2) the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus
        (3) a per share charge or credit for any taxes reserved for, which Transamerica determines to have resulted from the investment operations of the subaccount.
  (ii) is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.

  (iii) is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% (for the Return of Premium Death Benefit), 1.40% (for the Annual Step-Up Death Benefit), or 1.50% (for the Enhanced Death Benefit) of the daily net asset value of a fund share held in that subaccount. (For calculating annuity payments, the factor is 1.25% for all death benefits, but 2.50% for Managed Annuity Program payments).


The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The policy also contains a table for determining the adjusted age of the annuitant.

              Illustration of Calculations for Annuity Unit Value
                         and Variable Annuity Payments

          Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = A * B * C


     Where: A = Annuity unit value for the immediately preceding valuation period.
                Assume.........................................................................................= $X

            B = Investment Experience Factor for the valuation period for which the annuity unit value is being calculated.*
                Assume.........................................................................................=  Y
            C = A factor to neutralize the annual assumed investment return of 5% built into the Annuity Tables used.
                Assume.........................................................................................=  Z


Then, the annuity unit value is: $X * Y * Z = $Q

* For Managed Annuity Program annuity payments, this will reflect not only the 1.25% mortality and expense risk fee and administrative charge, but also the 1.25% guaranteed payment fee.


               Formula and Illustration for Determining Amount of
                     First Monthly Variable Annuity Payment


First Monthly Variable Annuity Payment = A * B
                                         ------
                                         $1,000

     Where: A =  The policy value as of the annuity commencement date.
                 Assume........................................................................................= $X

            B =  The Annuity purchase rate per $1,000 based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
                 Assume........................................................................................= $Y

Then, the first Monthly Variable Annuity Payment =    $X * $Y = $Z
                                                     --------
                                                       1,000

     Formula and Illustration for Determining the Number of Annuity Units
             Represented by Each Monthly Variable Annuity Payment

Number of annuity units = A
                          -
                          B

     Where: A = The dollar amount of the first monthly Variable Annuity Payment.
                Assume......................................................................................= $X

            B = The annuity unit value for the Valuation Date on which the first monthly payment is due.
                Assume......................................................................................= $Y

Then, the number of annuity units = $X = Z
                                    --
                                    $Y

               MANAGED ANNUITY PROGRAM -- ADDITIONAL INFORMATION

The amounts shown below are hypothetical guaranteed minimum monthly payment amounts under the "Managed Annuity Program" for a $100,000 premium when annuity payments do not begin until the policy anniversary indicated in the left-hand column. These figures assume the following:

 .  there were no subsequent premium payments or surrenders;
 .  there were no premium taxes;
 .  the $100,000 premium is subject to the Managed Annuity Program;
 .  the annuitant is (or both annuitants are) 60 years old when the rider is issued;
 .  the annual growth rate is 6.0% (once established an annual growth rate will not change during the life of the Managed Annuity Program); and . there was no upgrade of the minimum income base.

Six different annuity payment options are illustrated: a male annuitant, a female annuitant and a joint and survivor annuity, each on a Life Only and a Life with 10 Year Certain basis. The figures below, which are the amount of the first monthly payment, are based on an assumed investment return of 3%. Subsequent payments will never be less than the amount of the first payment (although subsequent payments are calculated using a 5% assumed investment return).


Life Only = Life Annuity with No Period Certain       Life 10 = Life Annuity with 10 Years Certain

------------------------------------------------------------------------------------------------------
Rider Anniversary at                      Male                  Female         Joint & Survivor
Exercise Date
------------------------------------------------------------------------------------------------------
                                   Life Only    Life 10     Life Only    Life 10  Life Only    Life 10
------------------------------------------------------------------------------------------------------
           10 (age 70)                $1,112     $1,049        $1,035     $  999     $  876     $  872
------------------------------------------------------------------------------------------------------
               15                      2,212      1,824         2,075      1,788      1,336      1,349
------------------------------------------------------------------------------------------------------
           20 (age 80)                 3,759      2,707         3,605      2,694      2,200      2,117
------------------------------------------------------------------------------------------------------


This hypothetical illustration should not be deemed representative of past or future performance of any underlying variable investment option.

Surrenders will affect the minimum income base as follows: Each policy year, surrenders up to the limit of the total free amount (the minimum income base on the last policy anniversary multiplied by the annual growth rate) reduce the minimum income base on a dollar-for-dollar basis. Surrenders over this free amount will reduce the minimum income base on a pro rata basis by an amount equal to the minimum income base immediately prior to the excess surrender multiplied by the percentage reduction in the policy value resulting from the excess surrender. The free amount will always be a relatively small fraction of the minimum income base.

Examples of the effect of surrenders on the minimum income base are as follows:


--------------------------------------------------------------------------------------------------------------------------
                                                        EXAMPLE 1
--------------------------------------------------------------------------------------------------------------------------
                                                       Assumptions
--------------------------------------------------------------------------------------------------------------------------
 .  minimum income base on last policy anniversary:                    $10,000
--------------------------------------------------------------------------------------------------------------------------
 .   minimum income base at time of distribution:                      $ 10,500
--------------------------------------------------------------------------------------------------------------------------
 .  policy value at time of distribution:                              $15,000
--------------------------------------------------------------------------------------------------------------------------
 .  distribution amount:                                               $500
--------------------------------------------------------------------------------------------------------------------------
 .  prior distribution in current policy year:                         None
--------------------------------------------------------------------------------------------------------------------------
                                                       Calculations
--------------------------------------------------------------------------------------------------------------------------
 .  maximum annual free amount:                                        $10,000 x 6% = $600
--------------------------------------------------------------------------------------------------------------------------
 .  policy value after distribution:                                   $15,000 - $500 = $14,500
--------------------------------------------------------------------------------------------------------------------------
 .  minimum income base after distribution (since the distribution     $10,500 - $500 = $10,000
   amount was less than the maximum annual adjustment free amount):
--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------
                                                        EXAMPLE 2
--------------------------------------------------------------------------------------------------------------------------
                                                       Assumptions
--------------------------------------------------------------------------------------------------------------------------
 .  minimum income base on last policy anniversary:                    $10,000
--------------------------------------------------------------------------------------------------------------------------
 .  minimum income base at time of distribution:                       $10,500
--------------------------------------------------------------------------------------------------------------------------
 .  policy value at time of distribution:                              $15,000
--------------------------------------------------------------------------------------------------------------------------
 .  distribution amount:                                               $1,500
--------------------------------------------------------------------------------------------------------------------------
 .  prior distribution in current policy year:                         $1,000
--------------------------------------------------------------------------------------------------------------------------
                                                        Calculations
--------------------------------------------------------------------------------------------------------------------------
 .  maximum annual free amount:                                        $0.0
--------------------------------------------------------------------------------------------------------------------------
  (prior distributions have exceeded the current year free amount of $600 [$10,000 x 6% = $600])
--------------------------------------------------------------------------------------------------------------------------
 .  policy value after distribution:                                   $15,000 - $1,500 = $13,500
--------------------------------------------------------------------------------------------------------------------------
  (since the policy value is reduced 10% ($1,500/$15,000), the minimum income base is also reduced 10%)
--------------------------------------------------------------------------------------------------------------------------
 .  minimum income base after distribution:                            $10,500 - (10% x $10,500) = $9,450
--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------
                                                        EXAMPLE 3
--------------------------------------------------------------------------------------------------------------------------
                                                       Assumptions
--------------------------------------------------------------------------------------------------------------------------
 .  minimum income base at time of distribution:                       $10,500
--------------------------------------------------------------------------------------------------------------------------
 .  policy value at time of distribution:                              $7,500
--------------------------------------------------------------------------------------------------------------------------
 .  distribution amount:                                               $1,500
--------------------------------------------------------------------------------------------------------------------------
 .  prior distribution in current policy year:                         $1,000
--------------------------------------------------------------------------------------------------------------------------
                                                       Calculations
--------------------------------------------------------------------------------------------------------------------------
 .  maximum annual free amount:                                        $0.0
--------------------------------------------------------------------------------------------------------------------------
  (prior distributions have exceeded the current year free amount of $600 [$10,000 x 6% = $600])
--------------------------------------------------------------------------------------------------------------------------
 .  policy value after distribution:                                   $7,500 - $1,500 = $6,000
--------------------------------------------------------------------------------------------------------------------------
  (since the policy value is reduced 20% ($1,500/$7,500), the minimum income base is also reduced 20%)
--------------------------------------------------------------------------------------------------------------------------
 .  minimum income base after distribution:                            $10,500 - (20% x $10,500) = $8,400
--------------------------------------------------------------------------------------------------------------------------

The amount of the first payment provided by the Managed Annuity Program will be determined by multiplying each $1,000 of minimum income base by the applicable annuity factor shown on Schedule I of the Managed Annuity Program. The applicable annuity factor depends upon the annuitant's (and joint annuitant's, if any) sex (or without regard to gender if required by law), age, any annuity factor age adjustment, and the Managed Annuity Program payment option selected and is based on a guaranteed interest rate of 3% and the "2000 Table" using an asumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for males, 50% of G for females). Subsequent payments will be calculated as described in the Managed Annuity Program using a 5% assumed investment return. Subsequent payments may fluctuate annually in accordance with the investment performance of the annuity subaccounts. However, subsequent payments are guaranteed to never be less than the initial payment.


The stabilized payment on each subsequent policy anniversary after annuitization using the rider will equal the greater of the initial payment or the payment supportable by the annuity units in the selected subaccounts. The supportable payment is equal to the number of variable annuity units in the selected subaccounts multiplied by the variable annuity unit values in those subaccounts on the date the payment is made. The variable annuity unit values used to calculate the supportable payment will assume a 5% assumed investment return. If the supportable payment at any payment date during a policy year is greater than the stabilized payment for that policy year, the excess will be used to purchase additional annuity units. Conversely, if the supportable payment at any payment date during a policy year is less than the stabilized payment for that policy year, there will be a reduction in the number of annuity units credited to the policy to fund the deficiency. In the case of a reduction, you will not participate as fully in the future investment performance of the subaccounts you selected since fewer annuity units are credited to your policy. Purchases and reductions will be allocated to each subaccount on a proportionate basis.

Transamerica bears the risk that it will need to make payments if all annuity units have been used in an attempt to maintain the stabilized payment at the initial payment level. In such an event, Transamerica will make all future payments equal to the initial payment. Once all the annuity units have been used, the amount of your payment will not increase or decrease and will not depend upon the performance of any subaccounts. To compensate Transamerica for this risk, a guaranteed payment fee will be deducted.


           BENEFICIARY EARNINGS ENHANCEMENT -- ADDITIONAL INFORMATION

The following examples illustrate the Beneficiary Earnings Enhancement additional death benefit payable by this rider as well as the effect of a partial surrender on the additional death benefit amount.


                                   Example 1

---------------------------------------------------------------------------------------------------------------------
Policy Value on the Rider Date:                                                                              $100,000
---------------------------------------------------------------------------------------------------------------------
Premiums paid after the Rider Date before Surrender:                                                         $ 25,000
---------------------------------------------------------------------------------------------------------------------
Gross Partial Surrenders after the Rider Date:                                                               $ 30,000
---------------------------------------------------------------------------------------------------------------------
Death Benefit on date of surrender                                                                           $150,000
---------------------------------------------------------------------------------------------------------------------
Rider Earnings on Date of Surrender (Death Benefit - Policy Value on Rider Date  - Premiums paid             $ 25,000
 after Rider Date = $150,000 - $100,000 - $25,000):
---------------------------------------------------------------------------------------------------------------------
Amount of Surrender that exceeds Rider Earnings ($30,000 - $25,000):                                         $  5,000
---------------------------------------------------------------------------------------------------------------------
Base Policy Death Benefit on the date of Death Benefit Calculation:                                          $200,000
---------------------------------------------------------------------------------------------------------------------
Rider Earnings (= Death Benefit - policy value on Rider Date - Premiums since Rider Date +                   $ 80,000
 Surrenders since Rider Date that exceeded Rider Earnings at time of Surrender =
$200,000 - $100,000 - $25,000 + $5,000):
---------------------------------------------------------------------------------------------------------------------
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%*                   $ 32,000
 $80,000):
---------------------------------------------------------------------------------------------------------------------
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):                  $232,000
---------------------------------------------------------------------------------------------------------------------

                                                      Example 2
---------------------------------------------------------------------------------------------------------------------
Policy Value on the Rider Date:                                                                              $100,000
---------------------------------------------------------------------------------------------------------------------
Premiums paid after the Rider Date before Surrender:                                                         $      0
---------------------------------------------------------------------------------------------------------------------
Gross Partial Surrenders after the Rider Date:                                                               $      0
---------------------------------------------------------------------------------------------------------------------
Base Policy Death Benefit on the date of Death Benefit Calculation:                                          $ 75,000
---------------------------------------------------------------------------------------------------------------------
Rider Earnings (= Death Benefit - policy value on Rider Date - Premiums since Rider Date +                   $      0
 Surrenders since Rider Date that exceeded Rider Earnings at time of Surrender =
$75,000 - $100,000 - $0 + $0):
---------------------------------------------------------------------------------------------------------------------
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $0):              $      0
---------------------------------------------------------------------------------------------------------------------
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):                  $ 75,000
---------------------------------------------------------------------------------------------------------------------


       BENEFICIARY EARNINGS ENHANCEMENT - EXTRA -- ADDITIONAL INFORMATION
       ------------------------------------------------------------------

Assume the Beneficiary Earnings Enhancement- Extra is added to a new contract opened with $100,000 initial premium. The client is less than age 70 on the Rider Date. The client chose the 75% Initial Death Benefit Option with a Rider Fee of 0.60%. On the first and second Rider Anniversaries, the Policy Value is $110,000 and $95,000 respectively when the Rider Fees are deducted. The client adds $25,000 premium in the 3rd Rider Year when the Death Proceeds are equal to $115,000 and then takes a withdrawal of $35,000 during the 4th Rider Year when the Death Proceeds are equal to $145,000. After 5 years, the Death Proceeds have grown to $130,000.

                                    EXAMPLE


---------------------------------------------------------------------------------------------------------------------
Death Proceeds on Rider Date (equals initial policy value since new policy)                                  $100,000
---------------------------------------------------------------------------------------------------------------------
Additional Death Benefit during first Rider Year                                                             $      0
---------------------------------------------------------------------------------------------------------------------
Rider Fee on first Rider Anniversary (= Rider Fee * Policy Value = 0.60% * $110,000)                         $    660
---------------------------------------------------------------------------------------------------------------------
Additional Death Benefit during 2/nd/ Rider Year (= sum of total Rider Fees paid)                            $    660
---------------------------------------------------------------------------------------------------------------------
Rider Fee on second Rider Anniversary (= Rider Fee * Policy Value = 0.60% * $95,000)                         $    570
---------------------------------------------------------------------------------------------------------------------
Additional Death Benefit during 3/rd/ Rider Year (= sum of total Rider Fees paid = $660 + $570)              $  1,230
---------------------------------------------------------------------------------------------------------------------

Future Growth prior to premium payment in 3/rd/ year (= Current Death Proceeds - Death Proceeds on           $ 15,000
 Rider Date - Premiums paid after Rider Date + Withdrawal amounts that exceeded Future Growth prior to withdrawal = $115,000 - $100,000 - $0 + $0)
---------------------------------------------------------------------------------------------------------------------
Percentage of  Initial Death Proceeds remaining (= Initial Death Benefit Option * Death Proceeds             $ 75,000
 on Rider Date - withdrawal amounts that exceeded Future Growth prior to withdrawal = 75% * $100,000 - $0)
---------------------------------------------------------------------------------------------------------------------
Rider Benefit Base (= Future Growth + Percentage of Initial Death Proceeds remaining = $15,000 + $75,000)    $ 90,000
---------------------------------------------------------------------------------------------------------------------
Future Growth after premium payment (= $140,000 (increased by premium) -$100,000 - $25,000 + $0)             $ 15,000
---------------------------------------------------------------------------------------------------------------------
Percentage of Initial Death Proceeds remaining (=75% * $100,000 - $0)                                        $ 75,000
---------------------------------------------------------------------------------------------------------------------
Rider Benefit Base (=$15,000 + $75,000)                                                                      $ 90,000
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Future Growth prior to withdrawal in 4/th/ Rider Year (= $145,000 -  $100,000 - $25,000 + $0)                $ 20,000
---------------------------------------------------------------------------------------------------------------------
Amount of Withdrawal that exceeds Future Growth prior to withdrawal (= maximum of 0 and $35,000 - $20,000)   $ 15,000
---------------------------------------------------------------------------------------------------------------------
Future Growth just after withdrawal in 4/th/ Rider Year (= $110,000 (reduced by withdrawal ignoring          $      0
 any potential adjustments on a variable contract) -  $100,000 - $25,000 + $15,000)
---------------------------------------------------------------------------------------------------------------------
Percentage of Initial Death Proceeds remaining after withdrawal (= 75% * $100,000 - $15,000)                 $ 60,000
---------------------------------------------------------------------------------------------------------------------
Rider Benefit Base (= $0 + $60,000)                                                                          $ 60,000
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Future Growth after 5 Years (=$130,000 -  $100,000 - $25,000 + $15,000)                                      $ 20,000
---------------------------------------------------------------------------------------------------------------------
Percentage of Initial Death Proceeds remaining (= 75% * $100,000 - $15,000)                                  $ 60,000
---------------------------------------------------------------------------------------------------------------------
Rider Benefit Base (= $20,000 + $60,000)                                                                     $ 80,000
---------------------------------------------------------------------------------------------------------------------
Additional Death Benefit = Rider Benefit Percentage * Rider Benefit Base = 40% *  $80,000                    $ 32,000
---------------------------------------------------------------------------------------------------------------------
Total Death Proceeds (= base policy Death Proceeds + Additional Death Benefit Amount = $130,000 + $32,000)   $162,000
---------------------------------------------------------------------------------------------------------------------


                          HISTORICAL PERFORMANCE DATA

Money Market Yields

Transamerica may from time to time disclose the current annualized yield of the Putnam VT Money Market Fund subaccount for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges; and (ii) the mortality and expense risk fee. Current Yield will be calculated according to the following formula:

                   Current Yield = ((NCS * ES)/UV) * (365/7)


Where:
NCS    = The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES     = Per unit expenses of the subaccount for the 7-day period.
UV     = The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the Putnam VT Money Market Fund subaccount will be lower than the yield for the Putnam VT Money Market Fund portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 6% to 0% of the amount of premium payments withdrawn based on the number of years since the premium payment was made. However, surrender charges will not be assessed after the tenth policy year.

Transamerica may also disclose the effective yield of the Putnam VT Money Market Fund subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:


              Effective Yield = (1 + ((NCS - ES)/UV))/365/7/ - 1

Where:
NCS    = The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES     = Per unit expenses of the subaccount for the 7-day period.
UV     = The unit value on the first day of the 7-day period.

The yield on amounts held in the Putnam VT Money Market Fund subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Putnam VT Money Market Fund subaccount actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Putnam VT Money Market Fund portfolio, the types and quality of portfolio securities held by the Putnam VT Money Market portfolio and its operating expenses. For the seven days ended December 31, 2001, the yield of the Putnam VT Money Market subaccount was %, and the effect yield was % for the Return of Premium Death Benefit. For the seven days ended December 31, 2001, the yield of the Putnam VT Money Market subaccount was %, and the effective yield was % for the Annual Step-Up Death Benefit.


Other Subaccount Yields

Transamerica may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts of the separate account (except the Putnam VT Money Market subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the subaccount include (i) the administrative charge and (ii) the mortality and expense risk fee. The 30-day yield is calculated according to the following formula:

                Yield = 2 * ((((NI - ES)/(U * UV)) + 1)/6/ -1)

Where:
NI = Net investment income of the subaccount for the 30-day period attributable to the subaccount's unit.

ES = Expenses of the subaccount for the 30-day period.

U  = The average number of units outstanding.

UV = The unit value at the close (highest) of the last day in the 30-day period.

Because of the charges and deductions imposed by the separate account, the yield for a subaccount of the separate account will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 6% to 0% of the amount of premium payments withdrawn based on the number of years since the premium payment was made. However, surrender charges will not be assessed after the tenth policy year.

The yield on amounts held in the subaccounts of the separate account normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of its investments and its operating expenses.

Total Returns

Transamerica may from time to time also advertise or disclose total returns for one or more of the subaccounts of the separate account for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which Transamerica calculates on each business day based on the performance of the subaccount's underlying portfolio, and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

                              P (1 + T)/N/ = ERV

Where:

T    = The average annual total return net of subaccount recurring charges.

ERV = The ending redeemable value of the hypothetical account at the end of the period.

P    = A hypothetical initial payment of $1,000.

N    = The number of years in the period.

Other Performance Data

Transamerica may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

Transamerica may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the surrender charge percentage will be 0%.

                               CTR = (ERV/P) -1

Where:

CTR = The cumulative total return net of subaccount recurring charges for the period.
ERV = The ending redeemable value of the hypothetical investment at the end of the period.
P   =  A hypothetical initial payment of $1,000.

All non-standardized performance data will only be advertised if the standardized performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date the separate account commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

                               PUBLISHED RATINGS

Transamerica may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Fitch Financial Ratings The purpose of the ratings is to reflect the financial strength of Transamerica and they should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms.

                       STATE REGULATION OF TRANSAMERICA

Transamerica is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of Transamerica for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine Transamerica's contract liabilities and reserves so that the Division may determine the items are correct. Transamerica's books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, Transamerica is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                                ADMINISTRATION

Transamerica performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.



                              RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by Transamerica. As presently required by the 1940 Act and regulations promulgated thereunder, Transamerica will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners may also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments Transamerica sends to you) you may only receive quarterly confirmations.

                         DISTRIBUTION OF THE POLICIES

The policies are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the policies is continuous and Transamerica does not anticipate discontinuing the offering of the policies, however, Transamerica reserves the right to do so.

AFSG Securities Corporation, an affiliate of Transamerica, is the principal underwriter of the policies and may enter into agreements with broker-dealers for the distribution of the policies. During 2001, 2000, and 1999, the amount paid to AFSG Securities Corporation, AEGON USA Securities, Inc. and /or the broker-dealers for the services related to Portfolio Select Variable Annuity
policies was $       , $10,464,203.33, and $11,221,687.00, respectively.  Prior to April 30, 1998, AEGON USA Securities, Inc. (also an affiliate of Transamerica) was the principal underwriter. No fees had been paid to any broker-dealers for their services prior to 1998.



                                 VOTING RIGHTS

To the extent required by law, Transamerica will vote the underlying funds' shares held by the separate account at regular and special shareholder meetings of the underlying funds in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying funds hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Transamerica determines that it is permitted to vote the underlying funds shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund for determining shareholders eligible to vote at the meeting of the underlying fund. Transamerica will solicit voting instructions by sending you, or other persons entitled to vote, written requests for instructions prior to that meeting in accordance with procedures established by the underlying fund. Portfolio shares as to which no timely instructions are received and shares held by Transamerica in which you, or other persons entitled to vote, have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

                                OTHER PRODUCTS

Transamerica makes other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.

                               CUSTODY OF ASSETS

Transamerica holds assets of each of the subaccounts of the separate account. The assets of each of the subaccounts of the separate account are segregated and held separate and apart from the assets of the other subaccounts and from Transamerica's general account assets. Transamerica maintains records of all purchases and redemptions of shares of the underlying funds held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by Transamerica's fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of Transamerica.

                                 LEGAL MATTERS


Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice to Transamerica relating to certain matters under the federal securities laws applicable to the issue and sale of the policies.

                             INDEPENDENT AUDITORS

The statutory-basis financial statements and schedules of Transamerica Life Insurance Company as of December 31, 2001 and 2000, and for each of the three years in the period ended December 31, 2001, and the financial statements of certain subaccounts of the Retirement Builder Variable Annuity Account which are available for investment by the Portfolio Select Variable Annuity contractowners as of December 31, 2001, and for each of the two years in the period then ended December 31, 2001, included in this SAI have been audited by Ernst & Young LLP, Independent Auditors, Suite 3400, 801 Grand Avenue, Des Moines, Iowa 50309.


                               OTHER INFORMATION

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

                             FINANCIAL STATEMENTS

The values of the interest of owners in the separate account will be affected solely by the investment results of the selected subaccount(s). The financial statements of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of Transamerica to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

PART C    OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a)  Financial Statements

          All required financial statements are included in Part B of this Registration Statement.

     (b)  Exhibits:

          (1) (a) Resolution of the Board of Directors of PFL Life Insurance Company authorizing establishment of the Mutual Fund Account. Note 1.

          (2)       Not Applicable.

          (3) (a) Principal Distribution Agreement by and between PFL Life Insurance Company on its own behalf and on the behalf of the Mutual Fund Account, and AEGON USA Securities, Inc. Note 2.

               (a)(1) Principal Underwriting Agreement by and between PFL Life
                      Insurance Company on its own behalf and on behalf of the Mutual Fund Account, and AFSG Securities Corporation.
                      Note 5.

               (a)(2) Termination of Principal Distribution Agreement by and
                      between PFL Life Insurance Company on its own behalf and on the behalf of the Mutual Fund Account, and AEGON USA Securities Inc. Note 6

               (b) Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer.
                    Note 5.

          (4) (a) Form of Policy for the Retirement Income Builder Variable Annuity. Note 2

               (b) Form of Policy Endorsements for the Retirement Income Builder Variable Annuity. Note 6. (Allocation of Premium Payments)

               (c) Form of Policy Endorsement for the Retirement Income Builder Variable Annuity. (GMIB) Note 7.

               (d) Form of Policy Endorsement for the Retirement Income Builder Variable Annuity (403(b)) Note 7.

               (e) Form of Policy Endorsement for the Retirement Income Builder Variable Annuity (Additional Death Distribution). Note
                    11


          (4)  (f)  Form of Policy for Portfolio Select Variable Annuity.  Note
                    15

          (4) (g) Form of Policy Endorsement for Portfolio Select Variable Annuity (Initial Payment Guarantee). Note 12

          (4) (h) Form of Policy Endorsement for Portfolio Select Variable Annuity (Managed Annuity Program). Note 13

          (4) (i) Form of Policy Endorsement for Portfolio Select Variable Annuity (Beneficiary Earnings Enhancement - Extra). Note 15

          (4) (j) Form of Policy Endorsement for Portfolio Select Variable Annuity (Liquidity Rider). Note 15


          (5) (a) Form of Application for the Retirement Income Builder Variable Annuity. Note 3

               (b) Form of Application for the First Union "Flexible Premium Individual Deferred" Variable Annuity. Note 5.

         (5)(b)(1) Amended form of Application for the First Union "Flexible Premium Individual Deferred" Variable Annuity. Note 9.


         (5)(b)(2)  Form of Application for Portfolio Select Variable Annuity.
                    Note 15


               (c) Form of Application for the Retirement Income Builder Variable Annuity. Note 5.

         (5)(c)(1) Amended form of Application for the Retirement Income Builder Variable Annuity. Note 9.

               (d) Form of Application for the Multi-Manager Retirement Income Builder "Flexible Premium Individual Deferred Variable Annuity." Note 6.

         (5)(d)(1) Amended form of Application for the Multi-Manager Retirement Income Builder "Flexible Premium Individual Deferred Variable Annuity." Note 9.

         (5)(d)(2) Amended form of Application for the Retirement Income Builder II. Note 11.

          (6)  (a)  Articles of Incorporation of PFL Life Insurance Company.
                    Note 1.

               (b)  ByLaws of PFL Life Insurance Company.  Note 1.

          (7)       Not Applicable.

          (8) (a) Participation Agreement by and between PFL Life Insurance Company and Fidelity Distributors Corporation and Addendum thereto. Note 2

          (8)  (a)(1) Participation Agreement between Variable Insurance
                      Products Fund III, Fidelity Distributors Corporation (Underwriter), and PFL Life Insurance Company (Depositor).
                      Note 3

          (8)  (a)(2) Addendum to Participation Agreement between Variable
                      Insurance Product Funds, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 5.

          (8)  (a)(3) Addendums to Participation Agreements between PFL Life
                      Insurance Company, Fidelity Distributors and Variable Insurance Products Funds, Variable Insurance Products Funds II, and Variable Insurance Products Funds III. Note 8.

            (8)(a)(4) Amended Schedule A to Participation Agreements between PFL
                      Life Insurance Company, Fidelty Distributors and Variable Insurance Products Funds, Variable Insurance Products Funds II, Variable Insurance Products Funds III. Note 9.


          (8)  (b)    Participation Agreement by and among AIM Variable
                      Insurance Funds, Inc., PFL Life Insurance Company, and
                      AFSG Securities Corporation. Note 6

          (8)  (b)(1) Amendment No.1 to Participation Agreement by and among AIM
                      Variable Insurance Funds, Inc., PFL Life Insurance Company, AFSG Securities Corporation. Note 6.

           (8)(b)(2) Amendment No. 4 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., PFL Life Insurance Company, AFSG Securities Corporation. Note 9.

          (8)  (c)    Form of Participation Agreement by and between PFL Life
                      Insurance Company and Evergreen Variable Trust. Note 5


          (c)(1) Addendum to Participation Agreement between PFL Life Insurance Company and Evergreen Variable Trust. Note 8.

          (8)  (c)(2) Addendum No. 2 to Participation Agreement between PFL Life
                      Insurance Company and Evergreen Variable Trust. Note
                      9.

               (c)(3) Addendum No. 3 to Participation Agreement between PFL Life
                      Insurance Company and Evergreen Variable Trust. Note 11

          (8)  (d)    Amended Exhibit A and Exhibit B to Participation Agreement
                      by and between PFL Life Insurance Company, Federated
                      Insurance Series and Federated Securities Corp. Note 5

           (8)(d)(1) Second Amendment Exhibit A and Exhibit B to Participation Agreement by and between PFL Life Insurance Company, Federated Insurance Series and Federated Securities Corp.
                      Note 9.

          (8)  (e)    Participation Agreement among MFS Variable Insurance
                      Trust, PFL Life Insurance Company and Massachusetts
                      Financial Services Company. Note 4

          (8)  (e)(1) Addendum to Participation Agreement, dated as of November
                      24, 1997 by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company, and PFL Life Insurance Company. Note 6.


          (8)  (e)(2) Partial Termination of Participation Agreement among MFS
                      Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 8.


          (8)  (f)    Participation Agreement among Oppenheimer Variable Account
                      Funds, Oppenheimer Funds, Inc. and PFL Life Insurance
                      Company. Note 4

          (8)  (f)(1) Amendment to Participation Agreement, dated as of December
                      15, 1997 by and among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., and PFL Life Insurance Company.
                      Note 6.

          (8)  (g)    Participation Agreement by and between Putnam Variable
                      Trust, Putnam Mutual Funds Corp. and PFL Life Insurance
                      Company. Note 6

           (8)(g)(1) Amended Schedule A to Participation Agreement by and between Putman Variable Trust, Putman Mutual Funds Corp. and PFL Life Insurance Company. Note 9.

          (8)  (h)    Amendment to Participation Agreement, dated as of April
                      15, 1997, between Dreyfus Variable Investment Fund, the
                      Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus
                      Life and Annuity Index fund, Inc., (d/b/a Dreyfus Stock
                      Index fund), and, PFL Life Insurance Company. Note 6.


          (8)  (i)    Amendment No. 5 to Participation Agreement among WRL
                      Series Fund, Inc., Western Reserve Life Assurance Co. of

                      Ohio, and PFL Life Insurance Company. Note 7.

               (j) Participation Agreement among Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc. and PFL Life Insurance Company. Note 8.

            (8)(j)(1) Revised Participation Agreement by and among Franklin
                      Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and PFL Life Insurance Company. Note 11.

               (k) Participation Agreement between Mentor Variable Investment Portfolios and PFL Life Insurance Company. Note 9.

            (8)(l) Participation Agreement among Davis Variable Account Fund, Inc., Davis Distributors, LLC. and PFL Life Insurance Company. Note 9

            (8)(m) Participation Agreement by and between PFL Life Insurance Company and Transamerica Variable Insurance Fund, Inc.
                      Note 9


            (8)(m)(1) Termination of Participation Agreement (Transamerica).
                      Note 13



            (8)(m)(2) Participation Agreement (Transamerica) Note 13.



            (8)(m)(3) Addendum to January 1, 2000 Transamerica Variable
                      Insurance Fund, Inc. Participation Agreement for Transamerica Life Insurance Company. Note 13


            (8)(n) Participation Agreement by and among Alliance Variable Products Series Fund, Inc., PFL Life Insurance Company, AFSG Securities Corporation. Note 10


            (8)(n)(1) Amendment No 1 to Participation Agreement by and among
                      Alliance Variable Products Series Fund, Inc., PFL Life Insurance Company, AFSG Securities Corporation. Note 14



            (8)(o) Participation Agreement between Nations Separate Account Trust, Transamerica Life Insurance Company, Stephens Inc., and AFSG Securities Corporation. Note 14


            (9)       Opinion and Consent of Counsel.  Note 2


           (10)(a)    Consent of Independent Auditors. Note 15



           (10)(b)    Opinion and Consent of Actuary. Note 15


           (11)       Not applicable.

           (12)       Not applicable.

           (13)(a)    Performance Data Calculations (PFL RIB). Note 8


           (13)(b)    Performance Data Calculations. (PFL RIB) Note 8


           (13)(c)    Performance Data Calculations. (Portfolio Select) Note 8

           (14) Powers of Attorney. Note 1. (Patrick S. Baird, Craig D. Vermie, William L. Busler, Douglas C. Kolsrud, Robert J. Kontz) Note 2. Brendy K. Clancy. Note 6 Larry N. Norman
                      Note 11 Bart Herbert, Jr.

           ---------------------

           Note 1. Filed with one Initial filing of this Form N-4 Registration Statement (File No. 333-7509) on July 3, 1996.

           Note 2. Filed with Pre-Effective Amendment No. 1 to this Form N-4 Registration Statement (File No. 333-7509) on December 6, 1996.

           Note 3. Filed with Post-Effective Amendment No. 1 to this Form N-4 Registration Statement (File No. 333-7509) on April 29, 1997.

           Note 4. Filed with Post-Effective Amendment No. 2 to this Form N-4 Registration Statement (File No. 333-7509) on December 23, 1997.

           Note 5. Filed with Post-Effective Amendment No. 4 to this Form N-4 Registration Statement (File No. 333-7509) on April 30, 1998.

           Note 6. Filed with Post-Effective Amendment No. 5 to this Form N-4 Registration Statement (File No. 333-7509) on July 16, 1998.

           Note 7. Filed with Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (File No. 333-7509) on January 22, 1999.

           Note 8. Filed with Post-Effective Amendment No. 8 to this Form N-4 Registration Statement (File No. 333-7509) on April 29, 1999.

           Note 9. Filed with Post-Effective Amendment No. 9 to this Form N-4 Registration Statement (File No. 333-7509) on April 27, 2000.

           Note 10. Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-26209) on April 28, 2000.


           Note 11. Filed with Post Effective Amendment No. 10 to this Form N-4 Registration Statement (File No. 333-7509) on April 30, 2001.



           Note 12. Incorporated by reference to Post-Effective Amendment No. 25 to Form N-4 Registration Statement (File No. 33-33085) on April 27, 2001.



           Note 13. Incorporated by Reference to Post Effective Amendment No. 26 to Form N-4 Registration Statement (File No. 33-33085) on October 2, 2001.



           Note 14.   Filed herewith.



           Note 15.   To be filed by Amendment.

Item 25.         Directors and Officers of the Depositor


                                   Principal Positions
Name and                           and Offices with
Business Address                   Depositor
----------------                   ---------
Larry N. Norman                    Director and President
4333 Edgewood Road N.E.
Cedar Rapids, Iowa 52499-0001

Patrick S. Baird                   Director, Senior Vice President and
4333 Edgewood Road N.E.            Chief Operating Officer
Cedar Rapids, Iowa 52499-0001

Craig D. Vermie                    Director, Vice President, Secretary and
4333 Edgewood Road N.E.            General Counsel
Cedar Rapids, Iowa 52499-0001

Douglas C. Kolsrud                 Director, Senior Vice President, Chief
4333 Edgewood Road N.E.            Investment Officer and Corporate Actuary
Cedar Rapids, Iowa 52499-0001

Bart Hebert, Jr.                   Director, Executive Vice President
4333 Edgewood Road N.E.            and Chairman of the Board
Cedar Rapids, Iowa 52499-0001

Robert J. Kontz                    Vice President and
4333 Edgewood Road N.E.            Corporate Controller
Cedar Rapids, Iowa 52499-0001

Brenda K. Clancy                   Vice President, Treasurer and Chief
4333 Edgewood Road N.E.            Financial Officer
Cedar Rapids, Iowa 52499-0001

Item 26. Persons Controlled by or under Common Control With the Depositor or Registrant.

                                Jurisdiction of     Percent of Voting
Name                             Incorporation      Securities Owned               Business
----                            ---------------     -----------------              --------
AEGON N.V.                      Netherlands         51.16% of Vereniging           Holding company
                                                    AEGON Netherlands
                                                    Membership Association

Groninger Financieringen B.V.   Netherlands         100% AEGON N.V.                Holding company

AEGON Netherland N.V.           Netherlands         100% AEGON N.V.                Holding company

AEGON Nevak Holding B.V.        Netherlands         100% AEGON N.V.                Holding company

AEGON International N.V.        Netherlands         100% AEGON N.V.                Holding company

Voting Trust Trustees:          Delaware                                           Voting Trust
K.J.Storm
Donald J. Shepard H.B.
Van Wijk Dennis Hersch

AEGON U.S. Holding Corporation  Delaware            100% Voting Trust              Holding company

Short Hills Management Company  New Jersey          100% AEGON U.S.                Holding company
                                                    Holding Corporation

COPRA Reinsurance Company       New York            100% AEGON U.S.                Holding company
                                                    Holding Corporation

AEGON Management Company        Indiana             100% AEGON U.S.                Holding company
                                                    Holding Corporation

AEGON USA, Inc.                 Iowa                100% AEGON U.S.                Holding company

RCC North America Inc.          Delaware            100% AEGON U.S.                Real estate

Transamerica Holding Company    Delaware            100% AEGON USA, Inc.           Holding company

AEGON Funding Corp.             Delaware            100% Transamerica              Issue debt
                                                    Holding Corporation            securities-net
                                                                                   proceeds used to
                                                                                   make loans to
                                                                                   affiliates

First AUSA Life Insurance       Maryland            100% Transamerica Holding      Insurance holding
Company                                             Company                        company

AUSA Life Insurance             New York            82.33% First AUSA Life         Insurance
Company, Inc.                                       Insurance Company
                                                    17.67% Veterans Life
                                                    Insurance Company

Life Investors Insurance        Iowa                100% First AUSA Life Ins. Co.  Insurance
Company of America


Life Investors Alliance, LLC    Delaware            100% LIICA                     Purchase, own, and
                                                                                   hold the equity
                                                                                   interest of other
                                                                                   entities

Great American Insurance        Iowa                100 % LIICA                    Marketing
Agency, Inc.

Bankers United Life             Iowa                100% Life Investors            Insurance
Assurance Company                                   Insurance Company of America


Transamerica Life Insurance     Iowa                100% First AUSA Life Ins. Co.  Insurance
Company

AEGON Financial Services        Minnesota           100% PFL Life Insurance Co.    Marketing
Group, Inc.

AEGON Assignment Corporation    Kentucky            100% AEGON Financial           Administrator of
of Kentucky                                         Services Group, Inc.           structured
                                                                                   settlements

AEGON Assignment Corporation    Illinois            100% AEGON Financial           Administrator of
                                                    Services Group, Inc.           structured
                                                                                   settlements

Southwest Equity Life Ins. Co.  Arizona             100% of Common Voting Stock    Insurance
                                                    First AUSA Life Ins. Co.

Iowa Fidelity Life Insurance    Arizona             100% of Common Voting Stock    Insurance
Co.                                                 First AUSA Life Ins. Co.

Western Reserve Life            Ohio                100% First AUSA Life Ins. Co.  Insurance
Assurance Co. of Ohio

WRL Series Fund, Inc.           Maryland            Various                        Mutual fund

WRL Investment Services, Inc.   Florida             100% Western Reserve Life      Provides
                                                    Assurance Co. of Ohio          administration for
                                                                                   affiliated mutual
                                                                                   fund

WRL Investment                  Florida             100% Western Reserve Life      Registered
Management, Inc.                                    Assurance Co. of Ohio          Investment advisor

ISI Insurance Agency, Inc.      California          100% Western Reserve Life      Insurance agency
and Subsidiaries                                    Assurance Co. of Ohio

ISI Insurance Agency            Alabama             100% ISI Insurance Agency,     Insurance agency
of Alabama, Inc.                                    Inc.

ISI Insurance Agency            Ohio                100% ISI Insurance Agency,     Insurance agency
of Ohio, Inc.                                       Inc.

ISI Insurance Agency            Massachusetts       100% ISI Insurance Agency,     Insurance agency
of Massachusetts, Inc.                              Inc.

ISI Insurance Agency            Texas               100% ISI Insurance Agency,     Insurance agency
of Texas, Inc.                                      Inc.



ISI Insurance Agency            Hawaii             100% ISI Insurance Agency,      Insurance agency
of Hawaii, Inc.                                                 Inc.

ISI Insurance Agency            New Mexico         100% ISI Insurance Agency,      Insurance agency
of New Mexico, Inc.                                Inc.

AEGON Equity Group, Inc.        Florida            100% Western Reserve Life       Insurance agency
                                                   Assurance Co. of Ohio

Monumental General Casualty     Maryland           100% First AUSA Life Ins. Co.   Insurance
Co.

United Financial Services,      Maryland           100% First AUSA Life Ins. Co.   General agency
Inc.

Bankers Financial Life Ins.     Arizona            100% First AUSA Life Ins. Co.   Insurance
Co.

The Whitestone Corporation      Maryland           100% First AUSA Life Ins. Co.   Insurance agency

Cadet Holding Corp.             Iowa               100% First AUSA Life Ins. Co.   Holding company

Monumental General Life         Puerto Rico        51% First AUSA Life             Insurance
Insurance Company of                               Insurance Company
Puerto Rico                                        49% Baldrich & Associates
                                                   of Puerto Rico

AUSA Holding Company            Maryland           100% AEGON USA, Inc.            Holding company

Monumental General Insurance    Maryland           100% AUSA Holding Co.           Holding company
Group, Inc.

Trip Mate Insurance Agency,     Kansas             100% Monumental General         Sale/admin. of
Inc.                                               Insurance Group, Inc.           travel insurance

Monumental General              Maryland           100% Monumental General         Provides management
Administrators, Inc.                               Insurance Group, Inc.           srvcs. to
                                                                                   unaffiliated third
                                                                                   party administrator

National Association            Maryland           100% Monumental General         Provides actuarial
Management and Consultant                          Administrators, Inc.            consulting services
Services, Inc.

Monumental General Mass         Maryland           100% Monumental General         Marketing arm for
Marketing, Inc.                                    Insurance Group, Inc.           sale of mass
                                                                                   marketed insurance
                                                                                   coverage

Transamerica Capital, Inc.      California         100% AUSA Holding Co.           Broker/Dealer

Endeavor Management Company     California         100% AUSA Holding Co.           Investment Management

Universal Benefits Corporation  Iowa               100% AUSA Holding Co.           Third party
                                                                                   administrator


Investors Warranty of           Iowa             100% AUSA Holding Co.            Provider of
America, Inc.                                                                     automobile extended
                                                                                  maintenance contracts

Massachusetts Fidelity Trust    Iowa             100% AUSA Holding Co.            Trust company
Co.

Money Service, Inc.             Delaware         100% AUSA Holding Co.            Provides financial
                                                                                  counseling for
                                                                                  employees and agents
                                                                                  of affiliated
                                                                                  companies

ADB Corporation, L.L.C.         Delaware         100% Money Services, Inc.        Special purpose
                                                                                  limited Liability
                                                                                  company

ORBA Insurance Services, Inc.   California       26.91% Money Services, Inc.      Insurance agency

Great Companies, L.L.C.         Iowa             30% Money Services, Inc.         Markets & sells
                                                                                  mutual funds &
                                                                                  individually managed
                                                                                  accounts

Roundit, Inc.                   Maryland         50% AUSA Holding Co.             Financial services

Zahorik Company, Inc.           California       100% AUSA Holding Co.            Broker-Dealer

ZCI, Inc.                       Alabama          100% Zahorik Company, Inc.       Insurance agency

Zahorik Texas, Inc.             Texas            100% Zahorik Company, Inc.       Insurance agency

Long, Miller & Associates,      California       33-1/3% AUSA Holding Co.         Insurance agency
L.L.C.

AEGON Asset Management          Delaware         100% AUSA Holding Co.            Registered investment
Services, Inc.                                                                    advisor

InterSecurities, Inc.           Delaware         100% AUSA Holding Co.            Broker-Dealer

Associated Mariner Financial    Michigan         100% InterSecurities, Inc.       Holding company/
Group, Inc.                                                                       management services


Associated Mariner Ins. Agency  Massachusetts    100% Associated Mariner          Insurance agency
of Massachusetts, Inc.                           Agency, Inc.

Associated Mariner Agency       Ohio             100% Associated Mariner          Insurance agency
Ohio, Inc.                                       Agency, Inc.

Associated Mariner Agency       Texas            100% Associated Mariner          Insurance agency
Texas, Inc.                                      Agency, Inc.

PIA 2000-A, L.P.                Delaware         Intersecurities, Inc. is the     Private placement
                                                 General Partner                  investment limited
                                                                                  partnership

Idex Investor Services, Inc.    Florida          100% AUSA Holding Co.            Shareholder services

Idex Management, Inc.           Delaware         100% AUSA Holding Co.            Investment advisor



IDEX Mutual Funds               Massachusetts    Various                          Mutual fund

Diversified Investment          Delaware         100% AUSA Holding Co.            Registered investment
Advisor, Inc.                                                                     advisor

Diversified Investors           Delaware         100% Diversified Investment      Broker-Dealer
Securities Corp.                                 Advisors, Inc.

George Beram & Company, Inc.    Massachusetts    100% Diversified Investment      Employee benefit and
                                                 Advisors, Inc.                   actuarial consulting

AEGON USA Securities, Inc.      Iowa             100% AUSA Holding Co.            Broker-Dealer
                                                                                  (De-registered)

Creditor Resources, Inc.        Michigan         100% AUSA Holding Co.            Credit insurance

CRC Creditor Resources          Canada           100% Creditor Resources, Inc.    Insurance agency
Canadian Dealer Network Inc.

AEGON USA Investment            Iowa             100% AUSA Holding Co.            Investment advisor
Management, Inc.

AEGON USA Realty                Iowa             100% AUSA Holding Co.            Provides real estate
Advisors, Inc.                                                                    administrative and
                                                                                  real estate investment

AEGON USA Real Estate           Delaware         100% AEGON USA Realty            Real estate and
Services, Inc.                                   Advisors, Inc.                   mortgage holding
                                                                                  company

QSC Holding, Inc.               Delaware         100% AEGON USA Realty            Real estate and
                                                 Advisors, Inc.                   financial software
                                                                                  production and sales

Landauer Associates, Inc.       Delaware         100% AEGON USA Realty            Real estate counseling
                                                 Advisors, Inc.

Landauer Realty Associates,     Texas            100% Landauer Associates, Inc.   Real estate counseling
Inc.

Realty Information Systems,     Iowa             100% AEGON USA Realty            Information Systems
Inc.                                             Advisors, Inc.                   for real estate
                                                                                  investment management

USP Real Estate Investment      Iowa             12.89% First AUSA Life Ins. Co.  Real estate
Trust                                            13.11% PFL Life Ins. Co.         investment trust
                                                 4.86% Bankers United Life
                                                 Assurance Co.

RCC Properties Limited          Iowa             AEGON USA Realty Advisors,       Limited Partnership
Partnership                                      Inc. is General Partner and 5%
                                                 owner.

Commonwealth General            Delaware         100% Transamerica Holding        Holding company
Corporation ("CGC")                              Company

AFSG Securities Corporation     Pennsylvania     100% CGC                         Broker-Dealer


Benefit Plans, Inc.             Delaware         100% CGC                         TPA for Peoples
                                                                                  Security Life
                                                                                  Insurance Company

AEGON Alliances, Inc.           Virginia         100% Benefit Plans, Inc.         General agent

Capital 200 Block Corporation   Delaware         100% CGC                         Real estate holdings

Commonwealth General            Kentucky         100% CGC                         Administrator of
Assignment Corporation                                                            structured settlements

AEGON Institutional Markets,    Delaware         100% CGC                         Provider of
Inc.                                                                              investment, marketing
                                                                                  and admin. services
                                                                                  to ins. cos.

Monumental Agency Group, Inc.   Kentucky         100% CGC                         Provider of services
                                                                                  to insurance companies

Ampac Insurance Agency, Inc.    Pennsylvania     100% CGC                         Provider of
(EIN 23-1720755)                                                                  management support
                                                                                  services

Compass Rose Development        Pennsylvania     100% Ampac Insurance             Special-purpose
Corporation                                      Agency, Inc.                     subsidiary

Financial Planning Services,    Dist. Columbia   100% Ampac Insurance             Special-purpose
Inc.                                             Agency, Inc.                     subsidiary

Frazer Association              Illinois         100% Ampac Insurance             TPA license-holder
Consultants, Inc.                                Agency, Inc.

National Home Life Corporation  Pennsylvania     100% Ampac Insurance             Special-purpose
                                                 Agency, Inc.                     subsidiary

Valley Forge Associates, Inc.   Pennsylvania     100% Ampac Insurance             Furniture & equipment
                                                 Agency, Inc.                     lessor

Veterans Benefit Plans, Inc.    Pennsylvania     100% Ampac Insurance             Administrator of
                                                 Agency, Inc.                     group insurance
                                                                                  programs

Veterans Insurance Services,    Delaware         100% Ampac Insurance             Special-purpose
Inc.                                             Agency, Inc.                     subsidiary

Academy Insurance Group, Inc.   Delaware         100% CGC                         Holding company

Academy Life Insurance Co.      Missouri         100% Academy Insurance           Insurance company
                                                 Group, Inc.

Pension Life Insurance          New Jersey       100% Academy Life                Insurance company
Company of America                               Insurance Company

FED Financial, Inc.             Delaware         100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary



Ammest Development Corp. Inc.   Kansas           100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary

Ammest Insurance Agency, Inc.   California       100% Academy Insurance           General agent
                                                 Group, Inc.

Ammest Massachusetts            Massachusetts    100% Academy Insurance           Special-purpose
Insurance Agency, Inc.                           Group, Inc.                      subsidiary

Ammest Realty, Inc.             Pennsylvania     100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary

Ampac, Inc.                     Texas            100% Academy Insurance           Managing general agent
                                                 Group, Inc.

Ampac Insurance Agency, Inc.    Pennsylvania     100% Academy Insurance           Special-purpose
(EIN 23-2364438)                                 Group, Inc.                      subsidiary

Force Financial Group, Inc.     Delaware         100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary

Force Financial Services, Inc.  Massachusetts    100% Force Financial Group,      Special-purpose
                                                 Inc.                             subsidiary

Military Associates, Inc.       Pennsylvania     100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary

NCOAA Management Company        Texas            100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary

NCOA Motor Club, Inc.           Georgia          100% Academy Insurance           Automobile club
                                                 Group, Inc.

Unicom Administrative           Pennsylvania     100% Academy Insurance           Provider of admin.
Services, Inc.                                   Group, Inc.                      services

Unicom Administrative           Germany          100% Unicom Administrative       Provider of admin.
Services, GmbH                                   Services, Inc.                   services

Capital General Development     Delaware         100% CGC                         Holding company
Corporation

Monumental Life                 Maryland         73.33% Capital General           Insurance company
Insurance Company                                Development Company
                                                 26.77% First AUSA Life
                                                 Insurance Company

AEGON Special Markets           Maryland         100% Monumental Life             Marketing company
Group, Inc.                                      Insurance Company

Peoples Benefit Life            Iowa             3.7% CGC                         Insurance company
Insurance Company                                20.0% Capital Liberty, L.P.
                                                 76.3% Monumental Life
                                                 Insurance Company


Veterans Life Insurance Co.     Illinois         100% Peoples Benefit             Insurance company
                                                 Life Insurance Company

Peoples Benefit Services, Inc.  Pennsylvania     100% Veterans Life Insurance     Special-purpose
                                                 Company                          subsidiary

Coverna Direct Insurance        Maryland         100% Peoples Benefit             Insurance agency
Services, Inc.                                   Life Insurance Company

Ammest Realty Corporation       Texas            100% Monumental Life             Special-purpose
                                                 Insurance Company                subsidiary

JMH Operating Company, Inc.     Mississippi      100% People's Benefit Life       Real estate holdings
                                                 Insurance Company

Capital Liberty, L.P.           Delaware         99.0% Monumental Life            Holding company
                                                 Insurance Company
                                                 1.0% CGC

Transamerica Corporation        Delaware         100% AEGON NV                    Major interest in
("TAC")                                                                           insurance and finance

AEGON Funding Company II        Delaware         100% TAC                         Commercial paper
                                                                                  insurance

Transamerica Pacific            Hawaii           100% TAC                         Life insurance
Insurance Company, Ltd.

TREIC Enterprises, Inc.         Delaware         100% TFC                         Investments

ARC Reinsurance Corporation     Hawaii           100% Transamerica Corp.          Property & Casualty
                                                                                  Insurance

Transamerica Management, Inc.   Delaware         100% ARC Reinsurance Corp.       Asset management

Inter-America Corporation       California       100% Transamerica Corp.          Insurance Broker

Pyramid Insurance Company,      Hawaii           100% Transamerica Corp.          Property & Casualty
Ltd.                                                                              Insurance

Transamerica Business Tech      Delaware         100% Transamerica Corp.          Telecommunications
Corp.                                                                             and data processing

Transamerica CBO I, Inc.        Delaware         100% Transamerica Corp.          Owns and manages a
                                                                                  pool of high-yield
                                                                                  bonds

Transamerica Corporation        Oregon           100% Transamerica Corp.          Name holding only -
(Oregon)                                                                          Inactive

Transamerica Finance Corp.      Delaware         100% Transamerica Corp.          Commercial & Consumer
                                                                                  Lending & equipment
                                                                                  leasing

TA Leasing Holding Co., Inc.    Delaware         100% Transamerica Finance Corp.  Holding company



Trans Ocean Ltd.                Delaware         100% TA Leasing Holding Co.      Holding company
                                                 Inc.

Trans Ocean Container Corp.     Delaware         100% Trans Ocean Ltd.            Intermodal leasing
("TOCC")

SpaceWise Inc.                  Delaware         100% TOCC                        Intermodal leasing

Trans Ocean Container           Delaware         100% TOL                         Intermodal leasing
Finance Corp.

Trans Ocean Leasing             Germany          100% TOCC                        Intermodal leasing
Deutschland GmbH

Trans Ocean Leasing PTY Ltd.    Austria          100% TOCC                        Intermodal leasing

Trans Ocean Management S.A.     Switzerland      100% TOCC                        Intermodal leasing

Trans Ocean Regional            California       100% TOCC                        Holding company
Corporate Holdings

Trans Ocean Tank Services       Delaware         100% TOCC                        Intermodal leasing
Corp.

Transamerica Leasing Inc.       Delaware         100% TA Leasing Holding Co.      Leases & Services
                                                                                  intermodal equipment

Transamerica Leasing Holdings   Delaware         100% Transamerica Leasing Inc.   Holding company
Inc. ("TLHI")

Greybox Logistics Services      Delaware         100% TLHI                        Intermodal leasing
Inc.

Greybox L.L.C. ("G")            Delaware         100% TLHI                        Intermodal freight
                                                                                  container interchange
                                                                                  facilitation service

Transamerica Trailer            France           100% Greybox L.L.C.              Leasing
Leasing S.N.C.

Greybox Services Limited        U.K.             100% TLHI                        Intermodal leasing

Intermodal Equipment, Inc.      Delaware         100% TLHI                        Intermodal leasing

Transamerica Leasing N.V.       Belg.            100% Intermodal Equipment Inc.   Leasing

Transamerica Leasing SRL        Italy            100% Intermodal Equipment Inc.   Leasing

Transamerica Distribution       Delaware         100% TLHI                        Dormant
Services, Inc.

Transamerica Leasing            Belg.            100% TLHI                        Leasing
Coordination Center

Transamerica Leasing do         Braz.            100% TLHI                        Container Leasing
Brasil Ltda.



Transamerica Leasing GmbH       Germany          100% TLHI                        Leasing

Transamerica Trailer Leasing    Poland           100% TLHI                        Leasing
Sp. z.o.o

Transamerica Leasing Limited    U.K.             100% TLHI                        Leasing

ICS Terminals (UK) Limited      U.K.             100% Transamerica Leasing        Leasing
                                                 Limited

Transamerica Leasing Pty. Ltd.  Australia        100% TLHI                        Leasing

Transamerica Leasing (Canada)   Canada           100% TLHI                        Leasing
Inc.

Transmerica Leasing (HK) Ltd.   H.K.             100% TLHI                        Leasing

Transamerica Leasing            S. Africa        100% TLHI                        In Liquidation -
(Proprietary) Limited                                                             Intermodal leasing

Transamerica Trailer Holdings   Delaware         100% TLHI                        Holding company
I Inc.

Transamerica Trailer Holdings   Delaware         100% TLHI                        Holding company
II Inc.

Transamerica Trailer Holdings   Delaware         100% TLHI                        Holding company
III Inc.

Transamerica Trailer Leasing    Swed.            100% TLHI                        Leasing
AB

Transamerica Trailer Leasing    Switzerland      100% TLHI                        Leasing
AG

Transamerica Trailer Leasing    Denmark          100% TLHI                        Leasing
A/S

Transamerica Trailer Leasing    Germany          100% TLHI                        Leasing
GmbH

Transamerica Trailer Leasing    Belgium          100% TLHI                        Leasing
(Belgium) N.V.

Transamerica Trailer Leasing    Netherlands      100% TLHI                        Leasing
(Netherlands) B.V.

Transamerica Alquiler de        Spain            100% TLHI                        Leasing
Trailer Spain S.L.

Transamerica Transport Inc.     New Jersey       100% TLHI                        Dormant

Transamerica Commercial         Delaware         100% Transamerica Finance Corp.  Holding company
Finance Corporation, I
("TCFCI")

Transamerica Equipment          Delaware         100% TCFCI                       Investment in Various
Financial Services                                                                equipment leases and
Corporation                                                                       loans



BWAC Credit Corporation         Delaware         100% TCFCI                       Inactive

BWAC International Corporation  Delaware         100% TCFCI                       Retail Appliance and
                                                                                  furniture stores

BWAC Twelve, Inc.               Delaware         100% TCFCI                       Holding company

TIFCO Lending Corporation       Illinois         100% BWAC Twelve, Inc.           General financing

Transamerica Insurance          Maryland         100% BWAC Twelve, Inc.           Insurance premium
Finance Corporation ("TIFC")                                                      financing

Transamerica Insurance          California       100% TIFC                        Insurance premium
Finance Corporation,
California

Transamerica Insurance          Ontario          100% TIFC                        Insurance premium
Finance Corporation, Canada                                                       financing

Transamerica Business Credit    Delaware         100% TCFCI                       Lending, leasing &
Corporation ("TBCC")                                                              equipment financing

Transamerica Mezzanine          Delaware         100% TBCC                        Holding company
Financing, Inc.

Bay Capital Corporation         Delaware         100% TBCC                        Special purpose
                                                                                  corporation

Coast Funding Corporation       Delaware         100% TBCC                        Special purpose
                                                                                  corporation

Transamerica Small Business     Delaware         100% TBCC                        Holding company
Capital, Inc. ("TSBC")

Transamerica Emergent           Delaware         100% SBCI                        Dormant
Business Capital Holdings,
Inc.

Gulf Capital Corporation        Delaware         100% TBCC                        Special purpose
                                                                                  corporation

Direct Capital Equity           Delaware         100% TBCC                        Small business loans
Investment, Inc.

TA Air East, Corp.              Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air I, Corp.                 Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air II, Corp.                Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air III, Corp.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation


TA Air IV, Corp.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air V, Corp.                 Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air VI, Corp.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air VII, Corp.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air VIII, Corp.              Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air IX, Corp.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air X, Corp.                 Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air XI, Corp.                Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XII, Corp.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XIII, Corp.              Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XIV, Corp.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XV, Corp.                Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XVI, Corp.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XVII, Corp.              Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XVIII, Corp.             Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XIX, Corp.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XX, Corp.                Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Heli I, Inc.                 Delaware         100% TEFS                        Special purpose
                                                                                  corporation


TA Marine I, Inc.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Marine II, Inc.              Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Marine IV, Inc.              Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Marine VI, Inc.              Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Marine V, Inc.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Marine III, Corp.            Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Public Finance Air I, Corp.  Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TBC I, Inc.                     Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC II, Inc.                    Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC III, Inc.                   Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC IV, Inc.                    Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC V, Inc.                     Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC VI, Inc.                    Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax I, Inc.                 Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax II, Inc.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax III, Inc.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax IV, Inc.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax V, Inc.                 Delaware         100% TBCC                        Special purpose
                                                                                  corporation


TBC Tax VI, Inc.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax VII, Inc.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax VIII, Inc.              Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax IX, Inc.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

The Plain Company               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

Transamerica Distribution       Delaware         100% TCFCI                       Holding company
Finance Corporation ("TDFC")

Transamerica Accounts Holding   Delaware         100% TDFC                        Holding company
Corp.

Transamerica Commercial         Delaware         100% TIFC                        Finance company
Finance Corporation ("TCFC")

Transamerica Acquisition        Canada           100% TCFCC                       Holding company
Corporation, Canada

Transamerica Distribution       Delaware         100% TCFC                        Commercial Finance
Finance Corporation -
Overseas, Inc. ("TDFOI")

TDF Mauritius Limited           Mauritius        100% TDFOI                       Mauritius holding
                                                                                  company

Inventory Funding Trust         Delaware         100% TCFC                        Delaware Business
                                                                                  Trust

Inventory Funding Company, LLC  Delaware         100% Inventory Funding Trust     Holding company

TCF Asset Management            Colorado         100% TCFC                        A depository for
Corporation                                                                       foreclosed real and
                                                                                  personal property

Transamerica Joint Ventures,    Delaware         100% TCFC                        Holding company
Inc.

Transamerica Inventory          Delaware         100% TDFC                        Holding company
Finance Corporation ("TIFC")

Transamerica GmbH, Inc.         Delaware         100% TIFC                        Holding company

Transamerica                    Netherlands      100% Trans. GmbH, Inc.           Commercial lending in
Fincieringsmaatschappij B.V.                                                      Europe

BWAC Seventeen, Inc.            Delaware         100% TIFC                        Holding company



Transamerica Commercial         Ontario          100% BWAC Seventeen, Inc.        Dormant
Finance Canada, Limited

Transamerica Commercial         Canada           100% BWAC Seventeen, Inc.        Commercial finance
Finance Corporation, Canada

TCF Commercial Leasing          Ontario          100% TCFCC                       Dormant
Corporation, Canada

Cantrex Group Inc.              Quebec           76% TACC                         Buying group and
                                                                                  retail merchant
                                                                                  services

BWAC Twenty-One, Inc.           Delaware         100% TIFC                        Holding company

Transamerica Commercial         U.K.             100% BWAC Twenty-One Inc.        Commercial lending
Finance Limited ("TCFL")

TDF Credit Insurance Services   U.K.             100% TCFL                        Credit insurance
Limited                                                                           brokerage

Whirlpool Financial             Poland           100% TCFL                        Inactive - commercial
Corporation Polska Spozoo                                                         finance

Transamerica Commercial         U.K.             100% BWAC Twenty-One Inc.        Holding company
Holdings Limited

Transamerica Commercial         France           100% TIFC                        Factoring company
Finance France S.A.

Transamerica GmbH               Frankfurt,       100% GmbH                        Commercial lending in
                                Germany                                           Germany

Transamerica Retail Financial   Delaware         100% TIFC                        Provides retail
Services Corporation                                                              financing
("TRFSC")

Transamerica Bank, NA           Delaware         100% TRFSC                       Bank

Transamerica Consumer Finance   Delaware         100% TRFSC                       Consumer finance
Holding Company ("TCFHC")                                                         holding company

Transamerica Mortgage Company   Delaware         100% TCFHC                       Consumer mortgages

Transamerica Consumer           Delaware         100% TCFHC                       Securitization company
Mortgage Receivables Company

Metropolitan Mortgage Company   Florida          100% TCFHC                       Consumer mortgages

Easy Yes Mortgage, Inc.         Florida          100% Metropolitan Mtg. Co.       No active
                                                                                  business/Name holding
                                                                                  only

Easy Yes Mortgage, Inc.         Georgia          100% Metropolitan Mtg. Co.       No active
                                                                                  business/Name holding
                                                                                  only



First Florida Appraisal         Florida          100% Metropolitan Mtg. Co.       Appraisal and
Services, Inc.                                                                    inspection services

First Georgia Appraisal         Georgia          100% First FL App. Srvc, Inc.    Appraisal services
Services, Inc.

Freedom Tax Services, Inc.      Florida          100%. Metropolitan Mtg. Co.      Property tax
                                                                                  information services

J.J. & W. Advertising, Inc.     Florida          100% Metropolitan Mtg. Co.       Advertising and
                                                                                  marketing services

J.J. & W. Realty Corporation    Florida          100% Metropolitan Mtg. Co.       To hold problem REO
                                                                                  properties

Liberty Mortgage Company of     Florida          100% Metropolitan Mtg. Co.       No active
Ft. Myers, Inc.                                                                   business/Name holding
                                                                                  only

Metropolis Mortgage Company     Florida          100% Metropolitan Mtg. Co.       No active
                                                                                  business/Name holding
                                                                                  only

Perfect Mortgage Company        Florida          100% Metropolitan Mtg. Co.       No active
                                                                                  business/Name holding
                                                                                  only

Transamerica Vendor Financial   Delaware         100% TDFC                        Provides commercial
Service Corporation                                                               leasing

Transamerica Distribution       Mexico           99% TCFC                         Holding company in
Finance Corporation de                                                            Mexican subsidiaries
Mexico S. de R.L. de C.V.

TDF de Mexico S. de R.L. de     Mexico           99% TDFC Mex                     Service company for
C.V.                                                                              Whirlpool receivables

Transamerica Corporate          Mexico           99% TDFC Mex                     Holds employees
Services De Mexico S. de R.L.
de CV

Transamerica Distribution       Mexico           99% TCFC                         Finance company
Finance Factorje S.A. de C.V.

Transamerica Distribution
Finance Insurance Services,    Illinois         100% TCFC                         Finance company
Inc.

Transamerica Flood Hazard       Delaware         100% TAC                         Flood Zone
Certification, Inc.                                                               certification service

Transamerica Home Loan          California       100% TFC                         Consumer mortgages

Transamerica Lending Company    Delaware         100% TFC                         In liquidation -
                                                                                  lending

Transamerica Public Finance,    Delaware         70% TFC                          Financial Services
LLC

Transamerica Financial          California       100% Transamerica Corp.          Investments
Products, Inc.


Transamerica Insurance          Iowa             100% TIHI                        Holding company
Corporation ("TIC")

Arbor Life Insurance Company    Arizona          100% TIC                         Life insurance,
                                                                                  disability insurance

Plaza Insurance Sales Inc.      California       100% TIC                         Casualty insurance
                                                                                  placement

Transamerica Advisors, Inc.     California       100% TIC                         Retail sale of
                                                                                  investment advisory
                                                                                  services

Transamerica Annuity Services   New Mexico       100% TIC                         Performs services
Corp.                                                                             required for
                                                                                  structured settlements

Transamerica Financial          Delaware         100% TIC                         Retail sale of
Resources, Inc.                                                                   securities products

Financial Resources Insurance   Texas            100% Transamerica Fin. Res.      Retail sale of
Agency of Texas                                                                   securities products

TBK Insurance Agency            Ohio             100% Transamerica Fin. Res.      Variable insurance
of Ohio, Inc.                                                                     contract sales in
                                                                                  state of Ohio


Transamerica Financial          Alabama          100% Transamerica Fin. Res.      Insurance agent &
Resources Agency of Alabama,                                                      broker
Inc.

Transamerica Financial          Massachusetts    100% Transamerica Fin. Res.      Insurance agent &
Resources Ins. Agency of                                                          broker
Massachusetts, Inc.

Transamerica International      Delaware         100% TIC                         Holding &
Insurance Services, Inc.                                                          administering foreign
("TIISI")                                                                         operations

AEGON Canada Inc. ("ACI")       Canada           100% TIHI                        Holding company

Transamerica Life Canada        Canada           100% ACI                         Life insurance company

Home Loans and Finance Ltd.     U.K.             100% TIISI                       Inactive

Transamerica Occidental Life    Iowa             100% TIC                         Life insurance
Insurance Company ("TOLIC")

NEF Investment Company          California       100% TOLIC                       Real estate
                                                                                  development

Transamerica China              Hong Kong        99% TOLIC                        Holding company
Investments Holdings Limited

Transamerica Life Insurance     N. Carolina      100% TOLIC                       Life insurance
and Annuity Company
("TALIAC")

Transamerica Assurance Company  Missouri         100% TALIAC                      Life and disability
                                                                                  insurance


Gemini Investments, Inc.        Delaware         100% TALIAC                      Investment subsidiary

Transamerica Life Insurance     Canada           100% TOLIC                       Sells individual life
Company of Canada                                                                 insurance &
                                                                                  investment products
                                                                                  in all provinces and
                                                                                  territories of Canada

Transamerica Life Insurance     New York         100% TOLIC                       Insurance sales
Company of New York

Transamerica South Park         Delaware         100% TOLIC                       Market analysis
Resources, Inc.

Transamerica Variable           Maryland         100% TOLIC                       Mutual Fund
Insurance Fund

USA Administration Services,    Kansas           100% TOLIC                       Third party
Inc.                                                                              administrator

Transamerica Products, Inc.     California       100% TIC                         Holding company
("TPI")

Transamerica Products II, Inc.  California       100% TPI                         Co-general partner

Transamerica Products IV, Inc.  California       100% TPI                         Co-general partner

Transamerica Products I, Inc.   California       100% TPI                         Co-general partner

Transamerica Securities Sales   Maryland         100% TIC                         Life insurance sales
Corp.

Transamerica Service Company    Delaware         100% TIC                         Passive loss tax
                                                                                  service

Transamerica International RE   Bermuda          100% TAC                         Reinsurance
(Bermuda) Ltd.

Transamerica Intellitech, Inc.  Delaware         100% TFC                         Real estate
                                                                                  information and
                                                                                  technology services

Transamerica International      Delaware         100% TAC                         Holding company
Holdings, Inc. ("TIHI")

Transamerica Investment         Delaware         100% TAC                         Investment adviser
Services, Inc. ("TISI")

Transamerica Income Shares,     Maryland         100% TISI                        Mutual fund
Inc.

Transamerica LP Holdings Corp.  Delaware         100% TAC                         Limited partnership
                                                                                  investment

Transamerica Real Estate Tax    Delaware         100% TFC                         Real estate tax
Service, Inc.                                                                     reporting and
                                                                                  processing services

Transamerica Realty Services,   Delaware         100% TAC                         Real estate
Inc. ("TRS")                                                                      investments

Bankers Mortgage Company of CA  California       100% TRS                         Investment management


Pyramid Investment Corporation  Delaware         100% TRS                         Real estate company

The Gilwell Company             California       100% TRS                         Ground lessee of 517
                                                                                  Washington Street,
                                                                                  San Francisco

Transamerica Affordable         California       100% TRS                         General partner LHTC
Housing, Inc.                                                                     Partnership

Transamerica Minerals Company   California       100% TRS                         Owner and lessor of
                                                                                  oil and gas properties

Transamerica Oakmont            California       100% TRS                         General partner
Corporation                                                                       retirement properties

Transamerica Senior             Delaware         100% TAC                         Owns retirement
Properties, Inc. ("TSPI")                                                         properties

Transamerica Senior Living,     Delaware         100% TSPI                        Manages retirement
Inc.                                                                              properties

Item 27.  Number of Contract Owners

          As of December 31, 2001, there were _____ Owners of the Policies.


Item 28.  Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive
                                --------
indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

                 AFSG Securities Corporation
                 4333 Edgewood Road, N.E.
                 Cedar Rapids, IA 52499-0001

                 The directors and officers of
                 AFSG Securities Corporation
                 are as follows:



Larry N. Norman                    Anne Spaes
Director and President             Director and Vice President

Frank A. Camp
Secretary

Lisa Wachendorf                    Linda Gilmer
Director Vice President and Chief  Treasurer/Controller
Compliance President

Thomas R. Moriarty                 Priscilla Hechler
Vice President                     Assistant Secretary and Assistant Vice President

Emily Bates                        Thomas Pierpan
Assistant Treasurer                Assistant Secretary and Assistant Vice President

Clifton Flenniken                  Darin D. Smith
Assistant Treasurer                Assistant Secretary and Vice President


--------------------

The principal business address of each person listed is AFSG Securities Corporation, 4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001.

Commissions and Other Compensation Received by Principal Underwriter.
--------------------------------------------------------------------

AFSG Securities Corporation, the broker/dealer, received $ __________, $25,239,902.03 and $21,387,197.00 from the Registrant for the period ending December 31, 2001, December 31, 2000 and December 31, 1999, respectively, for its services in distributing the Policies. No other commission or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the fiscal year.


AFSG Securities Corporation serves as the principal underwriter for Separate Account VA B, the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VL A, and Legacy Builder Variable Life Separate Account. These accounts are separate accounts of Transamerica Life Insurance Company.


AFSG Securities Corporation serves as principal underwriter for Separate Account VA BNY, Separate Account C and AUSA Series Life Account. These accounts are separate accounts of AUSA Life Insurance Company, Inc.

AFSG Securities Corporation serves as principal underwriter for Separate Account I, Separate Account II and Separate Account V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for WRL Series Life Account, WRL Series Annuity Account and WRL Series Annuity Account B. These account are separate accounts of Western Reserve Life Assurance Co. of Ohio.

AFSG Securities Corporation also serves as principal underwriter for Transamerica Occidental Life Separate Account VUL-3. This account is a separate account of Transamerica Occidental Life Insurance Company.

Item 30. Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Transamerica Life Insurance Company (formerly PFL Life Insurance Company) at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31.  Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32.  Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

(b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or
     (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

(d) Transamerica Life Insurance Company (formerly PFL Life Insurance Company) hereby represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Life Insurance Company (formerly PFL Life Insurance Company).


Section 403(b) Representations
------------------------------

Transamerica represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 17/th/ day of January, 2002.


                                        RETIREMENT BUILDER
                                        VARIABLE ANNUITY ACCOUNT

                                        TRANSAMERICA LIFE INSURANCE COMPANY
                                        Depositor


                                                                      *
                                        -------------------------------
                                        Larry N. Norman
                                        President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures                 Title                          Date
----------                 -----                          ----

                   *       Director                         __________, 2002
--------------------
Patrick S. Baird

/s/ Craig D. Vermie        Director                         January 17, 2002
--------------------
Craig D. Vermie


                   *       Director                         __________, 2002
--------------------
Larry N. Norman            (Principal Executive Officer)

                   *       Director                         __________, 2002
--------------------
Bart Herbert, Jr.

                   *       Director                         __________, 2002
--------------------
Douglas C. Kolsrud

                   *       Vice President and               __________, 2002
--------------------
Robert J. Kontz            Corporate Controller

                   *       Treasurer
--------------------                                        __________, 2002
Brenda K. Clancy

*By Craig D. Vermie, Attorney-in-Fact

                                                               Registration No.
                                                                       333-7509



                      SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C. 20549


                                _______________

                                   EXHIBITS

                                      TO

                                   FORM N-4

                            REGISTRATION STATEMENT

                                     UNDER

                          THE SECURITIES ACT OF 1933

                                      FOR

                  RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT

                                _______________

                                 EXHIBIT INDEX
                                 -------------

Exhibit No.      Description of Exhibit                                                                   Page No./*/
-----------      ----------------------                                                                   -----------
(8)(n)(1)        Amendment No. 1 to Participation Agreement by and among Alliance Variable Products
                 Series Fund, Inc., PFL Life Insurance Company, AFSG Securities Corporation

(8)(o)           Participation Agreement between Nation Separate Account Trust, Transamerica Life
                 Insurance Company, Stephens Inc., and AFSG Securities Corporation




____________________________
/*/  Page numbers included only in manually executed original.